UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Ave, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue NW, Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2017

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 16.9%
Basic Materials — 16.9%
Alexco Resource * (A)	1,066,316	$1,449,552
Americas Silver * (A)	451,377	1,440,162
AuRico Metals *	1,140,392	1,076,057
AuRico Metals ^ *	533,199	507,605
Bear Creek Mining * (A)	992,293	1,999,583
Excellon Resources * (A)	681,811	817,813
First Majestic Silver * (A)	1,888,397	15,493,146
Fortuna Silver Mines *	1,863,082	9,281,517
Great Panther Silver * (A)	1,945,646	2,520,448
Klondex Mines *	2,051,784	6,513,600
Mandalay Resources (A)	4,872,997	1,519,706
Primero Mining * (A)	2,178,346	783,859
Silvercorp Metals	1,906,406	5,585,770
Tahoe Resources (A)	2,129,000	11,610,715
TOTAL CANADA		60,599,533
MEXICO— 11.1%
Basic Materials — 11.1%
Industrias Penoles	1,550,849	37,969,372
Minera Frisco *	3,023,580	1,920,954
TOTAL MEXICO		39,890,326
PERU— 2.2%
Basic Materials — 2.2%
Volcan Cia Minera SAA	29,186,300	7,656,900
UNITED KINGDOM— 28.6%
Basic Materials — 28.6%
Fresnillo	2,320,625	46,992,565
Hochschild Mining	2,958,935	12,342,549
Polymetal International	3,542,177	43,102,744
TOTAL UNITED KINGDOM		102,437,858
UNITED STATES— 40.8%
Basic Materials — 40.8%
Alamos Gold, Cl A	2,172,939	15,406,137
Coeur d’Alene Mines *	1,916,224	15,866,335
Endeavour Silver * (A)	1,487,929	4,538,183
Hecla Mining	3,289,046	17,793,739
MAG Silver *	826,004	11,382,335
McEwen Mining (A)	2,630,200	6,864,822
Pan American Silver	1,018,609	17,163,562
Silver Standard Resources *	1,414,551	13,763,581

Schedule of Investments (Unaudited)	July 31, 2017
Global X Silver Miners ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Wheaton Precious Metals	2,144,958	$43,564,097
TOTAL UNITED STATES		146,342,791
TOTAL COMMON STOCK
(Cost $355,754,354)		356,927,408

REPURCHASE AGREEMENTS (B) — 3.8%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $9,935,967 (collateralized by U.S Treasury Obligations, ranging in par value $1-$3,712,884, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $10,134,396)	$9,935,683	9,935,683
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $3,728,139 (collateralized by U.S. Treasury Obligations, par value $3,793,065, 1.875%, 08/31/22 with a total market value of $3,825,893)	3,728,029	3,728,029
TOTAL REPURCHASE AGREEMENTS
(Cost $13,663,712)		13,663,712
TOTAL INVESTMENTS — 103.4%
(Cost $369,418,066)†		$370,591,120

Percentages are based on Net Assets of $358,425,270.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $12,528,061.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $13,663,712.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $369,418,066, and the unrealized appreciation and depreciation were $38,845,127 and $(37,672,073), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$356,927,408	$—	$—	$356,927,408
Repurchase Agreements	—	13,663,712	—	13,663,712
Total Investments in Securities	$356,927,408	$13,663,712	$—	$370,591,120

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 16.7%
Basic Materials — 16.7%
Beadell Resources *	1,686,849	$249,139
Gold Road Resources *	1,183,683	609,522
Metals X *	685,256	445,867
Perseus Mining * (A)	1,439,416	361,986
Regis Resources	690,339	2,110,842
Resolute Mining *	926,303	791,282
Saracen Mineral Holdings *	1,103,142	1,184,536
Silver Lake Resources *	681,667	242,174
St. Barbara *	736,285	1,592,978
TOTAL AUSTRALIA		7,588,326
CANADA— 60.8%
Basic Materials — 60.8%
Alacer Gold *	431,248	717,281
Alamos Gold, Cl A	236,736	1,671,568
Argonaut Gold *	250,220	438,193
Asanko Gold * (A)	296,305	369,626
B2Gold *	688,896	1,724,237
Chesapeake Gold *	6,700	16,876
China Gold International Resources *	357,080	542,523
Continental Gold *	189,885	514,742
Dalradian Resources *	322,152	399,293
Dundee Precious Metals *	207,512	436,413
Eldorado Gold	670,760	1,416,022
Guyana Goldfields *	245,418	943,953
Kirkland Lake Gold	271,873	2,808,843
Klondex Mines *	259,140	822,667
Lundin Gold *	91,884	338,719
Mandalay Resources (A)	618,605	192,920
New Gold *	613,210	2,044,769
OceanaGold	610,493	1,664,692
Osisko Mining *	205,358	738,964
Premier Gold Mines *	291,412	789,962
Pretium Resources *	179,895	1,723,355
Primero Mining * (A)	273,425	98,390
Richmont Mines *	91,976	764,168
Roxgold * (A)	499,293	471,125
Sabina Gold & Silver *	265,263	479,384
SEMAFO *	483,060	1,162,697
Silver Standard Resources *	177,910	1,724,257
Teranga Gold *	125,817	320,944
Torex Gold Resources *	102,289	1,859,205
Wesdome Gold Mines *	189,036	371,859
TOTAL CANADA		27,567,647

Schedule of Investments (Unaudited)	July 31, 2017
Global X Gold Explorers ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
INDONESIA— 1.3%
Basic Materials — 1.3%
Aneka Tambang Persero *	11,483,500	$594,687
MEXICO— 0.9%
Basic Materials — 0.9%
Minera Frisco *	617,414	392,258
TURKEY— 1.4%
Basic Materials — 1.4%
Koza Altin Isletmeleri *	68,174	624,926
UNITED KINGDOM— 5.3%
Basic Materials — 5.3%
Centamin	890,648	1,949,159
Highland Gold Mining	226,252	436,981
TOTAL UNITED KINGDOM		2,386,140
UNITED STATES— 13.4%
Basic Materials — 13.4%
Coeur d’Alene Mines *	268,644	2,224,373
Gold Resource	81,522	345,653
Golden Star Resources *	543,673	366,436
McEwen Mining	332,125	866,846
Novagold Resources *	348,481	1,557,710
Seabridge Gold * (A)	62,714	730,618
TOTAL UNITED STATES		6,091,636
TOTAL COMMON STOCK
(Cost $41,899,496)		45,245,620

REPURCHASE AGREEMENTS (B) — 2.5%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $817,372 (collateralized by U.S Treasury Obligations, ranging in par value $1-$231,075, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $833,696)	$817,349	817,349
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $306,692 (collateralized by U.S. Treasury Obligations, par value $312,033 1.875%, 08/31/22 with a total market value of $314,733)	306,683	306,683
TOTAL REPURCHASE AGREEMENTS
(Cost $1,124,031)		1,124,032
TOTAL INVESTMENTS — 102.3%
(Cost $43,023,527)†		$46,369,652

Percentages are based on Net Assets of $45,337,716.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Gold Explorers ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $1,004,929.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $1,124,032.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $43,023,527, and the unrealized appreciation and depreciation were $6,952,889 and $(3,606,764), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,245,620	$—	$—	$45,245,620
Repurchase Agreements	—	1,124,032	—	1,124,032
Total Investments in Securities	$45,245,620	$1,124,032	$—	$46,369,652

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 7.5%
Basic Materials — 7.5%
OZ Minerals	271,349	$1,806,712
Sandfire Resources	256,186	1,184,209
TOTAL AUSTRALIA		2,990,921
CANADA— 26.5%
Basic Materials — 26.5%
Altius Minerals	68,960	621,470
Capstone Mining *	587,181	563,446
First Quantum Minerals	156,244	1,721,676
HudBay Minerals, Cl B	262,965	2,035,505
Lundin Mining	301,953	2,165,862
Nevsun Resources	503,524	1,356,904
Taseko Mines *	351,018	522,085
Teck Resources, Cl B	74,943	1,621,653
TOTAL CANADA		10,608,601
HONG KONG— 12.7%
Basic Materials — 12.7%
Jiangxi Copper, Cl H	1,031,129	1,882,666
MMG * (A)	3,590,100	1,599,655
Zijin Mining Group, Cl H	4,379,460	1,586,893
TOTAL HONG KONG		5,069,214
JAPAN— 1.4%
Basic Materials — 1.4%
Nittetsu Mining	9,600	537,798
MEXICO— 4.6%
Basic Materials — 4.6%
Grupo Mexico, Cl B	562,514	1,826,288
PHILIPPINES— 1.2%
Basic Materials — 1.2%
Philex Mining	2,795,500	489,739
POLAND— 4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	55,509	1,880,566
UNITED KINGDOM— 22.6%
Basic Materials — 22.6%
Antofagasta	161,997	2,020,371
Central Asia Metals	124,478	362,675
Glencore	435,470	1,918,371
KAZ Minerals *	298,687	2,827,312
SolGold *	1,134,926	594,754

Schedule of Investments (Unaudited)	July 31, 2017
Global X Copper Miners ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Vedanta Resources	129,877	$1,317,571
TOTAL UNITED KINGDOM		9,041,054
UNITED STATES— 18.7%
Basic Materials — 18.7%
Freeport-McMoRan Copper & Gold *	130,065	1,901,550
Southern Copper	47,360	1,863,142
Turquoise Hill Resources *	567,704	1,867,746
Vedanta ADR	105,699	1,860,303
TOTAL UNITED STATES		7,492,741
TOTAL COMMON STOCK
(Cost $36,235,097)		39,936,922

REPURCHASE AGREEMENTS (B) — 1.2%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $365,302 (collateralized by U.S Treasury Obligations, ranging in par value $3-$192,728, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $372,597)	$365,291	365,291
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $137,067 (collateralized by U.S. Treasury Obligations, par value $139,454, 1.875%, 08/31/22 with a total market value of $140,661)	137,063	137,063
TOTAL REPURCHASE AGREEMENTS
(Cost $502,354)		502,354
TOTAL INVESTMENTS — 101.1%
(Cost $36,737,451)†		$40,439,276

Percentages are based on Net Assets of $39,988,446.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $327,942.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $502,354.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $36,737,451, and the unrealized appreciation and depreciation were $5,601,983 and $(1,900,158), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,936,922	$—	$—	$39,936,922
Repurchase Agreements	—	502,354	—	502,354
Total Investments in Securities	$39,936,922	$502,354	$—	$40,439,276

Schedule of Investments (Unaudited)	July 31, 2017
Global X Copper Miners ETF

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 investments. For the period ended July 31, 2017, there were transfers between Level 3 and Level 1 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 13.0%
Basic Materials — 11.6%
Berkeley Energia * (A)	16,553,942	$10,176,224
Energy Resources of Australia * (B)	19,416,150	8,448,005
Greenland Minerals & Energy * (A)	95,224,450	8,742,605
Paladin Energy *(C) (D)	29,982,387	731,260
Peninsula Energy * (A) (B)	18,408,013	5,070,147
		33,168,241
Industrials — 1.4%
Silex Systems * (A) (B)	13,344,892	3,888,682
TOTAL AUSTRALIA		37,056,923
CANADA— 58.8%
Basic Materials — 45.2%
Cameco (B)	5,892,446	60,170,753
Denison Mines * (B)	26,339,392	13,690,460
Energy Fuels * (A) (B)	5,656,152	10,040,908
Fission Uranium * (B)	21,500,778	12,035,140
Laramide Resources * (A)	9,944,255	2,624,129
Mega Uranium * (A) (B)	32,712,103	5,231,635
Uex * (A) (B)	27,485,876	4,835,387
Uranium Participation * (A)	6,516,971	19,907,104
		128,535,516
Energy — 13.6%
NexGen Energy * (B)	15,380,593	38,742,048
TOTAL CANADA		167,277,564
CHINA— 4.3%
Utilities — 4.3%
CGN Power, Cl H (E)	45,027,600	12,337,672
FRANCE— 4.4%
Utilities — 4.4%
Areva *	2,372,064	12,501,033
HONG KONG— 7.8%
Industrials — 7.8%
CGN Mining	170,879,800	13,783,893
CNNC International *	19,690,200	8,319,643
TOTAL HONG KONG		22,103,536
UNITED STATES— 11.5%
Basic Materials — 11.5%
Centrus Energy, Cl A * (A) (B)	663,497	2,786,687
Uranium Energy * (A) (B)	12,080,237	19,328,379

Schedule of Investments (Unaudited)	July 31, 2017
Global X Uranium ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Ur-Energy * (A) (B)	16,692,159	$10,682,982
TOTAL UNITED STATES		32,798,048
TOTAL COMMON STOCK
(Cost $370,440,482)		284,074,776

REPURCHASE AGREEMENTS (F) — 19.7%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $40,845,226 (collateralized by U.S Treasury Obligations, ranging in par value $3-$15,872,123, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $41,660,938)	$40,844,057	40,844,057
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $15,325,803 (collateralized by U.S. Treasury Obligations, par value $15,592,703, 1.875%, 08/31/22 with a total market value of $15,727,656)	15,325,352	15,325,352
TOTAL REPURCHASE AGREEMENTS
(Cost $56,169,409)		56,169,409
TOTAL INVESTMENTS — 119.5%
(Cost $426,609,891)†		$340,244,185

Percentages are based on Net Assets of $284,780,061.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $51,347,221.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $731,260 and represents 0.3% of Net Assets.
(D)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $731,260 and represented 0.3% of Net Assets.
(E)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2017 was $12,337,672 and represents 4.3% of Net Assets.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $56,169,409.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $426,609,891, and the unrealized appreciation and depreciation were $11,008,866 and $(97,374,572), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$283,343,516	$—	$731,260	$284,074,776
Repurchase Agreements	—	56,169,409	—	56,169,409
Total Investments in Securities	$283,343,516	$56,169,409	$731,260	$340,244,185

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Uranium ETF

For the period ended July 31, 2017, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended July 31, 2017:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2016	Cost	Sales	(Depreciation)	(Loss)	7/31/2017	Income
Berkeley Energia
$4,210,559	$8,621,095	$(1,533,658)	$(1,744,886)	$623,114	$10,176,224	$—
Centrus Energy, Cl A
1,194,857	2,837,249	(403,328)	(914,788)	72,697	2,786,687	—
Energy Fuels
3,429,134	8,551,910	(1,341,196)	839,070	(1,438,010)	10,040,908	—
Greenland Minerals & Energy
2,742,170	5,900,412	(1,013,618)	1,074,465	39,176	8,742,605	—
Laramide Resources
754,709	2,700,140	(428,121)	(363,490)	(39,109)	2,624,129	—
Mega Uranium
1,427,276	4,011,560	(631,389)	455,891	(31,703)	5,231,635	—
Peninsula Energy
3,758,629	6,456,228	(937,462)	(3,557,784)	(649,464)	5,070,147	—
Silex Systems
1,566,493	3,983,781	(669,081)	(841,058)	(151,453)	3,888,682	—
Uex
1,775,662	4,361,686	(722,185)	(357,822)	(221,954)	4,835,387	—
Uranium Energy
5,133,246	13,740,626	(3,434,880)	3,971,352	(81,965)	19,328,379	—
Uranium Participation
8,217,013	14,874,536	(3,047,672)	$353,627	(490,400)	19,907,104	—
Ur-Energy
3,809,307	8,546,886	(1,432,695)	234,487	(475,003)	10,682,982	—
Totals:
$38,019,055	$84,586,109	$(15,595,285)	$(850,936)	$(2,844,074)	$103,314,869	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 6.7%
Basic Materials — 6.7%
Galaxy Resources * (A)	4,484,416	$6,587,464
Orocobre * (A)	2,649,499	6,768,747
Pilbara Minerals * (A)	16,471,955	5,128,664
TOTAL AUSTRALIA		18,484,875
CANADA— 2.6%
Basic Materials — 2.6%
Lithium Americas * (A)	3,621,976	2,954,233
Nemaska Lithium * (A)	4,194,861	4,193,016
TOTAL CANADA		7,147,249
CHINA— 3.4%
Consumer Goods — 3.4%
BYD, Cl H	1,508,638	9,407,076
FRANCE— 0.3%
Industrials — 0.3%
Blue Solutions *	44,743	870,404
HONG KONG— 2.9%
Consumer Goods — 2.6%
FDG Electric Vehicles *	173,678,000	7,004,804
Industrials — 0.3%
Coslight Technology International Group *	1,953,573	880,467
TOTAL HONG KONG		7,885,271
JAPAN— 8.7%
Consumer Goods — 4.7%
Panasonic	935,620	12,879,117
Industrials — 4.0%
GS Yuasa	2,343,294	11,048,972
TOTAL JAPAN		23,928,089
SOUTH KOREA— 13.7%
Basic Materials — 4.8%
LG Chemical	45,625	13,372,950
Industrials — 8.9%
L&F	231,401	5,572,814
Samsung SDI	118,444	17,834,604
Vitzrocell *(B) (C)	123,568	1,016,196
		24,423,614
TOTAL SOUTH KOREA		37,796,564
TAIWAN— 5.5%
Industrials — 5.5%
Advanced Lithium Electrochemistry Cayman *	1,771,429	1,273,038

Schedule of Investments (Unaudited)	July 31, 2017
Global X Lithium & Battery Tech ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Industrials — continued
Changs Ascending Enterprise *	549,251	$800,352
Dynapack International Technology	2,046,900	2,657,300
Simplo Technology *	3,275,400	10,413,419
TOTAL TAIWAN		15,144,109
UNITED KINGDOM— 0.4%
Basic Materials — 0.4%
Bacanora Minerals *	912,057	1,034,078
UNITED STATES— 55.6%
Basic Materials — 45.5%
Albemarle	118,776	13,754,261
FMC	878,551	67,103,725
Sociedad Quimica y Minera de Chile ADR	1,076,736	44,264,617
		125,122,603
Consumer Goods — 5.8%
Tesla * (A)	49,586	16,039,583
Industrials — 4.3%
CBAK Energy Technology * (A)	212,490	313,423
EnerSys	146,204	10,566,163
Ultralife *	135,649	935,978
		11,815,564
TOTAL UNITED STATES		152,977,750
TOTAL COMMON STOCK
(Cost $233,090,631)		274,675,465

REPURCHASE AGREEMENTS (D) — 8.5%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $17,026,849 (collateralized by U.S Treasury Obligations, ranging in par value $1-$5,153,526, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $17,366,889)	$17,026,362	17,026,362
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $6,388,755 (collateralized by U.S. Treasury Obligations, par value $6,500,016, 1.875%, 08/31/22 with a total market value of $6,556,273)	6,388,567	6,388,567
TOTAL REPURCHASE AGREEMENTS
(Cost $23,414,929)		23,414,929
TOTAL INVESTMENTS — 108.3%
(Cost $256,505,560)†		$298,090,394

Percentages are based on Net Assets of $275,146,165.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Lithium & Battery Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $22,168,438.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $1,016,196 and represents 0.4% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $1,016,196 and represented 0.4% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $23,414,929.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $256,505,560, and the unrealized appreciation and depreciation were $45,480,021 and $(3,895,187), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$273,659,269	$—	$1,016,196	$274,675,465
Repurchase Agreements	—	23,414,929	—	23,414,929
Total Investments in Securities	$273,659,269	$23,414,929	$1,016,196	$298,090,394

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2017, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 8.8%
Basic Materials — 8.8%
Incitec Pivot	253,301	$647,115
Nufarm	93,463	631,254
TOTAL AUSTRALIA		1,278,369
BELGIUM— 4.3%
Basic Materials — 4.3%
Tessenderlo Group *	14,203	621,082
CANADA— 10.6%
Basic Materials — 10.6%
Agrium	7,727	770,877
Potash Corp of Saskatchewan	42,993	766,658
TOTAL CANADA		1,537,535
GERMANY— 4.8%
Basic Materials — 4.8%
K+S	26,972	699,438
HONG KONG— 2.9%
Basic Materials — 2.9%
China BlueChemical	997,201	280,896
Sinofert Holdings	971,365	134,322
TOTAL HONG KONG		415,218
ISRAEL— 8.5%
Basic Materials — 8.5%
Israel Chemicals	164,609	786,538
The Israel Corp *	1,982	438,892
TOTAL ISRAEL		1,225,430
MALAYSIA— 4.5%
Basic Materials — 4.5%
Petronas Chemicals Group	406,000	659,045
NETHERLANDS— 4.3%
Basic Materials — 4.3%
OCI *	29,359	627,035
NORWAY— 4.9%
Basic Materials — 4.9%
Yara International	17,812	706,267
POLAND— 3.4%
Basic Materials — 3.4%
Grupa Azoty	25,588	499,008

Schedule of Investments (Unaudited)	July 31, 2017
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 0.5%
Basic Materials — 0.5%
Namhae Chemical	8,949	$78,210
TAIWAN— 3.6%
Basic Materials — 3.6%
Taiwan Fertilizer	383,297	520,448
TURKEY— 0.8%
Basic Materials — 0.8%
Bagfas Bandirma Gubre Fabrik	15,045	54,653
Gubre Fabrikalari	43,055	65,615
TOTAL TURKEY		120,268
UNITED KINGDOM— 9.7%
Basic Materials — 9.7%
PhosAgro PJSC GDR	43,686	602,867
Sirius Minerals *	2,036,200	810,700
TOTAL UNITED KINGDOM		1,413,567
UNITED STATES— 28.1%
Basic Materials — 28.1%
CF Industries Holdings	25,004	733,867
Compass Minerals International	10,148	700,720
CVR Partners (A)	31,684	115,013
Mosaic	30,101	726,638
Rentech Escrow Shares *(B) (C)	7,168	—
Scotts Miracle-Gro, Cl A	7,852	753,713
Sociedad Quimica y Minera de Chile ADR	20,380	837,822
Terra Nitrogen (A)	2,518	213,124
TOTAL UNITED STATES		4,080,897
TOTAL COMMON STOCK
(Cost $16,223,901)		14,481,817
TOTAL INVESTMENTS — 99.7%
(Cost $16,223,901)†		$14,481,817

Percentages are based on Net Assets of $14,519,529.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to 328,137 or 2.3% of net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $0 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $0 and represented 0.0% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $16,223,901, and the unrealized appreciation and depreciation were $1,163,253 and $(2,905,337), respectively.

Amounts designated as “ — ” are $ or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2017
Global X Fertilizers/Potash ETF

ADR— American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$14,481,817	$—	$—	$14,481,817
Total Investments in Securities	$14,481,817	$—	$—	$14,481,817

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1700

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 13.0%
Consumer Services — 2.8%
G8 Education	4,049,747	$12,253,542
Nine Entertainment Holdings	12,672,713	14,568,895
		26,822,437
Financials — 8.5%
Bank of Queensland	1,070,578	10,299,115
Bendigo and Adelaide Bank	973,489	8,642,320
Commonwealth Bank of Australia	140,100	9,365,129
Genworth Mortgage Insurance Australia	4,331,814	10,409,523
IOOF Holdings (A)	1,456,316	11,684,663
National Australia Bank	385,479	9,217,053
Platinum Asset Management (A)	3,209,959	14,017,848
Westpac Banking	361,034	9,171,552
		82,807,203
Real Estate Investment Trusts — 0.9%
Cromwell Property Group	12,074,154	8,868,273
Telecommunications — 0.8%
Telstra	2,490,852	8,153,166
TOTAL AUSTRALIA		126,651,079
BRAZIL— 3.1%
Consumer Services — 1.2%
Estacio Participacoes	1,872,100	12,221,069
Utilities — 1.9%
AES Tiete Energia	1,878,400	8,445,286
Transmissora Alianca de Energia Eletrica	1,354,300	9,967,648
		18,412,934
TOTAL BRAZIL		30,634,003
CANADA— 3.0%
Consumer Services — 1.1%
Corus Entertainment (A)	958,806	10,611,231
Real Estate Investment Trusts — 1.9%
Cominar	832,395	8,746,288
Dream Global	1,252,207	10,283,608
		19,029,896
TOTAL CANADA		29,641,127
CHINA— 2.3%
Financials — 1.3%
Guangzhou R&F Properties	7,262,100	12,980,406
Utilities — 1.0%
Huaneng Power International, Cl H	13,423,300	9,470,033
TOTAL CHINA		22,450,439

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 2.2%
Consumer Goods — 1.1%
Kaufman & Broad	248,906	$10,752,335
Utilities — 1.1%
Electricite de France	1,052,650	10,638,445
TOTAL FRANCE		21,390,780
GREECE— 2.3%
Consumer Services — 1.3%
OPAP	1,081,561	12,394,507
Industrials — 1.0%
Costamare (A)	1,544,652	9,932,112
TOTAL GREECE		22,326,619
HONG KONG— 3.6%
Consumer Goods — 2.7%
Li & Fung (A)	24,698,400	9,044,311
Pacific Textiles Holdings	8,280,100	9,371,918
Texwinca Holdings	13,791,100	8,369,854
		26,786,083
Utilities — 0.9%
China Power International Development	24,095,100	8,268,070
TOTAL HONG KONG		35,054,153
ITALY— 1.1%
Financials — 1.1%
Azimut Holding	499,850	11,161,733
MEXICO— 1.1%
Real Estate Investment Trusts — 1.1%
Concentradora Hipotecaria SAPI	8,631,219	11,117,153
NEW ZEALAND— 3.7%
Consumer Services — 2.6%
Air New Zealand	6,218,200	15,617,995
SKY Network Television	3,964,684	9,839,032
		25,457,027
Telecommunications — 1.1%
Spark New Zealand	3,837,212	10,788,545
TOTAL NEW ZEALAND		36,245,572
NORWAY— 1.1%
Industrials — 1.1%
Ocean Yield	1,279,519	10,849,694
PORTUGAL— 1.1%
Industrials — 1.1%
CTT-Correios de Portugal	1,667,920	10,841,146

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 6.6%
Financials — 1.1%
Mapletree Industrial Trust	8,058,200	$11,013,823
Industrials — 1.2%
Hutchison Port Holdings Trust	24,295,642	11,540,430
Real Estate Investment Trusts — 3.3%
Ascendas	5,383,649	10,710,177
Mapletree Greater China Commercial Trust	13,194,300	10,791,094
Mapletree Logistics Trust	12,476,463	11,031,356
		32,532,627
Telecommunications — 1.0%
StarHub	4,761,906	9,578,546
TOTAL SINGAPORE		64,665,426
SOUTH AFRICA— 1.8%
Real Estate Investment Trusts — 1.8%
Emira Property Fund	8,492,774	9,108,309
Redefine Properties	10,724,050	8,753,995
TOTAL SOUTH AFRICA		17,862,304
SPAIN— 1.1%
Utilities — 1.1%
Saeta Yield	905,067	10,350,574
TAIWAN— 1.0%
Real Estate Investment Trusts — 1.0%
Highwealth Construction	5,790,700	9,588,680
TURKEY— 1.1%
Health Care — 1.1%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	7,739,215	10,542,543
UNITED KINGDOM— 2.2%
Consumer Services — 1.1%
Pearson	1,202,800	10,426,106
Industrials — 0.3%
Carillion (A)	3,599,600	2,695,477
Telecommunications — 0.8%
MegaFon PJSC GDR	812,988	7,829,074
TOTAL UNITED KINGDOM		20,950,657
UNITED STATES— 47.9%
Consumer Goods — 0.9%
Vector Group	415,766	8,369,370

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.9%
New Media Investment Group	629,769	$8,778,980
Financials — 4.4%
Artisan Partners Asset Management, Cl A	309,829	10,301,814
Grupo Financiero Santander Mexico ADR	1,110,806	11,396,870
Independence Realty Trust	1,057,074	10,697,589
Waddell & Reed Financial, Cl A (A)	493,253	10,195,540
		42,591,813
Industrials — 2.2%
Nordic American Tankers (A)	1,138,764	6,695,932
RR Donnelley & Sons	515,909	6,376,635
Ship Finance International (A)	648,761	8,823,150
		21,895,717
Oil & Gas — 2.7%
CVR Energy (A)	396,142	7,491,045
Pattern Energy Group, Cl A	448,902	11,267,440
Targa Resources	161,325	7,487,093
		26,245,578
Real Estate Investment Trusts — 35.4%
AGNC Investment	483,383	10,238,052
Annaly Capital Management	878,573	10,569,233
Anworth Mortgage Asset	1,765,814	10,630,200
Apollo Commercial Real Estate Finance	526,217	9,487,693
Armour Residential	431,114	10,889,940
Ashford Hospitality Trust	1,245,234	7,832,522
Blackstone Mortgage Trust, Cl A	308,070	9,510,121
Capstead Mortgage	907,926	8,879,516
Care Capital Properties	376,271	9,113,284
CBL & Associates Properties (A)	898,869	7,901,059
Chimera Investment	505,992	9,522,770
CYS Investments	1,214,732	10,337,369
Franklin Street Properties	760,913	8,042,850
Gaming and Leisure Properties	292,527	11,098,474
Global Net Lease	383,801	8,443,622
Government Properties Income Trust	474,973	8,421,271
Hospitality Properties Trust	292,288	8,493,889
Invesco Mortgage Capital	603,589	10,037,685
Ladder Capital, Cl A	677,239	8,912,465
Lexington Realty Trust	833,861	8,488,705
Medical Properties Trust	707,802	9,187,270
MFA Financial	1,177,719	9,998,834
MTGE Investment	590,137	10,976,548

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® ETF

	Shares/ Face
	Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
New Residential Investment	572,318	$9,729,406
New Senior Investment Group	909,818	9,453,009
New York Mortgage Trust (A)	1,451,038	9,170,560
Omega Healthcare Investors (A)	295,456	9,333,455
PennyMac Mortgage Investment Trust	554,313	9,755,909
Redwood Trust	555,607	9,595,333
Sabra Health Care (A)	363,880	8,442,016
Select Income	360,743	8,466,638
Senior Housing Properties Trust	471,362	9,167,991
Starwood Property Trust	411,430	9,067,917
Two Harbors Investment	1,021,220	10,099,866
Uniti Group	353,110	9,039,616
VEREIT	1,064,228	8,843,735
Washington Prime Group	1,002,950	9,046,609
		346,225,432
Telecommunications — 1.4%
CenturyLink (A)	379,251	8,825,171
Windstream Holdings (A)	1,311,342	4,969,986
		13,795,157
TOTAL UNITED STATES		467,902,047
TOTAL COMMON STOCK
(Cost $962,921,214)		970,225,729

REPURCHASE AGREEMENTS (B) — 6.2%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $44,097,252 (collateralized by U.S Treasury Obligations, ranging in par value $4-$15,519,062, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $44,977,910)	$44,095,990	44,095,990
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $16,546,017 (collateralized by U.S. Treasury Obligations, par value $16,834,167, 1.875%, 08/31/22 with a total market value of $16,979,865)	16,545,530	16,545,530

TOTAL REPURCHASE AGREEMENTS
(Cost $60,641,520)		60,641,520
TOTAL INVESTMENTS — 105.5%
(Cost $1,023,562,734)†		$1,030,867,249

Percentages are based on Net Assets of $977,103,361.

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® ETF

(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $57,066,354.

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $60,641,520.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $1,023,562,734, and the unrealized appreciation and depreciation were $64,847,264 and $(57,542,749), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$970,225,729	$—	$—	$970,225,729
Repurchase Agreements	—	60,641,520	—	60,641,520
Total Investments in Securities	$970,225,729	$60,641,520	$—	$1,030,867,249

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 80.4%
UNITED STATES— 80.4%
Consumer Goods — 11.1%
Altria Group	110,261	$7,163,657
B&G Foods	171,934	6,232,607
Coca-Cola	195,144	8,945,401
Philip Morris International	77,621	9,059,147
Universal	119,170	7,620,922
Vector Group	356,301	7,172,339
		46,194,073
Consumer Services — 13.0%
DineEquity	133,883	5,507,947
DSW, Cl A	374,962	6,764,314
H&R Block	392,281	11,964,571
Regal Entertainment Group, Cl A (A)	375,894	7,149,504
Six Flags Entertainment	128,135	7,287,037
Student Transportation	1,451,223	8,562,216
Target	122,235	6,927,057
		54,162,646
Health Care — 1.9%
Pfizer	239,197	7,931,773
Industrials — 4.4%
Fortress Transportation & Infrastructure Investors	533,667	8,997,626
Sturm Ruger (A)	161,871	9,323,769
		18,321,395
Oil & Gas — 1.9%
ExxonMobil	96,527	7,726,021
Real Estate Investment Trusts — 23.4%
AGNC Investment	413,032	8,748,018
Annaly Capital Management	764,502	9,196,959
Apollo Commercial Real Estate Finance	463,593	8,358,582
Armour Residential	370,810	9,366,661
Chimera Investment	442,055	8,319,475
CYS Investments	1,069,757	9,103,632
MFA Financial	1,033,558	8,774,907
MTGE Investment	516,800	9,612,480
New York Mortgage Trust	1,282,317	8,104,243
PennyMac Mortgage Investment Trust	486,382	8,560,323
Two Harbors Investment	906,272	8,963,030
		97,108,310
Telecommunications — 3.7%
AT&T	193,975	7,565,025
Verizon Communications	163,569	7,916,740
		15,481,765

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 21.0%
Ameren	150,750	$8,457,075
Avangrid	196,705	8,934,341
Avista	200,456	10,545,990
Consolidated Edison	107,313	8,891,955
Duke Energy	100,822	8,581,969
Entergy	107,517	8,248,704
FirstEnergy	259,334	8,275,348
Northwest Natural Gas	136,564	8,617,189
PPL	225,853	8,656,945
Southern	165,486	7,931,744
		87,141,260
TOTAL COMMON STOCK
(Cost $307,433,558)		334,067,243

MASTER LIMITED PARTNERSHIPS — 19.4%
UNITED STATES— 19.4%
Consumer Services — 4.0%
Cedar Fair	121,056	8,406,129
CrossAmerica Partners	300,204	8,351,675
		16,757,804
Financials — 2.0%
Ellington Financial	501,120	8,068,032
Oil & Gas — 9.4%
Delek Logistics Partners	245,546	8,581,833
PBF Logistics	383,901	7,793,190
Phillips 66 Partners	143,112	7,192,809
Transmontaigne Partners	185,286	8,380,486
Valero Energy Partners	160,549	7,165,302
		39,113,620
Utilities — 4.0%
AmeriGas Partners	165,427	7,536,854
Brookfield Renewable Partners	273,853	9,250,754
		16,787,608
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $79,341,703)		80,727,064

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B)— 1.7%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $4,960,521 (collateralized by U.S Treasury Obligations, ranging in par value $1-$2,617,096, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $5,059,586)	$4,960,379	$4,960,379
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $1,861,269 (collateralized by U.S. Treasury Obligations, par value $1,893,683, 1.875%, 08/31/22 with a total market value of $1,910,073)	1,861,214	1,861,214
TOTAL REPURCHASE AGREEMENTS
(Cost $6,821,593)		6,821,593
TOTAL INVESTMENTS — 101.5%
(Cost $393,596,854)†		$421,615,900

Percentages are based on Net Assets of $415,455,647.

(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $6,654,978.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $6,821,593.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $393,596,854, and the unrealized appreciation and depreciation were $38,706,693 and $(10,687,647), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$334,067,243	$—	$—	$334,067,243
Master Limited Partnerships	80,727,064	—	—	80,727,064
Repurchase Agreements	—	6,821,593	—	6,821,593
Total Investments in Securities	$414,794,307	$6,821,593	$—	$421,615,900

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 16.5%
Basic Materials — 2.3%
Fortescue Metals Group	8,979	$41,147
Consumer Services — 2.3%
Harvey Norman Holdings	12,190	42,529
Financials — 6.0%
Bank of Queensland	3,979	38,278
Bendigo and Adelaide Bank	3,911	34,721
National Australia Bank	1,535	36,703
		109,702
Industrials — 1.9%
Aurizon Holdings	8,563	34,318
Real Estate Investment Trusts — 2.1%
Vicinity Centres	17,292	37,964
Telecommunications — 1.9%
Telstra	10,618	34,755
TOTAL AUSTRALIA		300,415
FINLAND— 2.0%
Utilities — 2.0%
Fortum	2,240	36,498
FRANCE— 13.8%
Consumer Services — 5.8%
Casino Guichard Perrachon	581	35,305
Lagardere SCA	1,118	36,578
SES, Cl A	1,474	34,539
		106,422
Financials — 2.1%
Credit Agricole	2,167	37,940
Oil & Gas — 1.8%
Total	641	32,466
Real Estate Investment Trusts — 2.1%
ICADE	435	37,218
Utilities — 2.0%
Engie	2,301	36,909
TOTAL FRANCE		250,955
HONG KONG— 6.0%
Consumer Services — 2.1%
Sands China	8,042	37,326

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.9%
HKT Trust & HKT	26,980	$35,374
Utilities — 2.0%
HK Electric Investments & HK Electric Investments (A)	38,271	36,310
TOTAL HONG KONG		109,010
ITALY— 8.0%
Financials — 6.1%
Intesa Sanpaolo	22,692	74,997
Poste Italiane (A)	4,913	36,029
		111,026
Utilities — 1.9%
Snam	7,150	33,685
TOTAL ITALY		144,711
NETHERLANDS— 2.1%
Financials — 2.1%
ING Groep	2,056	38,336
NEW ZEALAND— 2.1%
Telecommunications — 2.1%
Spark New Zealand	13,850	38,940
NORWAY— 1.9%
Consumer Goods — 1.9%
Marine Harvest	1,880	34,857
PORTUGAL— 2.0%
Utilities — 2.0%
Energias de Portugal	10,021	35,444
SINGAPORE— 4.0%
Real Estate Investment Trusts — 2.0%
Ascendas	18,872	37,544
Telecommunications — 2.0%
StarHub	17,800	35,804
TOTAL SINGAPORE		73,348
SPAIN— 5.9%
Financials — 2.1%
Banco Bilbao Vizcaya Argentaria	4,184	37,742
Telecommunications — 1.9%
Telefonica	3,120	35,166
Utilities — 1.9%
Endesa	1,460	34,444
TOTAL SPAIN		107,352

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

	Shares	Value
COMMON STOCK — continued
SWEDEN— 8.2%
Financials — 5.9%
Nordea Bank	2,645	$33,320
Skandinaviska Enskilda Banken, Cl A	2,887	36,511
Swedbank, Cl A	1,470	38,308
		108,139
Telecommunications — 2.3%
Tele2, Cl B	3,511	41,712
TOTAL SWEDEN		149,851
SWITZERLAND— 2.0%
Financials — 2.0%
Zurich Insurance Group	118	36,054
UNITED KINGDOM— 25.1%
Consumer Goods — 4.0%
Berkeley Group Holdings	792	36,503
Persimmon	1,106	36,511
		73,014
Consumer Services — 1.8%
Pearson	3,851	33,381
Financials — 8.5%
Aberdeen Asset Management	9,304	40,404
Direct Line Insurance Group	7,567	37,370
HSBC Holdings	4,007	39,990
Legal & General Group	10,790	38,180
		155,944
Oil & Gas — 7.0%
BP	5,647	33,189
Petrofac	4,043	23,826
Royal Dutch Shell, Cl A	1,259	35,404
Royal Dutch Shell, Cl B	1,232	34,953
		127,372
Telecommunications — 2.0%
Vodafone Group	12,199	35,703
Utilities — 1.8%
SSE	1,767	32,124
TOTAL UNITED KINGDOM		457,538

TOTAL INVESTMENTS — 99.6%
(Cost $1,665,787)†		$1,813,309

Percentages are based on Net Assets of $1,820,948.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® EAFE ETF‡

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
The total value of such securities as of July 31, 2017 was $72,339 and represents 4.0% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $1,665,787, and the unrealized appreciation and depreciation were $164,676 and $(17,154), respectively.
‡	Fund Commenced operations on November 14, 2016.

Cl — Class

EAFE — Europe, Australasia and Far East

Ltd. — Limited

MSCI — Morgan Stanley Capital International

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 92.7%
BRAZIL— 6.2%
Basic Materials — 2.0%
Fibria Celulose	23,180	$245,448
Utilities — 4.2%
EDP - Energias do Brasil *	58,804	270,593
Transmissora Alianca de Energia Eletrica	32,300	237,728
		508,321
TOTAL BRAZIL		753,769

CHINA— 7.6%
Consumer Goods — 1.9%
Chongqing Changan Automobile, Cl B	171,500	227,491
Financials — 3.9%
Bank of Communications, Cl H	306,810	227,451
China Everbright Bank, Cl H	521,920	253,270
		480,721
Utilities — 1.8%
Huaneng Power International, Cl H	306,900	216,516
TOTAL CHINA		924,728
CZECH REPUBLIC— 3.9%
Telecommunications — 2.1%
Telefonica Czech Republic	20,010	254,750
Utilities — 1.8%
CEZ	12,310	222,638
TOTAL CZECH REPUBLIC		477,388
GREECE— 2.1%
Consumer Services — 2.1%
OPAP	22,230	254,752
HONG KONG— 3.6%
Utilities — 3.6%
China Power International Development	610,510	209,492
China Resources Power Holdings	116,330	221,932
TOTAL HONG KONG		431,424
INDIA— 3.9%
Basic Materials — 2.4%
Vedanta	64,532	281,511
Financials — 1.5%
Power Finance	96,110	186,373
TOTAL INDIA		467,884
MALAYSIA— 3.6%
Utilities — 3.6%
YTL	657,600	215,028

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
YTL Power International	657,600	$215,027
TOTAL MALAYSIA		430,055
MEXICO— 2.1%
Financials — 2.1%
Grupo Financiero Santander Mexico, Cl B	124,125	253,895
PAKISTAN— 3.3%
Basic Materials — 1.7%
Engro	65,400	201,314
Financials — 1.6%
MCB Bank	102,800	201,522
TOTAL PAKISTAN		402,836
QATAR— 3.7%
Financials — 1.9%
Doha Bank QSC	26,516	225,777
Real Estate Investment Trusts — 1.8%
Barwa Real Estate	24,230	222,617
TOTAL QATAR		448,394
RUSSIA— 9.4%
Basic Materials — 4.1%
Novolipetsk Steel PJSC	120,300	249,953
Severstal PJSC	17,838	247,195
		497,148
Financials — 1.9%
Moscow Exchange MICEX-RTS PJSC	128,250	228,206
Oil & Gas — 1.8%
Lukoil PJSC	4,660	216,690
Telecommunications — 1.6%
Rostelecom	178,650	193,464
TOTAL RUSSIA		1,135,508
SOUTH AFRICA— 14.7%
Consumer Services — 1.9%
Truworths International	40,880	234,242
Financials — 7.0%
Barclays Africa Group	34,540	378,549
Liberty Holdings	28,330	242,658
MMI Holdings	138,770	217,194
		838,401
Real Estate Investment Trusts — 5.8%
Fortress Income Fund, Cl A	179,610	240,002
Growthpoint Properties	120,910	227,089

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Redefine Properties	280,690	$229,126
		696,217
TOTAL SOUTH AFRICA		1,768,860
TAIWAN— 13.8%
Financials — 2.0%
Mega Financial Holding	283,360	239,766
Industrials — 1.8%
Zhen Ding Technology Holding	92,930	216,048
Real Estate Investment Trusts — 1.9%
Highwealth Construction	138,550	229,422
Technology — 8.1%
Nanya Technology	137,260	283,652
Novatek Microelectronics	59,170	225,350
Pegatron	76,990	251,402
Siliconware Precision Industries	140,070	230,779
		991,183
TOTAL TAIWAN		1,676,419
THAILAND— 2.1%
Financials — 2.1%
BTS Group Holdings PCL NVDR	961,480	248,486
TURKEY— 4.5%
Basic Materials — 2.3%
Petkim Petrokimya Holding	150,820	275,218
Oil & Gas — 2.2%
Tupras Turkiye Petrol Rafinerileri	8,690	267,335
TOTAL TURKEY		542,553
UNITED ARAB EMIRATES— 6.4%
Financials — 6.4%
DAMAC Properties Dubai PJSC	294,125	320,315
Dubai Islamic Bank PJSC	146,100	241,846
National Bank of Abu Dhabi PJSC	75,022	217,532
TOTAL UNITED ARAB EMIRATES		779,693
UNITED KINGDOM— 1.8%
Basic Materials — 1.8%
PhosAgro PJSC GDR	16,073	221,807
TOTAL COMMON STOCK
(Cost $10,635,907)		11,218,451
PREFERRED STOCK — 6.8%
BRAZIL— 6.8%
Basic Materials — 2.4%
Braskem (A)	24,340	291,301

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 4.4%
Centrais Eletricas Brasileiras* (A)	46,884	$252,198
Cia Energetica de Minas Gerais (A)	104,323	283,759
		535,957
TOTAL BRAZIL		827,258
TOTAL PREFERRED STOCK
(Cost $724,735)		827,258
TOTAL INVESTMENTS — 99.5%
(Cost $11,360,642)†		$12,045,709

Percentages are based on Net Assets of $12,110,101.

*	Non-income producing security.

(A)	Interest Rate Unavailable.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $11,360,642, and the unrealized appreciation and depreciation were $950,054 and $(264,987), respectively.

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint Stock Company

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 100.6%
AUSTRALIA— 9.7%
Real Estate Investment Trusts — 9.7%
Charter Hall Retail	426,994	$1,397,656
Stockland	445,900	1,495,138
Vicinity Centres	624,402	1,370,855
TOTAL AUSTRALIA		4,263,649
CANADA— 11.0%
Real Estate Investment Trusts — 11.0%
Artis	146,337	1,529,427
Cominar	124,228	1,305,310
Dream Office	43,163	687,198
H&R	79,548	1,342,180
TOTAL CANADA		4,864,115
NETHERLANDS— 3.5%
Real Estate Investment Trusts — 3.5%
Wereldhave	31,740	1,531,280
SINGAPORE— 14.4%
Real Estate Investment Trusts — 14.4%
Ascendas	816,377	1,624,092
CapitaLand Commercial Trust	1,286,469	1,630,361
CapitaLand Mall Trust	996,692	1,476,091
Suntec	1,159,500	1,623,232
TOTAL SINGAPORE		6,353,776
UNITED STATES— 62.0%
Real Estate Investment Trusts — 62.0%
AGNC Investment	72,285	1,530,996
Annaly Capital Management	135,341	1,628,152
Apollo Commercial Real Estate Finance	79,827	1,439,281
Apple Hospitality	67,448	1,245,090
Armour Residential	63,603	1,606,612
Blackstone Mortgage Trust, Cl A	44,014	1,358,712
Capstead Mortgage	126,547	1,237,630
Chesapeake Lodging Trust	53,031	1,337,972
Chimera Investment	77,999	1,467,941
Gaming and Leisure Properties	44,048	1,671,181
Hospitality Properties Trust	43,547	1,265,476
MFA Financial	175,378	1,488,959
MTGE Investment	84,897	1,579,084
New Residential Investment	86,377	1,468,409
Orchid Island Capital, Cl A	119,394	1,137,825
PennyMac Mortgage Investment Trust	81,412	1,432,851
Starwood Property Trust	60,894	1,342,104

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Two Harbors Investment	159,260	$1,575,081
WP Carey	21,961	1,504,548
TOTAL UNITED STATES		27,317,904
TOTAL INVESTMENTS — 100.6%
(Cost $42,471,246)†		$44,330,724

Percentages are based on Net Assets of $44,064,914.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $42,471,246, and the unrealized appreciation and depreciation were $2,541,709 and $(682,231), respectively.

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
GERMANY— 5.1%
Financials — 5.1%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	89,443	$2,296,002
Deutsche Bank Contingent Capital Trust III, 7.600%	222,915	5,864,894
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	155,414	4,151,108
TOTAL GERMANY		12,312,004
NETHERLANDS — 7.2%
Financials — 7.2%
Aegon, 8.000%	139,761	3,693,883
Aegon, 6.375%	262,949	6,873,487
ING Groep, 6.375%	274,475	7,117,137
TOTAL NETHERLANDS		17,684,507
UNITED KINGDOM— 12.2%
Financials — 12.2%
Barclays Bank, Ser 5, 8.125%(A)	463,084	12,489,375
HSBC Holdings, 8.125%	166,623	4,562,138
HSBC Holdings, Ser 2, 8.000%(A)	287,200	7,820,456
Royal Bank of Scotland Group, Ser S, 6.600%	175,290	4,494,436
TOTAL UNITED KINGDOM		29,366,405
UNITED STATES — 74.8%
Consumer Goods — 1.7%
CHS, Ser 4, 7.500%	138,856	4,087,921
Financials — 50.5%
Allstate, 6.625%	194,406	5,276,179
AmTrust Financial Services, 6.950%	72,573	1,735,946
Annaly Capital Management, 7.625%	76,060	1,942,573
Annaly Capital Management, Ser C, 7.625%	79,569	2,032,988
Annaly Capital Management, Ser D, 7.500%	121,560	3,118,014
Apollo Global Management, 6.375%	72,600	1,893,408
Ares Management, 7.000%	82,794	2,232,954
Bank of America, 6.625%	140,358	3,817,738
Capital One Financial, Ser C, 6.250%	132,507	3,504,810
Capital One Financial, Ser D, 6.700%	132,917	3,655,217
CBL & Associates Properties, Ser D, 7.375%	121,725	2,922,617
Chimera Investment, 8.000%(B)	79,812	2,071,121
Citigroup, Ser J, 7.125%(B)	114,680	3,410,583
Citigroup, Ser L, 6.875%(A)	57,634	1,546,320
Citigroup Capital XIII, 7.875%(B)	270,927	7,399,016
Countrywide Capital V, 7.000%	190,297	4,917,274
Digital Realty Trust, Ser H, 7.375%	97,719	2,648,185

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperIncomeTM Preferred ETF

	Shares / Face
	Amount	Value
PREFERRED STOCK — continued
Financials — continued
Discover Financial Services, Ser B, 6.500%	153,320	$3,937,258
GMAC Capital Trust I, Ser 2, 6.411%(B)	481,192	12,775,648
Hartford Financial Services Group, 7.875%(B)	158,990	4,882,583
Huntington Bancshares, 6.250%	158,127	4,438,625
JPMorgan Chase, Ser T, 6.700%	246,277	6,615,000
Merrill Lynch Capital Trust I, 6.450%(B)	134,451	3,489,003
Morgan Stanley, Ser E, 7.125%(B)	165,534	4,957,743
Morgan Stanley, Ser F, 6.875%(A) (B)	162,861	4,799,514
Morgan Stanley, Ser G, 6.625%	96,580	2,644,360
VEREIT, Ser F, 6.700%	280,570	7,398,631
Wells Fargo, 7.500%*	6,662	8,843,805
Wells Fargo, Ser J, 8.000%	145,701	3,779,484
		122,686,597
Health Care — 5.3%
Allergan, 5.500%*	14,474	12,939,901
Industrials — 4.0%
Arconic, 5.375%*	166,793	6,556,633
Stericycle, 5.250%* (A)	51,294	3,232,035
		9,788,668
Oil & Gas — 10.4%
Great Plains Energy, 7.000%*	117,200	6,539,760
Hess, 8.000%*	76,835	4,321,969
Kinder Morgan, Ser A, 9.750%* (A)	219,804	9,730,723
NuStar Energy, 8.500%(B)	63,460	1,684,228
Southwestern Energy, Ser B, 6.250%*	225,533	3,119,121
		25,395,801
Techhnology — 1.5%
Belden, 6.750%*	35,618	3,556,101
Telecommunications — 1.4%
Frontier Communications, Ser A, 11.125%*	132,065	3,350,489
TOTAL UNITED STATES		181,805,478
TOTAL PREFERRED STOCK
(Cost $251,920,221)		241,168,394

REPURCHASE AGREEMENTS (C)— 4.9%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $8,623,279 (collateralized by U.S Treasury Obligations, ranging in par value $2-$4,549,511, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $8,795,492)	$8,623,032	8,623,032

Schedule of Investments (Unaudited)	July 31, 2017

Global X SuperIncomeTM Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (C)— continued
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $3,235,596 (collateralized by U.S. Treasury Obligations, par value $3,291,945, 1.875%, 08/31/22 with a total market value of $3,320,436)	$3,235,501	$3,235,501

TOTAL REPURCHASE AGREEMENTS
(Cost $11,858,533)		11,858,533
TOTAL INVESTMENTS — 104.2%
(Cost $263,778,754)†		$253,026,927

Percentages are based on Net Assets of $242,802,669

(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $11,591,439.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $11,858,533.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $263,778,754, and the unrealized appreciation and depreciation were $5,782,782 and $(16,534,609), respectively.

Ser — Series

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$241,168,394	$—	$—	$241,168,394
Repurchase Agreements	—	11,858,533	—	11,858,533
Total Investments in Securities	$241,168,394	$11,858,533	$—	$253,026,927

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 16.2%
Technology — 16.2%
Changyou.com ADR *	8,643	$365,858
NetEase ADR	23,710	7,380,449
SINA *	76,318	7,235,710
Weibo ADR * (A)	106,470	8,192,866
YY ADR *	17,408	1,244,672
TOTAL CHINA		24,419,555
GERMANY— 6.6%
Technology — 6.6%
United Internet	146,380	8,886,211
XING	3,475	1,016,058
TOTAL GERMANY		9,902,269
HONG KONG— 11.8%
Technology — 11.8%
Tencent Holdings	445,265	17,867,269
JAPAN— 9.5%
Consumer Goods — 3.3%
Nexon *	240,982	5,005,237
Technology — 6.2%
Dena *	139,461	3,060,708
Gree *	142,735	1,094,136
LINE * (A)	57,660	2,136,909
Mixi *	54,910	3,016,459
		9,308,212
TOTAL JAPAN		14,313,449
RUSSIA— 7.0%
Technology — 7.0%
Mail.ru Group GDR *	93,977	2,595,056
Yandex, Cl A *	275,224	7,975,992
TOTAL RUSSIA		10,571,048
TAIWAN— 0.5%
Consumer Services — 0.5%
PChome Online	111,668	784,014
UNITED STATES— 48.1%
Consumer Goods — 3.8%
Nutrisystem	38,849	2,165,832

Schedule of Investments (Unaudited)	July 31, 2017

Global X Social Media ETF

	Shares/ Face
	Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Zynga, Cl A *	1,007,429	$3,636,819
		5,802,651
Consumer Services — 5.6%
Angie's List *	51,372	615,437
Groupon, Cl A *	546,394	2,054,441
Pandora Media * (A)	290,144	2,596,789
Yelp, Cl A *	98,812	3,214,354
		8,481,021
Technology — 38.7%
Alphabet, Cl A *	7,449	7,043,029
Facebook, Cl A *	94,602	16,011,388
Glu Mobile * (A)	133,836	365,372
IAC *	83,764	8,764,227
Match Group * (A)	58,371	1,065,271
Meet Group *	86,093	432,187
Momo ADR *	161,320	7,086,788
Renren ADR * (A)	55,601	389,207
Snap, Cl A * (A)	324,014	4,429,271
Twitter *	795,339	12,797,005
		58,383,745
TOTAL UNITED STATES		72,667,417
TOTAL COMMON STOCK
(Cost $137,350,379)		150,525,021

REPURCHASE AGREEMENTS (B)— 7.1%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $7,787,032 (collateralized by U.S Treasury Obligations, ranging in par value $0-$3,653,799, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $7,942,545)	$7,786,809	7,786,809
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $2,921,823 (collateralized by U.S. Treasury Obligations, par value $2,972,707, 1.875%, 08/31/22 with a total market value of $2,998,435)	2,921,737	2,921,737
TOTAL REPURCHASE AGREEMENTS
(Cost $10,708,546)		10,708,546
TOTAL INVESTMENTS — 106.8%
(Cost $148,058,925)†		$161,233,567

Percentages are based on Net Assets of $150,948,370.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $10,259,288.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Social Media ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $10,708,546.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $148,058,925, and the unrealized appreciation and depreciation were $25,257,350 and $(12,082,708), respectively.

ADR – American Depository Receipt

CI – Class

GDR – Global Depository Receipt

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$150,525,021	$—	$—	$150,525,021
Repurchase Agreements	—	10,708,546	—	10,708,546
Total Investments in Securities	$150,525,021	$10,708,546	$—	$161,233,567

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
ETFS Physical Gold *	4,323	$526,822
iShares 20+ Year Treasury Bond ETF	4,100	508,564
iShares JP Morgan USD Emerging Markets Bond ETF	8,972	1,034,113
Vanguard FTSE Developed Markets ETF	24,700	1,049,997
Vanguard FTSE Emerging Markets ETF	24,889	1,070,476
Vanguard S&P 500 ETF	4,571	1,035,971

TOTAL INVESTMENTS — 100.0%
(Cost $4,834,640)†		$5,225,943

Percentages are based on Net Assets of $5,226,468.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $4,834,640, and the unrealized appreciation and depreciation were $393,843 and $(2,540), respectively.

ETF — Exchange Traded Fund

FTSE — Financial Times and Stock Exchange

S&P — Standard & Poor's

USD — United States Dollar

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Financial Select Sector SPDR Fund	37,889	$950,635
Health Care Select Sector SPDR Fund	15,708	1,254,912
Industrial Select Sector SPDR Fund	21,065	1,438,950
Materials Select Sector SPDR Fund	19,450	1,062,748
SPDR Dow Jones REIT ETF	16,470	1,544,722

TOTAL INVESTMENTS — 100.0%
(Cost $6,213,238)†		$6,251,967

Percentages are based on Net Assets of $6,253,251.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $6,213,238, and the unrealized appreciation and depreciation were $49,352 and $(10,623), respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Permanent ETF

	Face
	Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 48.8%
U.S. Treasury Bonds
4.625%, 02/15/40	$349,600	$457,553
4.375%, 11/15/39	364,700	461,445
3.875%, 08/15/40	18	21
3.125%, 11/15/41	438,700	460,480
3.125%, 02/15/42	435,400	456,796
U.S. Treasury Notes
3.625%, 02/15/20	449,200	473,766
3.625%, 08/15/19	448,900	469,241
3.500%, 05/15/20	448,700	473,571
3.375%, 11/15/19	453,300	473,486
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,758,870)		3,726,359

EXCHANGE TRADED FUNDS — 31.3%
ETFS Physical Gold *	6,306	768,481
ETFS Physical Silver *	20,128	322,702
ETFS Physical Silver (GBP shares) *	3,802	60,975
Gold Bullion Securities *	6,395	768,232
Vanguard FTSE All-World ex-US ETF, Cl U	4,572	236,464
Vanguard Small-Cap ETF	1,686	231,235
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,810,702)		2,388,089

COMMON STOCK — 19.1%
AUSTRALIA— 0.4%
Basic Materials — 0.4%
BHP Billiton ADR	738	30,745
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	507	25,679
JAPAN— 0.3%
Industrials — 0.3%
Kubota *	1,500	26,058
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	490	27,700
RUSSIA— 0.3%
Basic Materials — 0.3%
MMC Norilsk Nickel PJSC ADR	1,871	27,756
UNITED KINGDOM— 1.1%
Basic Materials — 0.8%
Glencore	7,055	31,079

Schedule of Investments (Unaudited)	July 31, 2017

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Rio Tinto ADR	643	$30,465
		61,544
Oil & Gas — 0.3%
BP	4,334	25,472
TOTAL UNITED KINGDOM		87,016
UNITED STATES— 16.3%
Basic Materials — 0.4%
Southern Copper	722	28,404
Consumer Goods — 2.0%
Altria Group	176	11,435
Archer-Daniels-Midland	606	25,561
Coca-Cola	303	13,890
Kraft Heinz	156	13,644
Monsanto	215	25,116
PepsiCo	115	13,410
Philip Morris International	113	13,188
Procter & Gamble	162	14,713
Tyson Foods, Cl A	401	25,407
		156,364
Consumer Services — 1.3%
Amazon.com *	13	12,841
Comcast, Cl A	342	13,834
Home Depot	89	13,314
McDonald's	87	13,497
priceline.com *	7	14,200
Wal-Mart Stores	193	15,438
Walt Disney	129	14,181
		97,305
Financials — 1.3%
Bank of America	592	14,279
Berkshire Hathaway, Cl B *	81	14,173
Citigroup	213	14,580
JPMorgan Chase	156	14,321
Mastercard, Cl A	109	13,930
Visa, Cl A	141	14,038
Wells Fargo	258	13,916
		99,237
Health Care — 1.9%
AbbVie	186	13,003
Amgen	78	13,612
Bristol-Myers Squibb	238	13,542
Celgene *	101	13,677

Schedule of Investments (Unaudited)	July 31, 2017

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	161	$13,308
Gilead Sciences	191	14,533
Johnson & Johnson	99	13,139
Medtronic	162	13,603
Merck	204	13,032
Pfizer	403	13,364
UnitedHealth Group	73	14,002
		148,815
Industrials — 1.3%
3M	63	12,674
Boeing	67	16,245
Deere	204	26,169
General Electric	490	12,549
Honeywell International	101	13,748
United Technologies	110	13,042
		94,427
Oil & Gas — 0.9%
Chevron	250	27,298
ExxonMobil	309	24,732
Schlumberger	205	14,063
		66,093
Real Estate Investment Trusts — 5.0%
American Tower, Cl A	287	39,127
AvalonBay Communities	195	37,508
Crown Castle International	384	38,623
Equinix	87	39,214
ProLogis	648	39,405
Public Storage	178	36,591
Simon Property Group	239	37,881
Ventas	549	36,975
Welltower	509	37,356
Weyerhaeuser	1,110	36,652
		379,332
Technology — 1.8%
Alphabet, Cl A *	14	13,237
Apple	92	13,683
Broadcom, Cl A	55	13,566
Cisco Systems	421	13,241
Facebook, Cl A *	87	14,725
Intel	417	14,791
International Business Machines	93	13,454
Microsoft	190	13,813

Schedule of Investments (Unaudited)	July 31, 2017

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
NVIDIA	96	$15,601
Oracle	265	13,231
		139,342
Telecommunications — 0.4%
AT&T	356	13,884
Verizon Communications	297	14,375
		28,259
TOTAL UNITED STATES		1,237,578
TOTAL COMMON STOCK
(Cost $1,248,955)		1,462,532

TOTAL INVESTMENTS — 99.2%
(Cost $7,818,527)†		$7,576,980

Percentages are based on Net Assets of $7,640,227.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $7,818,527, and the unrealized appreciation and depreciation were $378,210 and $(619,757), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,726,359	$—	$3,726,359
Exchange Traded Funds	2,388,089	—	—	2,388,089
Common Stock	1,462,532	—	—	1,462,532
Total Investments in Securities	$3,850,621	$3,726,359	$—	$7,576,980

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 1.7%
Consumer Services — 1.7%
Restaurant Brands International	16,053	$956,438
CHINA— 2.0%
Technology — 2.0%
Baidu ADR *	5,023	1,136,956
IRELAND— 1.9%
Health Care — 1.9%
Horizon Pharma *	88,436	1,059,463
NETHERLANDS— 1.8%
Technology — 1.8%
NXP Semiconductors *	8,891	980,944
UNITED STATES— 92.5%
Basic Materials — 3.7%
Celanese, Cl A	10,932	1,051,330
Dow Chemical	15,450	992,508
		2,043,838
Consumer Goods — 15.2%
Activision Blizzard	16,866	1,041,982
Adient	13,235	866,495
Constellation Brands, Cl A	5,256	1,016,247
Cooper-Standard Holding *	8,591	878,516
Herbalife * (A)	13,258	881,790
Molson Coors Brewing, Cl B	10,209	908,397
Mondelez International, Cl A	21,103	928,954
Monsanto	8,235	962,013
Procter & Gamble	11,164	1,013,914
		8,498,308
Consumer Services — 22.5%
AutoNation * (A)	23,703	1,004,533
Buffalo Wild Wings *	6,069	652,417
Charter Communications, Cl A *	2,992	1,172,595
Delta Air Lines	19,342	954,721
Extended Stay America	53,833	1,064,278
GrubHub * (A)	21,446	989,304
Hilton Worldwide Holdings	15,337	959,023
Home Depot	6,074	908,671
Marriott International, Cl A	9,208	959,382
Netflix *	6,008	1,091,413
Time Warner	9,839	1,007,710
United Continental Holdings *	12,109	819,537
Yum! Brands	13,848	1,045,247
		12,628,831

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 12.5%
Aon	7,602	$1,050,368
Bank of America	40,005	964,921
Berkshire Hathaway, Cl B *	5,853	1,024,100
Investors Bancorp	70,298	933,557
JPMorgan Chase	10,972	1,007,230
Realogy Holdings	31,627	1,050,016
Western Union	50,318	993,780
		7,023,972
Health Care — 9.2%
Allergan	4,265	1,076,188
Cigna	5,935	1,030,078
DENTSPLY SIRONA	15,419	956,440
Humana	4,238	979,826
Incyte *	8,133	1,084,048
		5,126,580
Industrials — 10.3%
Berry Global Group *	17,017	954,313
Dycom Industries *	8,869	803,532
First Data, Cl A *	58,006	1,082,392
Macquarie Infrastructure	12,143	920,561
Sherwin-Williams	2,842	958,521
Spirit Aerosystems Holdings, Cl A	17,672	1,067,919
		5,787,238
Oil & Gas — 4.7%
Cheniere Energy *	19,376	875,795
Hess	19,700	877,438
Pioneer Natural Resources	5,477	893,299
		2,646,532
Real Estate Investment Trusts — 3.6%
American Tower, Cl A	7,485	1,020,430
Crown Castle International	10,047	1,010,527
		2,030,957
Technology — 9.1%
Apple	6,158	915,879
Autodesk *	9,769	1,082,308
Facebook, Cl A *	6,394	1,082,184
GoDaddy, Cl A *	23,768	1,021,549
Microsoft	13,796	1,002,969
		5,104,889
Telecommunications — 1.7%
Sprint *	120,609	962,460

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® Index ETF

	Face
	Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$51,853,605

TOTAL COMMON STOCK
(Cost $50,700,262)		55,987,406

REPURCHASE AGREEMENTS (B)— 2.2%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $921,856 (collateralized by U.S Treasury Obligations, ranging in par value $0-$486,358, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $940,267)	$921,830	921,830
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $345,896 (collateralized by U.S. Treasury Obligations, par value $351,920, 1.875%, 08/31/22 with a total market value of $354,965)	345,886	345,886

TOTAL REPURCHASE AGREEMENTS
(Cost $1,267,716)		1,267,716
TOTAL INVESTMENTS — 102.1%
(Cost $51,967,978)†		$57,255,122

Percentages are based on Net Assets of $56,060,218.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $1,222,835.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $1,267,716.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $51,967,978, and the unrealized appreciation and depreciation were $7,897,022 and $(2,609,878), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,987,406	$—	$—	$55,987,406
Repurchase Agreements	—	1,267,716	—	1,267,716
Total Investments in Securities	$55,987,406	$1,267,716	$—	$57,255,122

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES— 97.7%
Basic Materials — 14.3%
Air Products & Chemicals	211	$29,994
Arconic	1,099	27,244
CONSOL Energy *	1,857	31,123
Dow Chemical	490	31,478
EI du Pont de Nemours	383	31,486
Freeport-McMoRan Copper & Gold *	2,559	37,413
Platform Specialty Products *	2,220	31,102
		219,840
Consumer Goods — 12.3%
General Motors	915	32,922
Herbalife *	417	27,735
Mondelez International, Cl A	669	29,449
Navistar International *	1,105	34,001
Nomad Foods *	2,344	33,402
Procter & Gamble	349	31,696
		189,205
Consumer Services — 23.8%
Charter Communications, Cl A *	94	36,839
Chipotle Mexican Grill, Cl A *	61	20,970
Comcast, Cl A	779	31,511
Cracker Barrel Old Country Store	193	30,002
Restaurant Brands International	505	30,088
Sysco	563	29,625
Time Warner	310	31,750
Twenty-First Century Fox, Cl B	1,111	31,875
Wendy's	1,836	28,348
Whole Foods Market	834	34,828
Wynn Resorts	235	30,395
Yum China Holdings *	860	30,778
		367,009
Financials — 8.5%
American International Group	490	32,071
Bank of New York Mellon	638	33,833
Morgan Stanley	694	32,549
Willis Towers Watson	213	31,711
		130,164
Health Care — 4.0%
Baxter International	523	31,631
Perrigo	404	30,268
		61,899

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.1%
Alliance Data Systems	123	$29,696
FedEx	157	32,661
General Electric	1,089	27,889
PayPal Holdings *	598	35,014
Pentair	460	29,012
United Technologies	248	29,405
Xerox	1,069	32,786
		216,463
Oil & Gas — 6.9%
Baker Hughes	670	24,716
Cheniere Energy *	610	27,572
CVR Energy	1,419	26,833
Hess	618	27,526
		106,647
Real Estate Investment Trusts — 2.2%
CBRE Group, Cl A *	877	33,317
Technology — 9.8%
Alphabet, Cl C *	32	29,776
Apple	194	28,854
Citrix Systems *	391	30,881
Dell Technologies, Cl V *	453	29,114
Microsoft	434	31,552
		150,177
Telecommunications — 3.8%
CenturyLink	1,238	28,808
Level 3 Communications *	507	29,751
		58,559
TOTAL UNITED STATES		1,503,192
TOTAL INVESTMENTS — 99.7%
(Cost $1,349,256)†		$1,533,280

Percentages are based on Net Assets of $1,537,840.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $1,349,256, and the unrealized appreciation and depreciation were $236,135 and $(52,111), respectively.

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 1.6%
Oil & Gas — 1.6%
YPF ADR	1,238	$25,008
AUSTRALIA— –%
BRAZIL— 10.5%
Consumer Goods — 2.1%
AMBEV ADR	5,279	32,096
Financials — 2.2%
Itau Unibanco Holding ADR	2,841	33,836
Industrials — 2.0%
Embraer ADR	1,574	31,905
Oil & Gas — 1.9%
Petroleo Brasileiro ADR *	3,396	29,919
Telecommunications — 2.3%
Tim Participacoes ADR	2,112	35,630
TOTAL BRAZIL		163,386
CANADA— 13.3%
Basic Materials — 1.9%
Barrick Gold	1,758	29,728
Consumer Goods — 2.1%
Gildan Activewear, Cl A	1,063	32,028
Consumer Services — 1.9%
Restaurant Brands International	491	29,254
Industrials — 1.9%
Canadian Pacific Railway	190	29,710
Oil & Gas — 3.8%
Canadian Natural Resources	954	29,192
Suncor Energy	924	30,141
		59,333
Technology — 1.7%
BlackBerry *	2,872	26,940
TOTAL CANADA		206,993
CHINA— 8.3%
Consumer Services — 4.1%
Alibaba Group Holding ADR *	239	37,033
Vipshop Holdings ADR *	2,203	27,097
		64,130

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — 4.2%
Baidu ADR *	159	$35,990
SINA *	286	27,116
Weibo ADR *	28	2,154
		65,260
TOTAL CHINA		129,390
HONG KONG— 1.8%
Consumer Services — 1.8%
Melco Crown Entertainment ADR	1,383	27,936
INDIA— 2.0%
Technology — 2.0%
Infosys ADR	1,938	30,620
IRELAND— 3.8%
Health Care — 1.7%
Shire ADR	153	25,633
Industrials — 2.1%
AerCap Holdings *	668	32,799
TOTAL IRELAND		58,432
ISRAEL— 5.9%
Health Care — 2.0%
Teva Pharmaceutical Industries ADR	978	31,462
Technology — 3.9%
Mellanox Technologies *	629	29,532
Tower Semiconductor *	1,174	30,700
		60,232
TOTAL ISRAEL		91,694
LUXEMBOURG— 2.5%
Financials — 2.5%
Altisource Portfolio Solutions *	1,499	39,109
MEXICO— 2.2%
Telecommunications — 2.2%
America Movil ADR, Cl L	1,925	34,034
NETHERLANDS— 1.9%
Oil & Gas — 1.9%
Royal Dutch Shell ADR, Cl A	527	29,791
PERU— 3.9%
Basic Materials — 1.9%
Cia de Minas Buenaventura ADR	2,401	29,388
Financials — 2.0%
Credicorp	170	31,474

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
TOTAL PERU		$60,862
SOUTH KOREA— 2.2%
Telecommunications — 2.2%
SK Telecom ADR	1,226	33,421
TAIWAN— 1.9%
Technology — 1.9%
Taiwan Semiconductor Manufacturing ADR	832	29,919
UNITED KINGDOM— 2.0%
Health Care — 2.0%
GW Pharmaceuticals ADR *	278	31,075
UNITED STATES— 36.0%
Basic Materials — 6.5%
ArcelorMittal *	1,332	34,845
Methanex	680	30,124
Turquoise Hill Resources *	11,342	37,315
		102,284
Consumer Goods — 2.1%
Fiat Chrysler Automobiles *	2,773	33,526
Financials — 6.3%
Bank of Nova Scotia	531	33,087
Royal Bank of Canada	427	31,837
Toronto-Dominion Bank	632	32,573
		97,497
Health Care — 1.7%
China Biologic Products Holdings *	266	26,467
Industrials — 4.1%
Cemex ADR *	3,519	34,169
Tata Motors ADR *	857	29,515
		63,684
Oil & Gas — 3.8%
TechnipFMC *	920	26,257
TransCanada	638	32,615
		58,872
Technology — 5.9%
LINE ADR *	850	31,246
NICE Systems ADR	391	29,192

Open Text	914	30,619
		91,057
Telecommunications — 3.8%
China Mobile ADR	529	28,265

Schedule of Investments (Unaudited)	July 31, 2017

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
VEON ADR	7,560	$30,920
		59,185
Utilities — 1.8%
Pampa Energia ADR *	509	27,664
TOTAL UNITED STATES		560,236
TOTAL INVESTMENTS — 99.8%
(Cost $1,408,776)†		$1,551,906

Percentages are based on Net Assets of $1,555,517.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $1,408,776, and the unrealized appreciation and depreciation were $178,651 and $(35,521), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 3.0%
Air Products & Chemicals	460	$65,389
Albemarle	1,928	223,262
Arconic	6,956	172,439
Celanese, Cl A	2,418	232,539
Dow Chemical	5,879	377,667
Eastman Chemical	2,977	247,567
Ecolab	484	63,728
EI du Pont de Nemours	2,917	239,807
FMC	1,994	152,302
Freeport-McMoRan Copper & Gold *	17,369	253,935
International Flavors & Fragrances	1,705	227,072
International Paper	1,402	77,082
Mosaic	9,757	235,534
Newmont Mining	14,563	541,307
Nucor	2,502	144,290
Praxair	887	115,452
Steel Dynamics	4,892	173,226
		3,542,598
Consumer Goods — 10.0%
Activision Blizzard	1,508	93,164
Altria Group	4,151	269,690
Archer-Daniels-Midland	1,768	74,574
Autoliv	2,679	290,377
BorgWarner	5,186	242,393
Brown-Forman, Cl B	3,064	151,362
Bunge	5,555	435,457
Campbell Soup	5,397	285,124
Church & Dwight	4,528	241,569
Clorox	3,126	417,290
Coach	2,713	127,891
Coca-Cola	3,067	140,591
Colgate-Palmolive	990	71,478
ConAgra Foods	7,107	243,344
Constellation Brands, Cl A	1,777	343,583
Coty, Cl A	4,652	95,273
DR Horton	6,964	248,545
Dr Pepper Snapple Group	2,993	272,842
Electronic Arts *	1,312	153,163
Estee Lauder, Cl A	2,957	292,714
Ford Motor	6,189	69,441
General Mills	1,484	82,599
General Motors	2,251	80,991

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Genuine Parts	1,266	$107,521
Goodyear Tire & Rubber	6,516	205,319
Hanesbrands	7,810	179,005
Harley-Davidson	2,809	136,714
Hasbro	3,455	365,815
Hershey	4,723	497,379
Hormel Foods	8,989	307,154
Ingredion	1,196	147,491
JM Smucker	3,188	388,617
Kellogg	2,312	157,216
Kimberly-Clark	584	71,925
Kraft Heinz	1,243	108,713
Lear	1,088	161,231
Lennar, Cl A	4,260	223,394
LKQ *	3,875	133,920
Mattel	5,389	107,888
McCormick	2,437	232,246
Mohawk Industries *	1,429	355,807
Molson Coors Brewing, Cl B	3,049	271,300
Mondelez International, Cl A	3,756	165,339
Monsanto	1,984	231,771
Newell Brands	2,534	133,593
NIKE, Cl B	1,799	106,231
PepsiCo	2,051	239,167
Philip Morris International	1,815	211,829
Procter & Gamble	1,243	112,889
PVH	3,301	393,776
Snap-On	845	130,299
Stanley Black & Decker	3,064	431,074
Tesla	317	102,540
Tyson Foods, Cl A	7,167	454,101
Whirlpool	809	143,905
		11,738,624
Consumer Services — 10.2%
Advance Auto Parts	821	91,960
Alaska Air Group	2,840	242,053
Amazon.com *	70	69,144
American Airlines Group	2,108	106,328
AutoZone *	219	118,221
Best Buy	10,294	600,552
Cardinal Health	1,520	117,435
CarMax *	972	64,395
Carnival	4,813	321,412

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
CBS, Cl B	1,414	$93,084
Charter Communications, Cl A *	824	322,934
Chipotle Mexican Grill, Cl A *	706	242,702
Comcast, Cl A	9,377	379,300
Costco Wholesale	942	149,316
CVS Health	3,831	306,212
Darden Restaurants	5,318	446,074
Delta Air Lines	3,352	165,455
DISH Network, Cl A *	1,633	104,561
Dollar Tree *	1,429	103,003
eBay *	4,221	150,816
Expedia	1,236	193,397
Foot Locker	5,488	258,979
Hilton Worldwide Holdings	3,393	212,164
Interpublic Group	5,142	111,119
Kroger	3,555	87,168
L Brands	2,825	131,052
Las Vegas Sands	1,343	82,742
Liberty Interactive, Cl A *	6,436	154,078
Macy's	11,175	265,406
Marriott International, Cl A	1,425	148,471
McDonald's	2,245	348,289
MercadoLibre	504	145,364
MGM Resorts International	6,608	217,602
Netflix *	533	96,825
Nielsen Holdings	3,374	145,116
Omnicom Group	702	55,275
priceline.com *	31	62,883
Ross Stores	1,950	107,874
Royal Caribbean Cruises	3,416	386,247
Sirius XM Holdings	48,046	281,549
Southwest Airlines	2,014	111,797
Starbucks	1,681	90,740
Sysco	5,718	300,881
Target	6,072	344,100
Tiffany	5,220	498,562
Time Warner	4,338	444,298
TJX	1,765	124,097
Ulta Salon Cosmetics & Fragrance *	1,020	256,234
United Continental Holdings *	3,506	237,286
Walgreens Boots Alliance	3,076	248,141
Wal-Mart Stores	6,332	506,497
Walt Disney	2,395	263,282

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Whole Foods Market	6,793	$283,676
Wyndham Worldwide	1,713	178,786
Wynn Resorts	1,380	178,489
Yum! Brands	3,549	267,879
		12,021,302
Financials — 22.0%
Affiliated Managers Group	753	139,930
Aflac	2,861	228,165
Alleghany *	700	429,338
Allstate	4,507	410,137
Ally Financial	15,975	361,674
American Express	3,077	262,253
American International Group	4,985	326,268
Ameriprise Financial	1,118	161,976
Aon	2,013	278,136
Arch Capital Group *	8,481	824,862
Arthur J Gallagher	7,608	447,274
Bank of America	16,744	403,865
Bank of New York Mellon	6,649	352,597
BB&T	9,418	445,660
Berkshire Hathaway, Cl B *	1,477	258,431
BlackRock, Cl A	212	90,424
Capital One Financial	1,288	111,000
Charles Schwab	8,790	377,091
Chubb	1,706	249,861
Cincinnati Financial	4,211	320,710
CIT Group	6,456	307,628
Citigroup	2,323	159,009
Citizens Financial Group *	17,860	626,529
CME Group, Cl A	5,896	722,967
Comerica	8,709	629,748
Discover Financial Services	3,447	210,060
E*TRADE Financial *	9,846	403,686
Equifax	1,139	165,656
Everest Re Group	2,465	646,791
Fifth Third Bancorp	22,076	589,429
First Republic Bank	6,427	644,821
FNF Group	14,277	697,574
Franklin Resources	3,772	168,910
Goldman Sachs Group	752	169,448
Hartford Financial Services Group	6,084	334,620
Huntington Bancshares	41,307	547,318
IHS Markit *	6,525	304,391

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Intercontinental Exchange	8,725	$582,045
Invesco	4,715	163,941
JPMorgan Chase	5,083	466,620
KeyCorp	41,648	751,330
Liberty Broadband, Cl C *	3,931	389,876
Lincoln National	3,396	248,112
Loews	9,462	460,610
M&T Bank	2,802	457,146
Markel *	464	497,181
Marsh & McLennan	2,463	192,040
Mastercard, Cl A	1,422	181,732
MetLife	3,287	180,785
Moody's	1,118	147,162
Morgan Stanley	3,461	162,321
Nasdaq	4,861	361,513
Northern Trust	4,679	409,459
PNC Financial Services Group	4,297	553,454
Principal Financial Group	3,560	237,630
Progressive	8,010	377,511
Prudential Financial	1,360	153,993
Raymond James Financial	4,264	354,722
Regency Cernters Corp	2,300	152,306
Regions Financial	47,492	693,383
S&P Global	947	145,450
SBA Communications, Cl A *	2,414	332,046
State Street	2,192	204,360
SunTrust Banks	4,284	245,430
SVB Financial Group *	832	148,462
Synchrony Financial	3,929	119,127
TD Ameritrade Holding	5,946	271,911
Torchmark	3,153	248,992
Travelers	1,641	210,196
Unum Group	6,223	311,959
US Bancorp	6,091	321,483
Visa, Cl A	874	87,015
Wells Fargo	3,965	213,872
Western Union	3,992	78,842
Willis Towers Watson	2,311	344,062
XL Group	11,028	489,643
Zions Bancorporation	4,093	185,495
		25,941,454
Health Care — 12.2%
Abbott Laboratories	6,136	301,769

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Aetna	5,078	$783,586
Alexion Pharmaceuticals *	585	80,344
Align Technology *	680	113,716
Allergan	1,371	345,944
Anthem	3,844	715,791
Baxter International	9,002	544,441
Becton Dickinson	1,530	308,142
BioMarin Pharmaceutical *	2,065	181,162
Boston Scientific *	6,058	161,264
Centene *	4,740	376,451
Cigna	3,467	601,732
Cooper	2,501	609,919
CR Bard	1,017	326,050
DaVita Healthcare Partners *	4,443	287,818
DENTSPLY SIRONA	3,145	195,084
Eli Lilly	2,183	180,447
Express Scripts Holding *	5,499	344,457
Henry Schein *	948	172,735
Hologic *	9,988	441,570
Humana	2,252	520,662
IDEXX Laboratories *	1,302	216,731
Illumina *	1,023	177,849
Incyte *	1,181	157,416
Intuitive Surgical *	333	312,441
Johnson & Johnson	771	102,327
Laboratory Corp of America Holdings *	3,105	493,416
Medtronic	2,857	239,902
Merck	4,086	261,014
Mylan *	5,121	199,668
Perrigo	3,055	228,880
Pfizer	11,370	377,029
Quest Diagnostics	4,271	462,592
Quintiles IMS Holdings *	4,504	407,837
ResMed	5,041	388,762
Stryker	1,734	255,071
Thermo Fisher Scientific	1,263	221,694
UnitedHealth Group	1,954	374,797
Universal Health Services, Cl B	2,996	332,047
Varian Medical Systems *	3,476	337,589
Vertex Pharmaceuticals *	785	119,179
Waters *	2,212	383,649
Zimmer Biomet Holdings	3,315	402,176

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	5,990	$374,495
		14,419,645
Industrials — 12.2%
3M	925	186,082
Advanced Micro Devices *	8,210	111,738
Agilent Technologies	3,614	216,081
Alliance Data Systems	508	122,647
AMETEK	3,746	230,679
Amphenol, Cl A	3,280	251,314
Automatic Data Processing	1,398	166,236
Ball	5,841	244,738
Boeing	945	229,125
Broadridge Financial Solutions	1,628	123,500
Caterpillar	581	66,205
CH Robinson Worldwide	4,212	276,307
Cintas	1,583	213,467
CSX	1,578	77,859
Cummins	1,532	257,223
Danaher	3,848	313,573
Deere	1,286	164,968
Dover	2,138	179,592
Eaton	2,078	162,603
Emerson Electric	1,057	63,008
Expeditors International of Washington	6,513	383,486
Fastenal	1,945	83,557
FedEx	1,106	230,081
Fidelity National Information Services	2,928	267,092
Fiserv *	1,210	155,485
Fluor	2,601	112,961
Fortive	1,339	86,687
Fortune Brands Home & Security	1,311	86,093
General Dynamics	946	185,728
General Electric	6,351	162,649
Global Payments	963	90,878
Honeywell International	987	134,351
Huntington Ingalls Industries	717	147,781
Illinois Tool Works	866	121,855
Ingersoll-Rand	2,719	238,946
JB Hunt Transport Services	1,655	150,125
Johnson Controls International	1,416	55,153
Kansas City Southern	2,876	296,774
L3 Technologies	2,332	408,030
Lockheed Martin	967	282,490

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Martin Marietta Materials	2,232	$505,392
Masco	3,776	143,979
Mettler-Toledo International *	556	318,633
Norfolk Southern	2,156	242,722
Northrop Grumman	792	208,399
PACCAR	1,206	82,550
Parker-Hannifin	888	147,390
Paychex	2,471	142,947
PayPal Holdings *	1,120	65,576
Pentair	2,269	143,106
Raytheon	1,660	285,138
Republic Services, Cl A	9,313	598,081
Rockwell Automation	983	162,224
Rockwell Collins	1,570	167,252
Roper Technologies	1,326	308,242
Sealed Air	2,869	124,830
Sherwin-Williams	191	64,419
TE Connectivity	2,667	214,400
Textron	3,238	159,083
Total System Services	4,475	283,984
TransDigm Group *	503	141,916
Union Pacific	1,453	149,601
United Parcel Service, Cl B	882	97,276
United Rentals *	1,416	168,447
United Technologies	1,224	145,130
Vantiv, Cl A *	5,841	371,196
Verisk Analytics, Cl A *	3,356	292,845
Vulcan Materials	2,759	339,688
Waste Management	3,686	277,003
Westrock	3,807	218,598
WW Grainger	1,428	238,105
Xylem	4,995	283,366
		14,428,665
Oil & Gas — 4.3%
Cabot Oil & Gas	4,713	117,212
Cheniere Energy *	3,779	170,811
Chevron	1,439	157,124
Cimarex Energy	855	84,671
Concho Resources *	1,527	198,907
ConocoPhillips	3,003	136,246
Devon Energy	2,155	71,783
Diamondback Energy *	813	77,950
EOG Resources	4,130	392,928

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
EQT	5,384	$342,961
ExxonMobil	4,331	346,653
Hess	3,085	137,406
Kinder Morgan	12,799	261,484
Marathon Oil	11,048	135,117
Marathon Petroleum	4,550	254,754
National Oilwell Varco	8,783	287,292
Noble Energy	5,267	152,269
Occidental Petroleum	6,417	397,405
Phillips 66	1,169	97,904
Pioneer Natural Resources	1,024	167,014
Schlumberger	2,598	178,223
Targa Resources	3,532	163,920
Tesoro	2,903	288,936
Valero Energy	5,546	382,508
Williams	3,132	99,535
		5,101,013
Real Estate Investment Trusts — 6.4%
Alexandria Real Estate Equities	2,341	283,846
American Tower, Cl A	1,067	145,464
Annaly Capital Management	68,927	829,192
AvalonBay Communities	1,035	199,082
CBRE Group, Cl A *	3,500	132,965
Crown Castle International	1,460	146,847
Digital Realty Trust	4,171	481,083
Duke Realty	10,358	296,135
Equinix	486	219,055
Equity Residential	2,434	165,658
Essex Property Trust	1,684	440,703
Extra Space Storage	2,949	234,445
Federal Realty Investment Trust	1,263	167,512
GGP	8,420	190,376
HCP	6,573	208,035
Host Hotels & Resorts	12,813	239,091
Kimco Realty	8,151	164,487
Macerich	6,230	357,540
Mid-America Apartment Communities	2,714	280,981
ProLogis	4,271	259,720
Public Storage	344	70,716
Realty Income	9,559	545,437
SL Green Realty	2,115	218,416
UDR	8,629	337,308
Ventas	2,323	156,454

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
VEREIT	35,851	$297,922
Vornado Realty Trust	1,864	147,908
Welltower	2,637	193,529
Weyerhaeuser	2,513	82,979
		7,492,886
Technology — 7.9%
Adobe Systems *	919	134,624
Akamai Technologies *	3,525	166,168
Amdocs	5,703	383,070
ANSYS *	2,251	291,617
Apple	533	79,273
Autodesk *	570	63,150
CA	6,124	190,089
CDK Global	2,851	187,539
CDW	1,440	91,339
Cerner *	2,383	153,394
Check Point Software Technologies *	4,028	426,082
Cisco Systems	4,740	149,073
Citrix Systems	1,680	132,686
Corning	7,580	220,881
F5 Networks *	1,863	224,957
Facebook, Cl A *	481	81,409
Gartner *	1,955	250,866
Harris	2,416	276,560
Hewlett Packard Enterprise	5,072	88,811
HP	5,015	95,786
Intel	2,827	100,274
International Business Machines	769	111,251
Intuit	950	130,350
Juniper Networks	11,435	319,608
KLA-Tencor	2,143	198,506
Lam Research	1,388	221,330
Maxim Integrated Products	4,647	211,160
Microchip Technology	1,640	131,266
Micron Technology *	8,376	235,533
Microsoft	1,656	120,391
Mobileye *	2,104	133,183
Motorola Solutions	4,374	396,634
NetApp	8,356	362,817
NVIDIA	563	91,493
Palo Alto Networks *	1,243	163,803
Qorvo *	2,328	159,608
QUALCOMM	1,546	82,232

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Red Hat *	703	$69,506
Seagate Technology	5,462	180,028
ServiceNow *	2,998	331,129
Skyworks Solutions	1,684	176,601
Symantec	9,658	299,302
Synopsys *	4,449	340,660
Texas Instruments	1,619	131,754
Twitter *	17,363	279,371
VeriSign *	968	97,933
Western Digital	3,158	268,809
Workday, Cl A *	919	93,839
Xilinx	2,369	149,863
		9,275,608
Telecommunications — 1.1%
AT&T	8,821	344,019
CenturyLink	7,602	176,898
Level 3 Communications *	2,994	175,688
T-Mobile US *	9,060	558,640
Verizon Communications	1,940	93,896
		1,349,141
Utilities — 10.5%
Alliant Energy	11,294	457,746
Ameren	9,420	528,462
American Electric Power	5,084	358,625
American Water Works	6,297	510,687
CenterPoint Energy	18,277	515,229
CMS Energy	13,237	612,079
Consolidated Edison	7,326	607,032
Dominion Resources	1,422	109,750
DTE Energy	6,166	660,132
Duke Energy	7,112	605,373
Edison International	8,401	660,991
Entergy	4,132	317,007
Eversource Energy	7,003	425,712
Exelon	8,764	336,012
FirstEnergy	10,946	349,287
NextEra Energy	4,435	647,909
NiSource	10,205	265,942
ONEOK	2,870	162,356
PG&E	7,410	501,583
Pinnacle West Capital	5,449	472,592
PPL	4,830	185,134
Public Service Enterprise Group	4,339	195,125

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
SCANA	6,407	$412,419
Sempra Energy	1,343	151,772
Southern	10,752	515,343
WEC Energy Group	11,759	740,464
Westar Energy, Cl A	6,064	307,748
Xcel Energy	17,535	829,581
		12,442,092
TOTAL UNITED STATES		117,753,028
TOTAL INVESTMENTS — 99.8%
(Cost $107,138,927)†		$117,753,028

Percentages are based on Net Assets of $117,935,859.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $107,138,927, and the unrealized appreciation and depreciation were $12,279,567 and $(1,665,466), respectively.

Cl — Class

S&P — Standard & Poor's

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRIA— 1.8%
Basic Materials — 0.2%
voestalpine	651	$32,896
Financials — 0.8%
BUWOG *	1,717	50,274
Erste Group Bank *	848	35,108
IMMOFINANZ	10,308	24,987
Raiffeisen Bank International *	1,196	35,139
		145,508
Industrials — 0.3%
ANDRITZ	394	24,048
Wienerberger	1,799	41,232
		65,280
Oil & Gas — 0.3%
OMV	1,074	60,552
Technology — 0.2%
AMS *	456	32,965
TOTAL AUSTRIA		337,201
BELGIUM— 3.7%
Basic Materials — 0.3%
Solvay	236	33,751
Umicore	408	32,652
		66,403
Consumer Goods — 0.0%
Anheuser-Busch InBev	70	8,402
Ontex Group	277	9,468
		17,870
Consumer Services — 0.4%
Colruyt	546	30,500
Telenet Group Holding *	508	35,331
		65,831
Financials — 1.9%
Ackermans & van Haaren	495	89,174
Ageas	1,105	49,591
Groupe Bruxelles Lambert	435	44,450
KBC Groep	729	60,164
Sofina	655	97,147
		340,526
Health Care — 0.3%
UCB	907	65,829
Industrials — 0.2%
bpost	1,344	36,675

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 0.5%
Cofinimmo	746	$94,374
Telecommunications — 0.1%
Proximus	681	23,842
TOTAL BELGIUM		711,350
DENMARK— 4.6%
Consumer Goods — 0.4%
Carlsberg, Cl B	520	57,584
Royal Unibrew	268	13,299
		70,883
Financials — 1.4%
Danske Bank	1,887	76,136
Jyske Bank	1,490	93,000
Sydbank	1,496	62,139
Tryg	1,296	29,114
		260,389
Health Care — 1.5%
Christian Hansen Holding	646	51,822
Coloplast, Cl B	327	27,995
Genmab *	72	16,312
GN Store Nord	1,182	35,829
H Lundbeck	745	44,587
Novozymes, Cl B	470	21,624
William Demant Holding *	3,031	80,296
		278,465
Industrials — 0.6%
A P Moller - Maersk, Cl B	29	63,079
DSV	567	36,460
ISS	579	23,655
		123,194
Oil & Gas — 0.1%
Vestas Wind Systems	128	12,460
Technology — 0.1%
SimCorp	387	24,106
Telecommunications — 0.4%
TDC	13,927	85,558
Utilities — 0.1%
DONG Energy (A)	391	18,776
TOTAL DENMARK		873,831

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 3.2%
Basic Materials — 0.6%
Outokumpu	2,847	$23,865
Stora Enso, Cl R	4,030	53,690
UPM-Kymmene	1,470	39,879
		117,434
Consumer Goods — 0.2%
Amer Sports *	642	17,182
Nokian Renkaat	554	22,521
		39,703
Consumer Services — 0.4%
Kesko, Cl B	1,480	74,560
Financials — 0.3%
Sampo, Cl A	954	51,998
Health Care — 0.2%
Orion, Cl B	890	44,837
Industrials — 0.4%
Huhtamaki	666	25,708
Kone, Cl B	280	14,529
Konecranes, Cl B	260	11,563
Metso	554	17,556
Wartsila Abp	130	8,606
		77,962
Oil & Gas — 0.4%
Neste	1,740	75,145
Technology — 0.3%
Nokia	5,740	36,409
Tieto	694	21,928
		58,337
Telecommunications — 0.2%
Elisa	854	35,009
Utilities — 0.2%
Fortum	2,625	42,771
TOTAL FINLAND		617,756
FRANCE— 14.9%
Basic Materials — 0.4%
Air Liquide	155	18,951
Arkema	205	23,246
Imerys	491	42,380
		84,577
Consumer Goods — 1.9%
Christian Dior	71	20,149

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Cie Generale des Etablissements Michelin, Cl B	322	$43,412
Danone	121	9,000
Faurecia	533	29,491
Hermes International	77	38,855
L'Oreal	122	25,186
LVMH Moet Hennessy Louis Vuitton	64	16,049
Pernod Ricard	373	51,562
Peugeot	1,069	22,919
Plastic Omnium	303	11,610
Renault	141	12,661
SEB	293	51,938
Societe BIC	258	30,136
UBISOFT Entertainment *	368	23,182
		386,150
Consumer Services — 2.1%
Air France-KLM *	2,200	29,660
Carrefour	793	18,984
Casino Guichard Perrachon	398	24,185
Elior Group (A)	2,270	59,990
Eutelsat Communications	2,390	64,499
JCDecaux	422	14,953
Lagardere SCA	2,249	73,581
Numericable-SFR SAS *	220	8,170
Publicis Groupe	449	33,832
Sodexo	145	17,066
Vivendi	1,660	38,301
		383,221
Financials — 2.1%
Amundi (A)	326	25,099
AXA	630	18,539
BNP Paribas	554	42,828
CNP Assurances	1,406	33,816
Credit Agricole	1,589	27,820
Fonciere Des Regions	425	40,903
Natixis	4,602	33,331
Nexity	759	40,568
SCOR	1,353	56,813
Societe Generale	526	30,760
Wendel	356	53,388
		403,865
Health Care — 1.4%
BioMerieux	121	26,570
Essilor International	99	12,501

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ipsen	442	$56,411
Orpea	916	104,648
Sanofi	578	55,007
		255,137
Industrials — 4.2%
Aeroports de Paris	408	68,811
Airbus Group	110	9,156
Alstom	2,730	97,477
Bollore	8,672	40,079
Bouygues	2,258	96,491
Bureau Veritas	369	8,373
Cie de Saint-Gobain	408	22,556
Dassault Aviation	23	34,339
Edenred	656	17,170
Eiffage	526	50,759
Eurazeo	496	40,321
Groupe Eurotunnel	1,190	13,135
Legrand	227	15,630
Rexel	1,708	26,954
Safran	171	16,115
Schneider Electric *	280	21,903
SPIE	560	15,667
Teleperformance	530	73,515
Thales	410	45,240
Vinci	515	45,988
Zodiac Aerospace	1,390	39,577
		799,256
Oil & Gas — 0.3%
Total	969	49,079
Real Estate Investment Trusts — 0.7%
Gecina	330	49,645
ICADE	638	54,586
Klepierre	611	24,763
		128,994
Technology — 0.5%
Atos	126	19,082
Capgemini	232	25,164
Dassault Systemes	238	23,259
Iliad	57	14,089
Ingenico Group	150	15,672
		97,266
Telecommunications — 0.2%
Orange	3,125	52,392

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.1%
Electricite de France	1,366	$13,805
Engie	1,958	31,407
Rubis SCA	1,504	95,328
Suez	1,755	31,616
Veolia Environnement	1,801	40,461
		212,617
TOTAL FRANCE		2,852,554
GERMANY— 11.4%
Basic Materials — 2.3%
Aurubis	754	66,921
BASF	532	50,548
Bayer	236	29,814
Brenntag	286	16,167
Covestro (A)	137	10,599
Evonik Industries	2,102	71,374
K+S	1,846	47,870
LANXESS	441	33,910
Linde	398	75,923
Symrise	387	27,025
		430,151
Consumer Goods — 1.3%
adidas	50	11,377
Bayerische Motoren Werke	191	17,499
Beiersdorf	280	30,602
Daimler	220	15,379
HUGO BOSS	362	27,200
OSRAM Licht	864	71,825
Rheinmetall	624	62,093
		235,975
Consumer Services — 0.8%
Axel Springer	379	24,013
Deutsche Lufthansa	2,583	55,349
Fielmann	310	24,809
ProSiebenSat.1 Media	243	9,698
TUI	1,310	20,569
Zalando * (A)	444	19,795
		154,233
Financials — 2.7%
Aareal Bank	769	32,005
Allianz	227	48,174
Commerzbank *	4,110	53,690

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials-continued
Deutsche Annington Immobilien	1,255	$50,685
Deutsche Bank	1,795	31,935
Deutsche EuroShop	770	31,933
Deutsche Wohnen	1,875	74,023
Hannover Rueck	404	50,823
LEG Immobilien	588	56,354
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	281	60,130
		489,752
Health Care — 0.5%
Fresenius & KGaA	390	32,844
Fresenius Medical Care & KGaA	142	13,358
Gerresheimer	328	26,981
Merck KGaA	334	36,562
STADA Arzneimittel	233	18,076
		127,821
Industrials — 2.2%
Deutsche Post	388	15,004
Duerr	120	14,572
Fraport Frankfurt Airport Services Worldwide	593	59,162
GEA Group	1,019	41,262
HeidelbergCement	377	37,256
HOCHTIEF	155	27,594
KION Group	935	80,836
MAN	457	50,443
MTU Aero Engines	380	55,532
Siemens	122	16,505
Wirecard	324	24,711
		422,877
Technology — 0.3%
SAP	212	22,415
Software	483	21,050
United Internet	407	24,708
		68,173
Telecommunications — 1.0%
Deutsche Telekom	1,510	27,496
Drillisch	485	32,376
Freenet	1,893	63,674
Telefonica Deutschland Holding	12,589	64,817
		188,363
Utilities — 0.3%
RWE *	2,261	47,490
Uniper	1,330	27,269
		74,759

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL GERMANY		$2,192,104
GHANA— 0.1%
Oil & Gas — 0.1%
Tullow Oil *	12,545	27,802
IRELAND— 1.2%
Consumer Goods — 0.3%
Glanbia	2,084	42,998
Kerry Group, Cl A	254	22,864
		65,862
Consumer Services — 0.2%
Paddy Power Betfair	350	34,927
Financials — 0.1%
Bank of Ireland Group *	2,977	24,742
Industrials — 0.6%
CRH	901	31,544
Kingspan Group	330	10,972
Smurfit Kappa Group	2,296	67,999
		110,515
TOTAL IRELAND		236,046
ISLE OF MAN— 0.2%
Industrials — 0.2%
Paysafe Group *	5,734	44,601
ITALY— 5.3%
Basic Materials — 0.4%
Tenaris	4,903	77,403
Consumer Goods — 0.7%
Davide Campari-Milano	4,217	31,099
Ferrari	115	12,081
Fiat Chrysler Automobiles *	2,438	29,318
Luxottica Group	446	25,697
Moncler	1,444	38,646
		136,841
Financials — 1.9%
Assicurazioni Generali	1,353	24,454
Banca Popolare dell'Emilia Romagna SC	5,911	32,420
Banco BPM *	10,223	37,243
EXOR	571	34,064
Intesa Sanpaolo	14,391	49,408
Mediobanca	5,156	53,585
Poste Italiane (A)	2,229	16,346
UniCredit *	2,307	45,260

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unione di Banche Italiane SCpA	10,763	$51,850
UnipolSai	13,422	30,969
		375,599
Health Care — 0.3%
Recordati	1,327	56,479
Industrials — 0.5%
Atlantia	394	11,934
CNH Industrial	1,467	16,950
Finmeccanica	2,301	39,961
Prysmian	514	16,392
		85,237
Oil & Gas — 0.3%
Eni	2,645	41,694
Saipem *	6,199	25,288
		66,982
Telecommunications — 0.1%
Telecom Italia *	14,260	14,635
Utilities — 1.1%
A2A	29,381	49,812
Enel	6,192	35,217
Snam	19,182	90,371
Terna Rete Elettrica Nazionale	4,374	24,887
		200,287
TOTAL ITALY		1,013,463
LUXEMBOURG— 0.2%
Consumer Services — 0.1%
B&M European Value Retail	2,489	11,813
Health Care — 0.1%
Eurofins Scientific	61	33,831
TOTAL LUXEMBOURG		45,644
MEXICO— 0.2%
Basic Materials — 0.2%
Fresnillo	1,691	34,243
NETHERLANDS— 4.9%
Basic Materials — 0.7%
Akzo Nobel	542	48,835
ArcelorMittal *	989	25,880
Koninklijke DSM	627	46,113
		120,828
Consumer Goods — 0.2%
Heineken	95	9,875

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Heineken Holding	91	$8,906
Unilever	459	26,679
		45,460
Consumer Services — 0.6%
Coca-Cola European Partners	338	14,639
Koninklijke Ahold Delhaize	2,829	57,685
RELX	1,102	23,100
Wolters Kluwer	449	19,912
		115,336
Financials — 1.0%
ABN AMRO Group (A)	849	23,933
Aegon	7,610	42,519
Euronext (A)	422	24,578
ING Groep	2,219	41,375
NN Group	2,102	84,980
		217,385
Health Care — 0.3%
Galapagos *	170	13,489
Koninklijke Philips	1,071	40,886
		54,375
Industrials — 0.5%
Aalberts Industries	614	26,712
Boskalis Westminster	1,175	41,871
Koninklijke Vopak	228	10,824
PostNL	2,742	12,931
		92,338
Oil & Gas — 0.3%
SBM Offshore	2,841	48,937
Real Estate Investment Trusts — 0.4%
Unibail-Rodamco	108	26,912
Wereldhave	935	45,108
		72,020
Technology — 0.9%
ASM International	775	46,472
Gemalto	661	33,557
NXP Semiconductors *	735	81,093
		161,122
Telecommunications — 0.0%
Altice *	380	9,343
TOTAL NETHERLANDS		937,144

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 1.8%
Basic Materials — 0.3%
Norsk Hydro	4,142	$26,604
Yara International	1,075	42,625
		69,229
Consumer Goods — 0.4%
Marine Harvest	826	15,315
Orkla	4,050	41,518
		56,833
Financials — 0.7%
DnB	1,995	39,034
Gjensidige Forsikring	3,676	63,365
Storebrand	3,125	25,965
		128,364
Oil & Gas — 0.4%
Statoil	1,497	27,926
Subsea 7 *	3,664	53,976
		81,902
TOTAL NORWAY		336,328
PORTUGAL— 0.4%
Consumer Services — 0.1%
Jeronimo Martins	778	15,249
Oil & Gas — 0.2%
Galp Energia	2,734	43,645
Utilities — 0.1%
Energias de Portugal	4,843	17,130
TOTAL PORTUGAL		76,024
SPAIN— 4.3%
Basic Materials — 0.1%
Acerinox	1,950	24,991
Consumer Goods — 0.1%
Viscofan	346	20,556
Consumer Services — 0.1%
Industria de Diseno Textil	450	17,821
Financials — 1.6%
Banco Bilbao Vizcaya Argentaria	2,926	26,394
Banco de Sabadell	8,838	19,725
Banco Santander	3,317	22,581
Bankia	7,357	37,141
Bankinter	7,571	73,533

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bolsas y Mercados Espanoles SHMSF	780	$28,517
CaixaBank	11,174	58,177
Mapfre	9,246	34,349
		300,417
Health Care — 0.1%
Grifols	790	22,126
Industrials — 0.8%
Abertis Infraestructuras	2,296	45,180
Acciona	215	18,314
Aena SA (A)	144	28,055
Amadeus IT Group, Cl A	363	22,280
Ferrovial	1,312	28,222
		142,051
Oil & Gas — 0.1%
Gamesa Tecnologica	515	8,409
Repsol	1,692	28,247
		36,656
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	2,772	37,192
Telecommunications — 0.1%
Cellnex Telecom SAU (A)	746	16,711
Utilities — 1.1%
Enagas	529	14,897
Endesa	3,847	90,758
Gas Natural SDG	1,285	29,982
Iberdrola	6,068	47,675
Red Electrica	851	18,180
		201,492
TOTAL SPAIN		820,013
SWEDEN— 6.3%
Basic Materials — 0.4%
BillerudKorsnas	2,142	33,815
Boliden	1,140	35,741
Hexpol	1,246	12,731
		82,287
Consumer Goods — 0.3%
Dometic Group (A)	2,470	20,840
Husqvarna, Cl B	2,613	26,537
Swedish Match	518	18,187
		65,564

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.5%
Hennes & Mauritz, Cl B	794	$20,662
ICA Gruppen	1,976	79,049
		99,711
Financials — 2.4%
Castellum	2,616	40,587
Fabege	1,971	38,864
Fastighets Balder, Cl B *	1,015	25,786
Hufvudstaden, Cl A	1,305	22,683
Industrivarden, Cl C	1,900	46,037
Intrum Justitia	587	19,071
Investor, Cl B	782	37,026
Kinnevik	857	26,275
L E Lundbergforetagen, Cl B	390	30,640
Nordea Bank	4,068	51,246
Skandinaviska Enskilda Banken, Cl A	3,743	47,337
Svenska Handelsbanken, Cl A	3,557	52,856
Swedbank, Cl A	1,375	35,832
		474,240
Health Care — 0.3%
Elekta, Cl B	3,474	33,391
Getinge, Cl B	629	10,902
Swedish Orphan Biovitrum *	810	12,317
		56,610
Industrials — 1.3%
Alfa Laval	520	11,597
Atlas Copco, Cl A	299	10,816
Saab, Cl B	824	38,169
Sandvik	722	11,362
Securitas, Cl B	843	14,017
Skanska, Cl B	1,390	31,549
SKF, Cl B	740	14,692
Trelleborg, Cl B	2,114	49,706
Volvo, Cl B	2,862	48,543
		230,451
Oil & Gas — 0.2%
Lundin Petroleum *	1,516	34,428
Technology — 0.3%
Hexagon, Cl B	239	11,789
Telefonaktiebolaget LM Ericsson, Cl B	6,380	41,368
		53,157

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.6%
Tele2, Cl B	6,035	$71,697
Telia	7,040	33,028
		104,725
TOTAL SWEDEN		1,201,173
SWITZERLAND— 10.8%
Basic Materials — 0.6%
Clariant	2,062	48,085
EMS-Chemie Holding	77	53,709
Givaudan	14	27,932
		129,726
Consumer Goods — 1.2%
Aryzta	1,242	40,007
Barry Callebaut *	36	51,452
Chocoladefabriken Lindt & Spruengli	3	17,117
Cie Financiere Richemont	435	37,037
Coca-Cola HBC	521	15,743
Nestle	239	20,238
Swatch Group	114	45,359
		226,953
Consumer Services — 0.3%
Dufry *	333	53,185
Financials — 4.1%
Baloise Holding	429	69,095
Cembra Money Bank	275	24,725
Credit Suisse Group	2,843	43,845
GAM Holding	2,154	34,045
Helvetia Holding	100	56,019
Julius Baer Group	955	54,142
Pargesa Holding	635	50,808
Partners Group Holding	91	59,230
PSP Swiss Property	985	89,838
Swiss Life Holding	193	70,612
Swiss Prime Site	1,174	106,163
Swiss Re	500	48,324
UBS Group	1,662	28,973
Zurich Insurance Group	212	64,774
		800,593
Health Care — 1.0%
Lonza Group	106	25,268
Novartis	309	26,388
Roche Holding	81	20,560

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sonova Holding	265	$43,093
Straumann Holding	122	69,102
Vifor Pharma	136	14,561
		198,972
Industrials — 2.7%
ABB	800	18,822
Adecco Group	220	16,827
DKSH Holding	523	41,277
Flughafen Zuerich	404	103,298
Geberit	88	42,429
Georg Fischer	31	35,342
Kaba Holding	55	49,137
Kuehne + Nagel International	180	31,416
LafargeHolcim	423	25,362
OC Oerlikon	3,392	49,746
Schindler Holding	117	25,295
SGS	4	8,864
Sika	7	48,355
Wolseley	217	12,951
		509,121
Technology — 0.7%
Logitech International	797	29,035
STMicroelectronics	3,457	58,814
Temenos Group	340	32,948
		120,797
Telecommunications — 0.2%
Sunrise Communications Group (A)	260	20,534
Swisscom	32	15,677
		36,211
TOTAL SWITZERLAND		2,075,558
UNITED KINGDOM— 23.7%
Basic Materials — 2.1%
Anglo American	2,551	42,123
Antofagasta	4,182	52,155
BHP Billiton	2,246	40,803
Centamin	19,942	43,643
Croda International	506	24,689
Glencore	8,001	35,247
Polymetal International	1,852	22,536
Randgold Resources	691	64,315
Rio Tinto	948	43,993
Victrex	928	24,114
		393,618

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 1.9%
Barratt Developments	3,495	$28,360
Bellway	1,154	48,532
Berkeley Group Holdings	1,085	50,008
British American Tobacco	241	14,976
Britvic	1,791	16,859
Burberry Group	426	9,609
Diageo	642	20,724
Kerry Group, Cl A	111	9,926
Persimmon	1,052	34,728
Reckitt Benckiser Group	118	11,464
Tate & Lyle	5,218	46,229
Taylor Wimpey	8,936	22,431
Unilever	428	24,384
		338,230
Consumer Services — 5.2%
ASOS *	377	28,718
Booker Group	5,885	14,935
Carnival	1,647	111,172
Compass Group	1,079	23,002
Daily Mail & General Trust, Cl A	1,853	15,549
Dixons Carphone	7,195	25,516
Domino's Pizza Group	3,876	13,613
easyJet	1,052	17,142
Firstgroup *	27,961	42,576
Greene King	3,769	34,037
GVC Holdings	5,596	56,696
Inchcape	3,709	39,265
Informa	3,214	29,470
InterContinental Hotels Group	165	9,334
J Sainsbury	6,286	20,287
Just Eat *	1,543	12,623
Kingfisher	13,346	51,800
Ladbrokes Coral Group	12,690	21,163
Marks & Spencer Group	7,758	32,954
Merlin Entertainments (A)	2,357	14,583
MoneySuperMarket.com	2,782	12,180
National Express Group	7,886	37,854
Pearson	5,532	47,952
Playtech	1,604	20,311
RELX	1,178	25,655
Saga	15,751	43,337
SSP Group	4,323	29,038

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Tesco *	13,894	$31,909
UBM	3,115	29,773
WH Smith	1,001	23,226
Whitbread	220	11,161
William Hill	10,902	36,004
WM Morrison Supermarkets	12,655	40,108
		1,002,943
Financials — 5.7%
3i Group	2,247	27,728
Aberdeen Asset Management	5,255	22,821
Admiral Group	1,275	34,761
Aviva	2,097	14,901
Bank of Ireland Group *	3,249	27,007
Barclays	5,381	14,401
Beazley	11,463	77,451
Capital & Counties Properties	4,790	18,162
Close Brothers Group	2,940	59,690
CYBG *	2,934	10,335
Direct Line Insurance Group	13,512	66,730
Great Portland Estates	3,740	29,683
Hiscox	6,638	113,590
HSBC Holdings	7,269	72,544
IG Group Holdings	3,682	30,897
Intermediate Capital Group	3,278	39,218
Investec	3,178	24,133
Jardine Lloyd Thompson Group	2,398	37,526
Legal & General Group	4,867	17,222
Lloyds Banking Group	24,467	21,154
Man Group	18,552	39,133
Metro Bank *	170	8,118
NEX Group	2,894	25,467
Old Mutual	4,881	12,645
Phoenix Group Holdings	4,804	48,292
Provident Financial	693	18,839
Royal Bank of Scotland Group *	11,904	39,015
RSA Insurance Group	6,350	54,624
Standard Chartered *	2,490	27,795
Standard Life	3,275	18,842
Unite Group	3,659	32,368
		1,085,092
Health Care — 0.8%
AstraZeneca	147	8,855
BTG *	2,646	22,988

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GlaxoSmithKline	556	$11,101
Hikma Pharmaceuticals	522	9,717
Indivior *	5,884	29,788
Mediclinic International	1,019	9,941
NMC Health	320	9,547
Shire	550	30,897
Smith & Nephew	470	8,179
UDG Healthcare	2,409	26,900
		167,913
Industrials — 4.9%
Aggreko	2,220	24,833
Ashtead Group	740	15,892
Babcock International Group	1,860	20,708
BAE Systems	4,448	35,272
Balfour Beatty	10,505	36,562
BBA Aviation	20,128	79,528
Berendsen	960	16,137
Cobham	10,686	18,695
DCC	150	13,180
DS Smith	4,105	26,129
Electrocomponents	3,122	25,519
Experian	886	17,603
G4S	5,179	22,450
Halma	1,510	21,878
Hays	5,889	12,950
HomeServe	2,103	20,101
Howden Joinery Group	1,618	9,064
IMI	996	15,796
Intertek Group	351	19,903
Kingspan Group	470	15,582
Meggitt	8,800	58,355
Melrose Industries	17,518	53,673
QinetiQ Group	8,820	28,047
Rentokil Initial	13,106	50,211
Rolls-Royce Holdings	1,931	22,606
Rotork	3,357	10,246
Royal Mail	7,945	42,222
RPC Group	707	8,351
Smiths Group	775	15,684
Spectris	1,426	46,247
Spirax-Sarco Engineering	323	23,676
Travis Perkins	790	15,810
Weir Group	2,921	70,625
		913,535

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.8%
Amec Foster Wheeler	3,903	$22,836
BP	9,139	53,712
John Wood Group	6,590	53,040
Royal Dutch Shell, Cl A	1,769	49,745
		179,333
Real Estate Investment Trusts — 0.9%
British Land	1,580	12,717
Derwent London	546	20,501
Hammerson	2,879	21,805
Intu Properties	7,523	25,321
Land Securities Group	1,492	20,083
Segro	5,544	38,518
Shaftesbury	3,302	42,792
		181,737
Technology — 0.4%
Dialog Semiconductor *	1,222	53,171
Micro Focus International	505	14,867
		68,038
Telecommunications — 0.4%
BT Group, Cl A	4,430	18,310
Inmarsat	801	8,189
Vodafone Group	17,873	52,310
		78,809
Utilities — 0.6%
National Grid	5,391	66,581
Pennon Group	2,393	25,397
Severn Trent	260	7,678
SSE	602	10,944
United Utilities Group	713	8,436
		119,036
TOTAL UNITED KINGDOM		4,528,284
TOTAL COMMON STOCK
(Cost $16,479,593)		18,961,119

PREFERRED STOCK — 0.7%
GERMANY— 0.7%
Basic Materials — 0.2%
FUCHS PETROLUB(B)	584	34,564
Consumer Goods — 0.3%
Henkel & KGaA(B)	174	24,566
Porsche Automobil Holding(B)	360	20,536

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Europe ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Goods — continued
Volkswagen(B)	139	$21,322
		66,424
Industrials — 0.2%
Sartorius(B)	323	30,446
TOTAL PREFERRED STOCK
(Cost $112,688)		131,434
TOTAL INVESTMENTS — 99.7%
(Cost $16,592,281)†		$19,092,553

Percentages are based on Net Assets of $19,145,936.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $299,839 and represents 1.6% of Net Assets.

(B)	Rate not available.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $16,592,281, and the unrealized appreciation and depreciation were $2,744,287 and $(244,015), respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Basic Materials — 11.0%
Air Water	4,162	$80,720
Asahi Kasei *	23,106	264,425
Daicel	7,613	99,146
DIC	1,440	54,540
JFE Holdings	5,199	100,338
JSR	5,142	90,652
Kaneka	11,949	95,813
Kansai Paint	1,584	36,283
Kobe Steel	6,338	79,272
Kuraray	9,294	180,842
Mitsubishi Chemical Holdings *	9,572	80,478
Mitsubishi Gas Chemical	2,770	64,101
Mitsui Chemicals	20,351	116,034
Nippon Steel & Sumitomo Metal	2,572	63,127
Nissan Chemical Industries *	1,480	49,224
Nitto Denko	162	14,453
Oji Holdings	18,819	96,399
Shin-Etsu Chemical	318	29,096
Sumitomo Chemical	10,826	63,489
Sumitomo Metal Mining	7,694	116,181
Teijin	6,920	138,907
Toray Industries	7,740	69,838
Tosoh	13,979	166,364
		2,149,722
Consumer Goods — 18.8%
Aisin Seiki *	2,989	155,543
Ajinomoto	691	13,877
Asahi Group Holdings	945	38,477
Bandai Namco Holdings	398	13,814
Bridgestone	3,554	149,789
Calbee	1,062	43,972
Casio Computer	2,309	37,782
Coca-Cola West	1,190	35,863
Denso	2,380	114,288
Ezaki Glico	415	21,784
Honda Motor	2,822	79,377
Japan Tobacco	347	12,040
JTEKT	7,415	105,694
Kewpie	564	14,159
Kirin Holdings	2,359	51,890
Konami Holdings	1,975	102,776
Kose	98	10,891

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Lion	2,947	$62,944
Makita	1,148	44,831
Mazda Motor	2,526	38,052
Mitsubishi Motors	27,963	201,950
Nexon *	1,191	24,737
NGK Spark Plug	6,152	124,493
NH Foods	9,391	277,492
Nichirei	4,810	134,947
Nikon *	10,970	193,101
Nintendo *	54	18,317
Nissan Motor *	7,794	77,309
Nisshin Seifun Group	7,440	122,008
Nissin Foods Holdings	1,132	70,997
NSK	6,009	77,658
Panasonic *	1,085	14,935
Pigeon	420	15,546
Rinnai	569	53,040
Sega Sammy Holdings	5,360	72,133
Sekisui Chemical	6,569	120,804
Sekisui House	3,135	54,234
Sharp *	7,000	24,580
Sony	480	19,722
Stanley Electric	4,850	160,212
Sumitomo Electric Industries	3,331	53,886
Sumitomo Rubber Industries	6,249	108,359
Suntory Beverage & Food	659	32,266
Suzuki Motor	305	14,436
Toyo Suisan Kaisha	957	34,731
Toyota Industries	1,377	73,900
Toyota Motor *	1,556	87,788
Unicharm	430	11,011
Yakult Honsha	500	34,029
Yamaha	1,185	41,825
Yamaha Motor	4,032	101,443
Yamazaki Baking	2,343	46,947
		3,646,679
Consumer Services — 11.0%
Aeon	9,518	143,207
ANA Holdings	36,111	123,698
Central Japan Railway	314	50,441
Dai Nippon Printing	6,644	73,178
Dentsu	834	38,947
Don Quijote Holdings	320	11,628

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
FamilyMart UNY Holdings	1,722	$96,312
Fast Retailing	87	26,078
Hakuhodo DY Holdings	1,534	21,505
Hankyu Hanshin Holdings	2,590	92,236
Isetan Mitsukoshi Holdings	7,620	74,204
J Front Retailing	5,722	81,768
Japan Airlines	2,441	78,822
Keihan Holdings	3,896	25,175
Keikyu	5,923	68,667
Keisei Electric Railway	934	25,528
Kintetsu Group Holdings	3,852	14,746
Lawson	445	30,245
M3 *	398	10,716
Marui Group	5,291	71,923
Nagoya Railroad	28,320	129,689
Nankai Electric Railway	8,306	40,818
Nitori Holdings	414	58,300
Oriental Land	329	23,802
Park24	1,932	48,783
Seibu Holdings	2,679	46,697
Shimamura	201	24,958
Start Today	1,838	51,816
THK *	950	29,017
Tobu Railway	16,843	89,020
Toho	1,340	48,205
Tsuruha Holdings	388	40,663
USS	1,668	33,618
West Japan Railway	1,418	101,613
Yamada Denki	33,838	180,375
		2,106,398
Financials — 10.2%
Aozora Bank	27,944	107,229
Bank of Kyoto	7,421	71,057
Chiba Bank	12,733	91,267
Concordia Financial Group	7,600	38,297
Credit Saison	3,167	60,878
Dai-ichi Life Holdings	4,620	79,903
Daito Trust Construction	156	26,316
Daiwa Securities Group	6,404	36,867
Fukuoka Financial Group	20,364	93,808
Hachijuni Bank	8,860	56,209
Hiroshima Bank	11,940	51,004
Japan Hotel, Cl A	70	50,491

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Japan Post Bank	3,600	$46,199
Japan Post Holdings	2,840	35,752
Kyushu Financial Group	6,160	38,634
Mitsubishi UFJ Financial Group	7,766	49,199
Mitsubishi UFJ Lease & Finance	12,422	66,103
Mitsui Fudosan	1,648	37,801
Mizuho Financial Group	52,822	93,889
MS&AD Insurance Group Holdings	1,427	50,005
Nomura Holdings *	8,155	48,474
Nomura Real Estate Master Fund	24	33,949
ORIX	2,661	42,181
Resona Holdings	20,717	106,571
Shinsei Bank	67,867	111,785
Shizuoka Bank	7,430	66,234
Sompo Holdings	1,291	50,614
Sumitomo Mitsui Financial Group	1,341	50,912
Sumitomo Mitsui Trust Holdings	1,415	51,916
Suruga Bank	1,288	31,030
T&D Holdings	3,705	54,723
Tokio Marine Holdings	1,160	48,764
Tokyo Tatemono	3,801	51,669
Tokyu Fudosan Holdings	8,521	51,051
		1,980,781
Health Care — 6.7%
Alfresa Holdings	3,905	71,813
Astellas Pharma	1,110	14,144
Daiichi Sankyo	5,349	116,570
Hisamitsu Pharmaceutical	512	24,003
Kobayashi Pharmaceutical	815	50,599
Kyowa Hakko Kirin	8,077	146,343
Medipal Holdings	3,682	67,345
Miraca Holdings	893	40,732
Mitsubishi Tanabe Pharma	10,793	256,797
Nippon Shinyaku	596	37,596
Otsuka Holdings	3,224	141,804
Sumitomo Dainippon Pharma	8,208	114,991
Suzuken	3,165	105,553
Taisho Pharmaceutical	1,088	81,431
Takeda Pharmaceutical	663	34,994
Terumo	327	12,356
		1,317,071

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 24.0%
Alps Electric	1,233	$33,588
Amada Holdings	9,607	109,638
Asahi Glass	2,086	87,786
Disco	320	56,676
FANUC *	184	37,576
Fuji Electric *	26,346	144,969
Hamamatsu Photonics	1,209	38,405
Haseko	1,585	19,824
Hino Motors	7,993	94,112
Hirose Electric	271	36,887
Hitachi *	13,279	91,287
Hoshizaki	607	58,670
Hoya *	457	25,750
IHI	12,243	40,332
Isuzu Motors	3,741	51,327
ITOCHU	3,645	57,086
JGC	6,127	98,092
Kajima	26,881	234,034
Kawasaki Heavy Industries *	18,050	57,501
Keyence	63	29,090
Komatsu	7,142	191,614
Kurita Water Industries	5,178	147,146
Kyocera *	2,885	175,249
LIXIL Group	10,760	276,462
Mabuchi Motor	535	28,180
Marubeni	16,353	108,231
Minebea	3,564	58,801
MISUMI Group	1,243	30,778
Mitsubishi	2,797	60,663
Mitsubishi Electric *	3,619	56,023
Mitsubishi Heavy Industries	8,870	35,265
Mitsubishi Materials	2,589	86,929
Mitsui	8,233	119,589
Mitsui OSK Lines	25,538	79,506
Murata Manufacturing	87	13,527
Nabtesco	1,369	44,417
Nidec	151	16,618
Nippon Express	18,890	120,525
Nippon Yusen *	37,377	71,375
Obayashi	17,294	207,850
Omron *	540	26,928
Recruit Holdings	1,710	29,543
Secom	183	13,708
Shimadzu	986	19,382

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shimizu	17,708	$186,864
SMC	78	24,785
Sohgo Security Services	331	14,004
Sojitz	31,603	79,512
Sumitomo	6,149	83,001
Sumitomo Heavy Industries	16,475	120,176
Taiheiyo Cement	51,171	192,189
Taisei	5,751	54,962
TDK	1,730	124,472
Temp Holdings	1,586	29,999
Toppan Printing	10,023	105,768
Toyo Seikan Group Holdings	4,099	67,108
Toyota Tsusho	1,966	63,164
Yamato Holdings	1,090	21,850
Yaskawa Electric	1,364	36,552
Yokogawa Electric	3,140	52,828
		4,678,173
Oil & Gas — 2.0%
Idemitsu Kosan	2,190	53,058
Inpex	15,538	150,887
JX Holdings	41,141	182,518
		386,463
Real Estate Investment Trusts — 2.7%
Activia Properties	12	53,812
Advance Residence Investment	26	63,391
Daiwa House, Cl A	5	12,363
GLP	54	58,645
Japan Prime Realty Investment	12	45,016
Japan Real Estate Investment	5	26,200
Japan Retail Fund Investment	37	70,520
Nippon Building Fund	3	16,155
Nippon Prologis	33	69,438
Orix	40	60,600
United Urban Investment	33	49,099
		525,239
Technology — 7.1%
Brother Industries	1,329	33,918
Canon	4,903	170,259
Dena *	780	17,118
FUJIFILM Holdings	2,191	80,367
Fujitsu	4,329	32,271
Konica Minolta	13,100	108,361
NEC	64,336	174,676

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Nomura Research Institute	805	$30,089
NTT Data	1,655	18,019
Obic	547	34,109
Otsuka	1,446	94,615
Ricoh	11,536	108,266
Rohm	2,006	155,222
Seiko Epson	7,398	194,901
Square Enix Holdings	726	23,752
Tokyo Electron	89	12,545
Trend Micro *	1,264	63,146
Yahoo Japan	3,800	17,196
		1,368,830
Telecommunications — 0.8%
Nippon Telegraph & Telephone	2,832	138,146
NTT DOCOMO	695	16,121
		154,267
Utilities — 5.6%
Chubu Electric Power	6,995	91,730
Chugoku Electric Power *	9,382	102,655
Electric Power Development	6,002	151,714
Kansai Electric Power	11,930	159,903
Kyushu Electric Power *	10,472	123,774
Osaka Gas	23,891	95,460
Toho Gas	13,229	89,434
Tohoku Electric Power	6,125	83,259
Tokyo Electric Power Holdings *	12,897	54,625
Tokyo Gas	23,497	124,423
		1,076,977
TOTAL COMMON STOCK		19,390,600
TOTAL INVESTMENTS — 99.9%
(Cost $17,298,315)†		$19,390,600

Percentages are based on Net Assets of $19,411,109.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $17,298,315, and the unrealized appreciation and depreciation were $2,220,860 and $(128,575), respectively.

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 37.3%
Basic Materials — 7.1%
Alumina	24,334	$36,911
BHP Billiton	848	17,501
BlueScope Steel	4,993	52,538
Fortescue Metals Group	7,521	34,465
Iluka Resources	2,450	17,643
Incitec Pivot	7,589	19,388
Newcrest Mining	1,489	24,013
Northern Star Resources	4,270	14,999
Orica	1,295	20,563
Rio Tinto	180	9,454
South32	8,415	19,550
		267,025
Consumer Goods — 1.0%
Coca-Cola Amatil	2,264	14,894
Treasury Wine Estates	2,247	21,849
		36,743
Consumer Services — 4.1%
Aristocrat Leisure	706	11,414
Crown Resorts	1,490	15,131
Domino's Pizza Enterprises	333	14,173
Qantas Airways	4,170	17,711
Star Entertainment Group	8,276	33,300
TABCORP Holdings	3,492	11,653
Tatts Group	5,967	19,055
Wesfarmers	570	18,535
Woolworths	490	10,445
		151,417
Financials — 5.0%
ASX	402	16,785
Australia & New Zealand Banking Group	692	16,369
Bank of Queensland	1,722	16,566
Bendigo and Adelaide Bank	2,792	24,786
Challenger	1,465	15,029
Macquarie Group	273	18,707
Magellan Financial Group	574	12,102
National Australia Bank	664	15,877
QBE Insurance Group	1,068	10,104
REA Group	480	26,449
Suncorp Group	937	10,690
		183,464
Health Care — 3.1%
Ansell	1,764	30,940

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cochlear	318	$36,266
CSL	146	14,686
Healthscope	10,375	17,229
Sonic Healthcare	829	14,752
		113,873
Industrials — 6.3%
ALS	3,416	20,236
Amcor	761	9,320
Aurizon Holdings	9,416	37,737
Boral	4,748	26,231
Brambles	807	5,953
CIMIC Group	319	10,549
Computershare	1,930	21,679
Downer EDI	4,900	24,880
Macquarie Atlas Roads Group	3,476	15,429
Orora	8,024	17,681
Qube Holdings	3,450	7,326
SEEK	568	7,754
Sydney Airport	2,958	15,894
Transurban Group	1,218	11,095
		231,764
Oil & Gas — 0.8%
Santos *	5,122	13,862
Woodside Petroleum	713	16,604
		30,466
Real Estate Investment Trusts — 6.2%
Dexus Property Group	3,921	29,363
Goodman Group	6,308	40,086
GPT Group	5,819	22,252
Lend Lease Group	1,339	18,013
Mirvac Group	18,394	31,866
Scentre Group	7,120	23,476
Stockland	9,002	30,184
Vicinity Centres	6,643	14,585
Westfield	2,813	17,247
		227,072
Telecommunications — 0.2%
Telstra	2,352	7,699
Utilities — 3.5%
AGL Energy	2,006	38,596
AusNet Services	34,198	44,639
Origin Energy *	2,386	13,182

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Spark Infrastructure Group	16,450	$32,832
		129,249
TOTAL AUSTRALIA		1,378,772
HONG KONG— 30.8%
Consumer Goods — 5.5%
Li & Fung	49,109	17,983
Samsonite International	6,100	25,579
Shenzhou International Group Holdings	7,434	49,734
Techtronic Industries	5,474	24,356
WH Group (A)	17,500	16,424
Yue Yuen Industrial Holdings	18,248	75,350
		209,426
Consumer Services — 3.6%
Galaxy Entertainment Group *	1,600	9,905
MTR *	15,868	91,732
Sands China	2,900	13,460
Wynn Macau	7,733	16,773
		131,870
Financials — 3.8%
AIA Group	2,647	20,860
Bank of East Asia	1,918	8,215
Cheung Kong Property Holdings	1,132	9,167
Hang Seng Bank	430	9,359
Hopewell Holdings	13,299	50,998
Sun Hung Kai Properties	1,647	25,516
Wharf Holdings	1,938	16,489
		140,604
Health Care — 0.6%
CSPC Pharmaceutical Group	14,400	22,457
Industrials — 3.3%
CK Hutchison Holdings	2,473	32,582
NWS Holdings	32,587	62,420
Swire Pacific, Cl A	2,846	28,387
		123,389
Oil & Gas — 0.0%
Hanergy Thin Film Power Group * (B)	29,000	37
Real Estate Investment Trusts — 7.2%
Hang Lung Group	8,037	30,563
Hang Lung Properties	8,313	20,713
Henderson Land Development	1,421	8,224
Hysan Development	7,855	38,017
Link	7,355	59,799

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
New World Development	12,483	$16,878
Sino Land	12,978	21,436
Swire Properties	12,354	42,707
Wheelock	3,950	29,789
		268,126
Technology — 2.0%
ASM Pacific Technology	2,560	33,171
VTech Holdings	2,713	39,253
		72,424
Telecommunications — 1.0%
PCCW	66,145	37,264
Utilities — 3.8%
CK Infrastructure Holdings	2,933	27,358
CLP Holdings	4,363	46,506
Hong Kong & China Gas	7,248	13,716
Power Assets Holdings	5,104	50,582
		138,162
TOTAL HONG KONG		1,143,759
NEW ZEALAND— 5.2%
Health Care — 1.7%
Fisher & Paykel Healthcare	3,489	28,696
Ryman Healthcare	4,923	32,555
		61,251
Industrials — 1.5%
Auckland International Airport	5,668	29,577
Fletcher Building	4,326	25,915
		55,492
Telecommunications — 0.3%
Spark New Zealand	3,648	10,257
Utilities — 1.7%
Contact Energy	13,568	54,524
Meridian Energy	5,969	12,889
		67,413
TOTAL NEW ZEALAND		194,413
SINGAPORE— 26.0%
Consumer Goods — 0.7%
Wilmar International	10,313	25,380
Consumer Services — 5.3%
ComfortDelGro	12,970	22,075
Dairy Farm International Holdings	3,984	32,111
Genting Singapore	54,205	46,529

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Jardine Cycle & Carriage	470	$13,977
Singapore Airlines	7,912	60,570
Singapore Press Holdings	8,913	19,111
		194,373
Financials — 3.1%
CapitaLand	8,648	23,512
DBS Group Holdings	1,787	28,467
Oversea-Chinese Banking	2,373	19,862
Singapore Exchange	2,800	15,617
United Overseas Bank	1,704	30,120
		117,578
Industrials — 6.4%
Jardine Matheson Holdings	495	31,585
Jardine Strategic Holdings	707	28,846
SATS	15,388	54,763
Singapore Technologies Engineering	9,925	27,569
Venture	9,947	96,524
		239,287
Oil & Gas — 0.4%
Keppel	3,022	14,273
Real Estate Investment Trusts — 9.9%
Ascendas	23,938	47,622
CapitaLand Commercial Trust	35,575	45,085
CapitaLand Mall Trust	37,803	55,986
City Developments	4,777	39,632
Global Logistic Properties	11,118	27,115
Hongkong Land Holdings	5,773	43,413
Mapletree Commercial Trust	27,153	32,111
Suntec	29,511	41,314
UOL Group	5,904	34,323
		366,601
Telecommunications — 0.2%
Singapore Telecommunications	2,615	7,649
TOTAL SINGAPORE		965,141
THAILAND— 0.5%
Consumer Goods — 0.5%
Thai Beverage	28,605	20,128
TOTAL COMMON STOCK
(Cost $3,374,580)		3,702,213
TOTAL INVESTMENTS — 99.8%
(Cost $3,374,580)†		$3,702,213

Percentages are based on Net Assets of $3,709,498.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Scientific Beta Asia ex-Japan ETF

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $16,424 and represents 0.4% of Net Assets.

(B)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $37 and represented 0.0% of Net Assets.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $3,374,580, and the unrealized appreciation and depreciation were $380,429 and $(52,796), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,702,176	$—	$37	$3,702,213
Total Investments in Securities	$3,702,176	$—	$37	$3,702,213

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — 84.1%
CANADA— 36.9%
Oil & Gas — 4.6%
Canadian Solar *	39,191	$663,896
Utilities — 32.3%
Brookfield Renewable Partners (A)	46,351	1,565,736
Innergex Renewable Energy	60,328	705,768
Northland Power	72,266	1,341,823
TransAlta Renewables	93,388	1,091,786
		4,705,113
TOTAL CANADA		5,369,009
GUERNSEY— 4.5%
Financials — 4.5%
Renewables Infrastructure Group	447,931	647,815
SPAIN— 4.3%
Utilities — 4.3%
Saeta Yield	55,106	630,206
UNITED STATES— 38.4%
Financials — 9.9%
NRG Yield, Cl A	78,924	1,438,784
Oil & Gas — 6.9%
8Point3 Energy Partners, Cl A	19,203	283,244
Pattern Energy Group, Cl A	28,589	717,584
		1,000,828
Real Estate Investment Trusts — 4.6%
Hannon Armstrong Sustainable Infrastructure Capital	28,578	664,439
Utilities — 17.0%
Atlantica Yield	45,551	984,357
NextEra Energy Partners	18,511	763,023
TerraForm Power, Cl A *	53,904	722,314
		2,469,694
TOTAL UNITED STATES		5,573,745
TOTAL COMMON STOCK
(Cost $10,612,301)		12,220,775

EXCHANGE TRADED FUNDS — 15.4%

Bluefield Solar Income Fund	249,592	375,941
Foresight Solar Fund	279,442	417,218
Greencoat UK Wind	401,880	654,329
John Laing Environmental Assets Group	229,098	326,196

Schedule of Investments (Unaudited)	July 31, 2017

Global X YieldCo Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — continued
NextEnergy Solar Fund	308,317	$460,329

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,158,477)		2,234,013

PREFERRED STOCK — 0.3%
CANADA— 0.3%
Utiltites — 0.3%
Brookfield Renewable Partners, 5.750% (B)
TOTAL PREFERRED STOCK
(Cost $43,503)	2,197	45,836
TOTAL INVESTMENTS — 99.8%
(Cost $12,814,281)†		$14,500,624

Percentages are based on Net Assets of $14,535,526.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to 1,565,736 or 10.77% of net assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $12,814,281, and the unrealized appreciation and depreciation were $1,686,343 and $(0), respectively.

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Basic Materials — 2.2%
Air Products & Chemicals	1,059	$150,537
Albemarle	555	64,269
Arconic	3,384	83,889
Avery Dennison	420	39,031
CF Industries Holdings	1,142	33,518
Dow Chemical	5,498	353,191
Eastman Chemical	702	58,378
Ecolab	1,308	172,224
EI du Pont de Nemours	4,284	352,188
FMC	645	49,265
Freeport-McMoRan Copper & Gold *	6,867	100,395
International Flavors & Fragrances	399	53,139
International Paper	2,032	111,719
LyondellBasell Industries, Cl A	1,653	148,919
Mosaic	1,748	42,197
Newmont Mining	2,614	97,162
Nucor	1,565	90,254
PPG Industries	1,251	131,668
Praxair	1,400	182,224
		2,314,167
Consumer Goods — 9.6%
Activision Blizzard	3,482	215,118
Altria Group	9,426	612,407
Archer-Daniels-Midland	2,870	121,057
BorgWarner	998	46,647
Brown-Forman, Cl B	928	45,843
Campbell Soup	973	51,404
Clorox	630	84,099
Coach	1,369	64,535
Coca-Cola	18,881	865,504
Colgate-Palmolive	4,397	317,463
ConAgra Foods	2,083	71,322
Constellation Brands, Cl A	881	170,341
Coty, Cl A	2,169	44,421
Delphi Automotive	1,330	120,258
DR Horton	1,666	59,460
Dr Pepper Snapple Group	910	82,956
Electronic Arts *	1,550	180,947
Estee Lauder, Cl A	1,118	110,671
Ford Motor	19,317	216,737
General Mills	2,936	163,418
General Motors	6,845	246,283

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Genuine Parts	716	$60,810
Goodyear Tire & Rubber	1,260	39,703
Hanesbrands	1,857	42,562
Harley-Davidson	885	43,073
Hasbro	560	59,293
Hershey	700	73,717
Hormel Foods	1,330	45,446
JM Smucker	560	68,264
Kellogg	1,258	85,544
Kimberly-Clark	1,766	217,501
Kraft Heinz	2,938	256,957
Leggett & Platt	636	30,642
Lennar, Cl A	939	49,241
LKQ *	1,509	52,151
Mattel	1,685	33,734
McCormick	560	53,368
Michael Kors Holdings *	836	30,464
Mohawk Industries *	322	80,175
Molson Coors Brewing, Cl B	910	80,972
Mondelez International, Cl A	7,473	328,961
Monsanto	2,169	253,383
Monster Beverage *	2,014	106,239
NIKE, Cl B	6,549	386,719
PepsiCo	7,014	817,902
Philip Morris International	7,626	890,031
Procter & Gamble	12,559	1,140,607
PulteGroup	1,517	37,045
PVH	420	50,102
Ralph Lauren, Cl A	280	21,182
Snap-On	437	67,385
Stanley Black & Decker	1,162	163,482
Tyson Foods, Cl A	1,472	93,266
Under Armour, Cl A *	908	18,178
Under Armour, Cl C *	913	16,534
VF	1,612	100,250
Whirlpool	379	67,417
		9,853,191
Consumer Services — 14.3%
Advance Auto Parts	350	39,204
Alaska Air Group	964	82,162
Amazon.com *	1,955	1,931,109
American Airlines Group	3,497	176,389
AmerisourceBergen, Cl A	1,617	151,707

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
AutoNation *	350	$14,833
AutoZone *	140	75,575
Best Buy	1,346	78,526
Cardinal Health	3,084	238,270
CarMax *	910	60,288
Carnival	2,109	140,839
CBS, Cl B	1,927	126,854
Charter Communications, Cl A *	1,066	417,776
Chipotle Mexican Grill, Cl A *	140	48,128
Comcast, Cl A	23,316	943,131
Costco Wholesale	2,204	349,356
CVS Health	5,018	401,089
Darden Restaurants	612	51,335
Delta Air Lines	5,409	266,988
Discovery Communications, Cl A *	752	18,499
Discovery Communications, Cl C *	1,128	26,091
DISH Network, Cl A *	1,132	72,482
Dollar General	1,263	94,927
Dollar Tree *	1,159	83,541
eBay *	4,968	177,507
Expedia	629	98,420
Foot Locker	662	31,240
Gap	1,080	25,736
H&R Block	1,071	32,666
Hilton Worldwide Holdings	1,004	62,780
Home Depot	5,890	881,143
Interpublic Group	1,964	42,442
Kohl's	888	36,719
Kroger	4,671	114,533
L Brands	1,187	55,065
Lowe's	4,240	328,176
Macy's	1,522	36,148
Marriott International, Cl A	1,578	164,412
McDonald's	4,029	625,058
McKesson	2,060	333,452
Netflix *	2,146	389,842
News	548	8,056
News, Cl A	1,876	26,846
Nielsen Holdings	2,580	110,966
Nordstrom	578	28,073
Omnicom Group	1,173	92,362
O'Reilly Automotive *	473	96,634
priceline.com *	243	492,926
Robert Half International	1,011	45,748

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Ross Stores	1,960	$108,427
Royal Caribbean Cruises	840	94,979
Scripps Networks Interactive, Cl A	490	42,831
Signet Jewelers	352	21,528
Southwest Airlines	4,561	253,181
Staples	3,194	32,419
Starbucks	7,157	386,335
Sysco	2,534	133,339
Target	2,776	157,315
Tiffany	560	53,486
Time Warner	3,833	392,576
TJX	3,223	226,609
Tractor Supply	630	35,356
TripAdvisor *	560	21,851
Twenty-First Century Fox, Cl A	5,260	153,066
Twenty-First Century Fox, Cl B	2,381	68,311
Ulta Salon Cosmetics & Fragrance *	282	70,841
United Continental Holdings *	2,069	140,030
Viacom, Cl B	1,697	59,259
Walgreens Boots Alliance	4,206	339,298
Wal-Mart Stores	7,251	580,007
Walt Disney	7,166	787,758
Whole Foods Market	1,579	65,939
Wyndham Worldwide	561	58,552
Wynn Resorts	420	54,323
Yum! Brands	1,719	129,750
		14,693,415
Financials — 16.3%
Affiliated Managers Group	280	52,032
Aflac	2,026	161,574
Allstate	1,820	165,620
American Express	3,672	312,965
American International Group	4,285	280,453
Ameriprise Financial	773	111,992
Aon	1,314	181,555
Arthur J Gallagher	864	50,795
Assurant	280	29,476
Bank of America	48,533	1,170,615
Bank of New York Mellon	5,085	269,658
BB&T	3,990	188,807
Berkshire Hathaway, Cl B *	9,264	1,620,921
BlackRock, Cl A	608	259,330
Capital One Financial	2,380	205,108

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CBOE Holdings	456	$43,106
Charles Schwab	6,032	258,773
Chubb	2,284	334,515
Cincinnati Financial	739	56,282
Citigroup	13,426	919,010
Citizens Financial Group	2,551	89,489
CME Group, Cl A	1,665	204,163
Comerica	842	60,885
Discover Financial Services	1,940	118,224
E*TRADE Financial *	1,336	54,776
Equifax	916	133,223
Everest Re Group	199	52,216
Fifth Third Bancorp	3,744	99,965
Franklin Resources	1,756	78,634
Goldman Sachs Group	1,791	403,565
Hartford Financial Services Group	1,886	103,730
Huntington Bancshares	5,355	70,954
IHS Markit *	2,319	108,181
Intercontinental Exchange	2,908	193,993
Invesco	2,030	70,583
JPMorgan Chase	17,327	1,590,618
KeyCorp	5,339	96,316
Leucadia National	1,610	41,908
Lincoln National	1,138	83,142
Loews	1,344	65,426
M&T Bank	770	125,626
Marsh & McLennan	2,536	197,732
Mastercard, Cl A	4,619	590,308
MetLife	5,284	290,620
Moody's	840	110,569
Morgan Stanley	7,114	333,647
Nasdaq	560	41,647
Navient	1,532	22,597
Northern Trust	1,050	91,886
People's United Financial	1,556	27,137
PNC Financial Services Group	2,397	308,734
Principal Financial Group	1,330	88,778
Progressive	2,857	134,650
Prudential Financial	2,118	239,821
Raymond James Financial	631	52,493
Regency Cernters Corp	719	47,612
Regions Financial	6,132	89,527
S&P Global	1,275	195,827
State Street	1,728	161,101

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials— continued
SunTrust Banks	2,450	$140,361
Synchrony Financial	3,876	117,520
T Rowe Price Group	1,197	99,016
Torchmark	560	44,223
Travelers	1,400	179,326
Unum Group	1,128	56,547
US Bancorp	7,879	415,854
Visa, Cl A	9,093	905,299
Wells Fargo	21,934	1,183,119
Western Union	2,406	47,519
Willis Towers Watson	632	94,092
XL Group	1,348	59,851
Zions Bancorporation	984	44,595
		16,930,212
Health Care — 13.1%
AbbVie	16,212	1,133,380
Aetna	3,378	521,259
Alexion Pharmaceuticals *	2,215	304,208
Align Technology *	767	128,265
Anthem	2,698	502,395
Baxter International	4,740	286,675
Biogen Idec *	2,175	629,858
Boston Scientific *	13,941	371,109
Celgene *	7,954	1,077,051
Centene *	1,649	130,964
Cigna	2,616	454,033
CR Bard	700	224,420
DaVita Healthcare Partners *	1,529	99,049
DENTSPLY SIRONA	2,240	138,947
Edwards Lifesciences *	2,106	242,569
Eli Lilly	9,890	817,508
Express Scripts Holding *	5,882	368,448
Gilead Sciences	13,310	1,012,758
Henry Schein *	770	140,302
Hologic *	2,672	118,129
Humana	1,472	340,326
IDEXX Laboratories *	852	141,824
Illumina *	1,442	250,692
Incyte *	1,646	219,395
Intuitive Surgical *	362	339,650
Laboratory Corp of America Holdings *	980	155,732
Medtronic	13,944	1,170,879
Patterson	802	33,459

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	1,330	$144,052
Regeneron Pharmaceuticals *	753	370,190
Stryker	3,159	464,689
Varian Medical Systems *	910	88,379
Vertex Pharmaceuticals *	2,456	372,870
Waters *	770	133,549
Zimmer Biomet Holdings	1,986	240,942
Zoetis, Cl A	4,858	303,722
		13,471,677
Industrials — 11.0%
3M	4,395	884,142
Accenture, Cl A	3,064	394,705
Acuity Brands	350	70,928
Advanced Micro Devices *	3,853	52,439
Allegion	759	61,661
Alliance Data Systems	280	67,600
AMETEK	1,771	109,058
Amphenol, Cl A	1,538	117,842
Automatic Data Processing	2,240	266,358
Ball	1,685	70,602
Caterpillar	4,380	499,102
CH Robinson Worldwide	1,084	71,110
Cintas	661	89,136
CSX	6,782	334,624
Cummins	1,135	190,567
Deere	2,162	277,341
Dover	1,191	100,044
Eaton	3,177	248,600
Emerson Electric	4,736	282,313
Expeditors International of Washington	1,387	81,667
Fastenal	2,224	95,543
FedEx	1,748	363,636
Fidelity National Information Services	1,614	147,229
Fiserv *	1,087	139,680
FLIR Systems	700	26,124
Flowserve	1,011	41,582
Fortive	2,305	149,226
Fortune Brands Home & Security	1,183	77,688
Global Payments	769	72,571
Illinois Tool Works	2,285	321,522
Ingersoll-Rand	1,880	165,214
Jacobs Engineering Group	941	49,610
JB Hunt Transport Services	693	62,862

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	6,894	$268,522
Kansas City Southern	829	85,545
Martin Marietta Materials	303	68,608
Masco	2,511	95,744
Mettler-Toledo International *	262	150,147
Norfolk Southern	2,129	239,683
PACCAR	2,580	176,601
Parker-Hannifin	978	162,328
Paychex	1,592	92,097
PayPal Holdings *	5,574	326,358
Pentair	1,274	80,351
Quanta Services *	1,211	40,847
Republic Services, Cl A	1,767	113,477
Rockwell Automation	983	162,224
Roper Technologies	772	179,459
Sealed Air	978	42,553
Sherwin-Williams	404	136,257
Stericycle *	661	50,950
TE Connectivity	1,754	141,004
Total System Services	840	53,306
TransDigm Group *	359	101,288
Union Pacific	5,916	609,111
United Parcel Service, Cl B	5,046	556,524
United Rentals *	640	76,134
United Technologies	5,460	647,392
Verisk Analytics, Cl A *	1,193	104,101
Vulcan Materials	630	77,566
Waste Management	2,986	224,397
Westrock	1,258	72,234
WW Grainger	420	70,031
Xerox	1,058	32,449
Xylem	1,381	78,344
		11,297,958
Oil & Gas — 6.0%
Anadarko Petroleum	2,764	126,232
Apache	1,873	92,676
Baker Hughes a GE	2,120	78,207
Cabot Oil & Gas	2,295	57,077
Chesapeake Energy *	3,394	16,834
Chevron	9,239	1,008,807
Cimarex Energy	474	46,940
Concho Resources *	740	96,392
ConocoPhillips	6,049	274,443

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Devon Energy	2,590	$86,273
EOG Resources	2,858	271,910
EQT	841	53,572
ExxonMobil	20,666	1,654,108
Halliburton	4,256	180,625
Helmerich & Payne	558	28,246
Hess	1,312	58,436
Kinder Morgan	9,470	193,472
Marathon Oil	4,183	51,158
Marathon Petroleum	2,590	145,014
National Oilwell Varco	1,872	61,233
Newfield Exploration *	980	28,155
Noble Energy	2,112	61,058
Occidental Petroleum	3,766	233,228
Phillips 66	2,179	182,491
Pioneer Natural Resources	838	136,678
Range Resources	896	18,915
Schlumberger	6,798	466,342
TechnipFMC *	2,311	65,956
Tesoro	810	80,619
Valero Energy	2,231	153,872
Williams	4,023	127,851
		6,136,820
Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities	441	53,471
American Tower, Cl A	2,095	285,612
Apartment Investment & Management, Cl A	770	35,074
AvalonBay Communities	694	133,491
Boston Properties	770	93,101
CBRE Group, Cl A *	1,456	55,313
Crown Castle International	1,851	186,174
Digital Realty Trust	773	89,158
Equinix	392	176,686
Equity Residential	1,802	122,644
Essex Property Trust	331	86,623
Extra Space Storage	630	50,085
Federal Realty Investment Trust	350	46,421
GGP	2,855	64,552
HCP	2,296	72,668
Host Hotels & Resorts	3,646	68,034
Iron Mountain	1,195	43,534
Kimco Realty	2,067	41,712
Macerich	608	34,893

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Mid-America Apartment Communities	527	$54,560
ProLogis	2,579	156,829
Public Storage	737	151,505
Realty Income	1,353	77,202
Simon Property Group	1,526	241,871
SL Green Realty	490	50,602
UDR	1,313	51,325
Ventas	1,741	117,256
Vornado Realty Trust	840	66,654
Welltower	1,775	130,267
Weyerhaeuser	3,687	121,745
		2,959,062
Technology — 19.1%
Adobe Systems *	2,444	358,022
Akamai Technologies *	844	39,786
Alphabet, Cl A *	1,464	1,384,212
Alphabet, Cl C *	1,468	1,365,974
Analog Devices	1,805	142,613
ANSYS *	419	54,281
Apple	25,685	3,820,130
Applied Materials	5,365	237,723
Autodesk *	978	108,353
Broadcom, Cl A	1,983	489,127
CA	1,524	47,305
Cerner *	2,895	186,351
Cisco Systems	24,623	774,394
Citrix Systems *	770	60,815
Cognizant Technology Solutions, Cl A	2,995	207,613
DXC Technology	1,391	109,027
F5 Networks *	331	39,968
Facebook, Cl A *	11,643	1,970,578
Garmin	560	28,106
Gartner *	443	56,846
Hewlett Packard Enterprise	8,237	144,230
HP	8,479	161,949
Intel	23,190	822,549
International Business Machines	4,225	611,230
Intuit	1,199	164,515
Juniper Networks	1,856	51,875
KLA-Tencor	770	71,325
Lam Research	796	126,930
Microchip Technology	1,184	94,767
Micron Technology *	5,133	144,340

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Microsoft	38,032	$2,764,925
Motorola Solutions	822	74,539
NetApp	1,398	60,701
NVIDIA	2,940	477,779
Oracle	14,792	738,565
Qorvo *	630	43,193
QUALCOMM	7,435	395,468
Red Hat *	910	89,972
salesforce.com *	3,303	299,912
Seagate Technology	1,470	48,451
Skyworks Solutions	910	95,432
Symantec	3,053	94,612
Synopsys *	753	57,657
Texas Instruments	4,923	400,634
VeriSign *	469	47,449
Western Digital	1,493	127,084
Xilinx	1,260	79,708
		19,771,015
Telecommunications — 2.2%
AT&T	29,982	1,169,298
CenturyLink	2,681	62,387
Level 3 Communications *	1,431	83,971
Verizon Communications	19,892	962,773
		2,278,429
Utilities — 3.3%
AES	3,248	36,313
Alliant Energy	1,115	45,191
Ameren	1,190	66,759
American Electric Power	2,433	171,624
American Water Works	893	72,422
CenterPoint Energy	2,119	59,735
CMS Energy	1,398	64,644
Consolidated Edison	1,501	124,373
Dominion Resources	3,090	238,486
DTE Energy	908	97,210
Duke Energy	3,486	296,728
Edison International	1,608	126,517
Entergy	908	69,662
Eversource Energy	1,546	93,981
Exelon	4,552	174,524
FirstEnergy	2,108	67,266
NextEra Energy	2,290	334,546
NiSource	1,608	41,904

Schedule of Investments (Unaudited)	July 31, 2017

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NRG Energy	1,543	$37,988
ONEOK	1,903	107,653
PG&E	2,586	175,046
Pinnacle West Capital	560	48,569
PPL	3,360	128,789
Public Service Enterprise Group	2,518	113,234
SCANA	700	45,059
Sempra Energy	1,254	141,715
Southern	4,935	236,535
WEC Energy Group	1,544	97,226
Xcel Energy	2,518	119,127
		3,432,826
TOTAL COMMON STOCK		103,138,772
TOTAL INVESTMENTS — 100.0%
(Cost $95,001,524)†		$103,138,772

Percentages are based on Net Assets of $103,103,839.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $95,001,524, and the unrealized appreciation and depreciation were $10,084,499 and $(1,947,251), respectively.

Cl — Class

S&P — Standard & Poor's

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1200

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 54.1%
Consumer Goods — 25.5%
ANTA Sports Products	653,696	$2,243,113
BYD, Cl H	445,700	2,779,151
China Resources Beer Holdings	1,006,688	2,544,384
Dongfeng Motor Group, Cl H	1,883,446	2,307,840
Great Wall Motor, Cl H (A)	2,084,797	2,674,682
Guangzhou Automobile Group, Cl H	1,313,817	2,822,718
Hengan International Group	442,549	3,377,134
Li Ning *	1,003,269	791,296
Tingyi Cayman Islands Holding	1,188,725	1,514,416
Tsingtao Brewery, Cl H	225,917	969,024
Want Want China Holdings	3,205,109	2,166,792
		24,190,550
Consumer Services — 28.6%
Air China, Cl H	1,110,928	1,004,226
Alibaba Group Holding ADR *	36,553	5,663,887
China Dongxiang Group	2,088,588	387,759
China Southern Airlines, Cl H	1,148,491	876,424
Ctrip.com International ADR *	83,278	4,974,195
GOME Electrical Appliances Holding	7,083,405	852,532
JD.com ADR *	123,656	5,585,541
New Oriental Education & Technology Group ADR	67,994	5,416,402
Vipshop Holdings ADR *	196,147	2,412,608
		27,173,574
TOTAL CHINA		51,364,124
HONG KONG— 45.8%
Consumer Goods — 31.7%
BAIC Motor, Cl H (A) (B)	554,400	499,021
Brilliance China Automotive Holdings	1,862,700	4,717,477
China Agri-Industries Holdings	1,313,456	588,605
China Foods	466,013	214,803
China Mengniu Dairy *	1,730,652	3,372,602
Geely Automobile Holdings	2,957,800	6,839,545
Health and Happiness H&H International Holdings * (A)	115,300	372,762
Li & Fung	3,731,600	1,366,475
Shenzhou International Group Holdings	370,162	2,476,389
Skyworth Digital Holdings	1,183,487	634,919
Techtronic Industries	889,700	3,958,576
Uni-President China Holdings	819,343	636,788
WH Group (B)	4,754,800	4,462,486
		30,140,448
Consumer Services — 14.1%
Chow Tai Fook Jewellery Group	683,379	709,616

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Consumer ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Consumer Services — continued
Galaxy Entertainment Group *	722,400	$4,472,134
Melco Crown Entertainment ADR	138,648	2,800,690
MTR *	746,900	4,317,783
Sun Art Retail Group	1,374,925	1,121,396
		13,421,619
TOTAL HONG KONG		43,562,067
TOTAL COMMON STOCK
(Cost $84,177,094)		94,926,191

REPURCHASE AGREEMENTS (C) — 1.9%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $1,295,526 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$683,500, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $1,321,398)	$1,295,489	1,295,489
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $486,102 (collateralized by U.S. Treasury Obligations, par value $494,568, 1.875%, 08/31/22 with a total market value of $498,849)	486,088	486,088
TOTAL REPURCHASE AGREEMENTS
(Cost $1,781,577)		1,781,577
TOTAL INVESTMENTS — 101.8%
(Cost $85,958,671)†		$96,707,768

Percentages are based on Net Assets of $95,038,622.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $1,689,898.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $ 4,961,507 and represents 5.2% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $1,781,577.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $85,958,671, and the unrealized appreciation and depreciation were $20,610,421 and $(9,861,324), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$94,926,191	$—	$—	$94,926,191
Repurchase Agreements	—	1,781,577	—	1,781,577
Total Investments in Securities	$94,926,191	$1,781,577	$—	$96,707,768

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Consumer ETF

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 46.4%
Basic Materials — 8.3%
China Coal Energy, Cl H	31,041	$15,341
China Shenhua Energy, Cl H	39,530	98,494
Yanzhou Coal Mining, Cl H	26,425	26,019
		139,854
Energy — 0.4%
Tianneng Power International	9,715	7,712
Oil & Gas — 25.9%
China Longyuan Power Group, Cl H	46,066	33,738
China Oilfield Services, Cl H	26,886	22,927
China Petroleum & Chemical, Cl H	205,497	156,027
Huaneng Renewables, Cl H	58,040	17,687
JA Solar Holdings ADR *	629	3,950
JinkoSolar Holding ADR *	289	7,982
Kunlun Energy	45,525	45,408
PetroChina, Cl H	226,863	146,107
		433,826
Utilities — 11.8%
CGN Power, Cl H (A)	153,860	42,158
Datang International Power Generation, Cl H *	42,012	14,308
ENN Energy Holdings	11,391	77,373
Huadian Fuxin Energy, Cl H	38,460	8,519
Huadian Power International, Cl H	24,101	10,183
Huaneng Power International, Cl H	66,251	46,740
		199,281
TOTAL CHINA		780,673
HONG KONG— 53.2%
Basic Materials — 0.6%
Shougang Fushan Resources Group	43,815	10,154
Consumer Services — 0.2%
NewOcean Energy Holdings *	12,600	3,727
Energy — 2.8%
Beijing Enterprises Holdings	7,163	38,061
Canvest Environmental Protection Group	15,000	8,201
		46,262
Oil & Gas — 15.5%
China Gas Holdings	23,717	57,393
CNOOC	138,385	154,861
GCL-Poly Energy Holdings *	181,021	19,237
Panda Green Energy Group *	76,000	10,120
Shunfeng International Clean Energy *	42,700	2,324
Sinopec Kantons Holdings	12,700	7,675

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Energy ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Xinjiang Goldwind Science & Technology, Cl H	9,178	$10,447
		262,057
Utilities — 34.1%
Beijing Jingneng Clean Energy, Cl H	30,300	8,768
China Power Clean Energy Development	5,920	3,684
China Power International Development	50,874	17,457
China Resources Gas Group	11,970	45,366
China Resources Power Holdings	27,701	52,847
China Suntien Green Energy, Cl H	23,100	4,880
CLP Holdings	15,640	166,710
Concord New Energy Group	74,590	3,199
Hong Kong & China Gas	89,863	170,058
Power Assets Holdings	9,080	89,984
Towngas China *	14,200	10,018
		572,971
TOTAL HONG KONG		895,171
TOTAL COMMON STOCK
(Cost $2,155,530)		1,675,844

U.S. TREASURY OBLIGATION (B) — 11.9%
United States Treasury Bill
0.951%, 08/10/17
(Cost $199,953)	$200,000	199,953
TOTAL U.S. TREASURY OBLIGATION
TOTAL INVESTMENTS — 111.5%
(Cost $2,355,483) †		$1,875,797

Percentages are based on Net Assets of $1,682,806.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $ 42,158 and represents 2.5% of Net Assets.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $2,355,483, and the unrealized appreciation and depreciation were $120,396 and $(600,082), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Energy ETF

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,675,844	$—	$—	$1,675,844
U.S. Treasury Obligation	—	199,953	—	199,953
Total Investments in Securities	$1,675,844	$199,953	$—	$1,875,797

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 52.7%
Financials — 52.7%
Agile Group Holdings	133,212	$158,623
Agricultural Bank of China, Cl H	2,729,288	1,275,507
Bank of China, Cl H	4,241,334	2,090,758
Bank of Communications, Cl H	869,271	644,428
China Citic Bank, Cl H	1,139,922	739,987
China Construction Bank, Cl H	5,310,926	4,420,020
China Galaxy Securities, Cl H	329,700	290,856
China Life Insurance, Cl H	650,440	2,061,214
China Merchants Bank, Cl H	398,634	1,311,741
China Minsheng Banking, Cl H	534,555	537,967
China Pacific Insurance Group, Cl H	267,212	1,180,363
Chongqing Rural Commercial Bank, Cl H	236,867	174,690
CITIC Securities, Cl H	209,996	426,437
Country Garden Holdings	708,197	990,187
Guangzhou R&F Properties	90,393	161,570
Industrial & Commercial Bank of China, Cl H	6,610,737	4,629,966
Longfor Properties	126,438	317,627
PICC Property & Casualty, Cl H	442,242	824,446
Ping An Insurance Group of China, Cl H	357,514	2,652,694
Sino-Ocean Group Holding	267,752	149,815
TOTAL CHINA		25,038,896

HONG KONG— 47.0%
Financials — 47.0%
AIA Group	643,400	5,070,488
BOC Hong Kong Holdings	342,500	1,686,155
Cheung Kong Property Holdings	250,650	2,029,873
China Everbright	79,641	181,509
China Evergrande Group *	335,161	933,369
China Overseas Land & Investment	469,966	1,594,604
China Resources Land	258,308	830,142
China Taiping Insurance Holdings	136,330	410,204
CK Hutchison Holdings	160,450	2,113,955
Haitong Securities, Cl H	280,100	446,860
Hong Kong Exchanges & Clearing	77,230	2,203,139
KWG Property Holding	112,185	83,311
New China Life Insurance, Cl H	87,411	564,635
People’s Insurance Group of China, Cl H	760,800	354,579
Poly Property Group *	188,007	98,696
Shenzhen Investment	278,318	127,931
Shimao Property Holdings	101,504	202,484
Sun Hung Kai Properties	127,550	1,976,089
Sunac China Holdings	166,800	444,222
Wharf Holdings	111,450	948,234

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Financials ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$22,300,479
TOTAL INVESTMENTS — 99.7%
(Cost $43,116,635) †	$47,339,375

Percentages are based on Net Assets of $47,491,886.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $43,116,635, and the unrealized appreciation and depreciation were $4,684,841 and $(462,101), respectively.

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 55.6%
Consumer Goods — 4.8%
BYD, Cl H	29,014	$180,916
Industrials — 50.8%
Anhui Conch Cement, Cl H	48,977	181,230
China Communications Construction, Cl H	122,143	162,958
China COSCO Holdings, Cl H *	121,332	75,346
China Lesso Group Holdings	45,855	32,350
China National Building Material, Cl H	136,237	83,206
China Railway Construction, Cl H	90,801	119,981
China Railway Group, Cl H	183,598	146,217
China Shanshui Cement Group* (A) (B)	243,752	312
China Shipping Container Lines, Cl H *	171,382	40,595
China Shipping Development, Cl H	64,184	36,159
CRRC	180,253	161,094
Dongfang Electric, Cl H *	15,793	16,784
Guangshen Railway, Cl H	67,148	34,562
Haitian International Holdings	29,926	85,830
Harbin Power Equipment, Cl H	29,211	16,157
Hollysys Automation Technologies	2,298	44,053
Jiangsu Expressway, Cl H	60,119	87,290
Metallurgical Corp of China, Cl H	135,001	46,498
Shanghai Electric Group, Cl H *	129,671	60,269
Sinotrans, Cl H	94,500	48,036
Weichai Power, Cl H	93,796	90,431
Yangzijiang Shipbuilding Holdings	104,073	108,505
Zhejiang Expressway, Cl H	70,140	87,561
Zhuzhou CRRC Times Electric, Cl H	26,223	124,901
		1,890,325
TOTAL CHINA		2,071,241
HONG KONG— 44.1%
Industrials — 44.1%
AviChina Industry & Technology, Cl H	98,290	60,282
Beijing Capital International Airport, Cl H	67,731	106,668
Beijing Enterprises Water Group	205,330	170,623
China Everbright International	114,550	149,601
China High Speed Transmission Equipment Group	19,050	20,586
China International Marine Containers Group, Cl H	18,380	38,454
China Merchants Holdings International	60,131	189,013
China Resources Cement Holdings	81,721	48,655
China State Construction International Holdings	79,710	128,799
COSCO Pacific	78,030	95,512
Guangdong Investment	116,560	164,166
Noble Group *	49,680	13,727
Shanghai Industrial Holdings	21,939	63,484

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunny Optical Technology Group	24,304	$289,402
Zoomlion Heavy Industry Science and Technology	68,500	34,907
TOTAL HONG KONG		1,641,045
TOTAL INVESTMENTS — 99.7%
(Cost $4,411,482) †		$3,712,286

Percentages are based on Net Assets of $3,723,982.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $312 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $312 and represents 0.0% of net assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $4,411,482, and the unrealized appreciation and depreciation were $362,989 and $(1,062,185), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,711,974	$—	$312	$3,712,286
Total Investments in Securities	$3,711,974	$—	$312	$3,712,286

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017 , there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 54.9%
Basic Materials — 54.9%
Aluminum Corp of China, Cl H *	245,139	$153,798
Angang Steel, Cl H	162,924	132,256
BBMG, Cl H	214,340	108,128
China BlueChemical *	269,209	75,832
China Hongqiao Group* (A) (B)	110,642	64,918
China Molybdenum, Cl H	362,954	197,506
Fosun International	83,940	127,251
Jiangxi Copper, Cl H	76,591	139,842
Maanshan Iron & Steel, Cl H *	256,425	124,434
Real Gold Mining* (A) (B)	97,864	1
Sinofert Holdings *	255,230	35,294
Sinopec Shanghai Petrochemical, Cl H	227,350	129,246
Sinopec Yizheng Chemical Fibre, Cl H *	304,614	47,193
Zhaojin Mining Industry	134,584	110,457
Zijin Mining Group, Cl H	325,459	117,930
TOTAL CHINA		1,564,086

HONG KONG— 44.9%
Basic Materials — 44.9%
China Lumena New Materials* (A) (B)	1,950	3
China Metal Resources Utilization * (C)	86,300	32,818
China Oriental Group	139,300	74,910
China Sanjiang Fine Chemicals	76,300	24,130
China Silver Group	139,700	25,757
Citic Pacific	89,140	135,590
E-Commodities Holdings	477,700	57,494
Fufeng Group *	159,254	97,264
IRC *	510,100	23,513
Kingboard Chemical Holdings	35,100	158,194
Kingboard Laminates Holdings	106,600	148,773
MMG *	310,400	138,306
Munsun Capital Group *	1,121,600	12,925
Nine Dragons Paper Holdings	110,970	165,386
TCC International Holdings	314,340	143,684
West China Cement *	298,360	42,786
TOTAL HONG KONG		1,281,533

TOTAL INVESTMENTS — 99.8%
(Cost $2,877,058) †		$2,845,619

Percentages are based on Net Assets of $2,851,998.

Schedule of Investments (Unaudited)	July 31, 2017

Global X China Materials ETF

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $64,922 and represented 2.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $64,922 and represents 2.3% of net assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $ 32,818 and represents 1.2% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $2,877,058, and the unrealized appreciation and depreciation were $354,339 and $(385,778), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,780,697	$—	$64,922	$2,845,619
Total Investments in Securities	$2,780,697	$—	$64,922	$2,845,619

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2016	$5,448
Transfers out of Level 3	64,918
Transfers into Level 3	(5,444)
Ending Balance as of July 31, 2017	$64,922

For the period ended July 31, 2017 , the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investment (Level 3) still held as of July 31, 2017 is $0.

For the period ended July 31, 2017 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 62.7%
Technology — 62.7%
21Vianet Group ADR *	10,151	$45,273
500.com ADR, Cl A *	4,986	59,184
Autohome ADR *	10,671	519,464
Baidu ADR *	5,468	1,237,682
Baozun ADR *	6,759	219,397
China Communications Services, Cl H	498,853	271,458
Coolpad Group * (A)	777,435	46,586
Kingdee International Software Group *	410,289	170,732
Kingsoft	188,500	497,186
Lenovo Group	1,433,773	888,518
NetEase ADR	3,573	1,112,203
NQ Mobile ADR, Cl A *	19,355	66,194
O-Net Technologies Group *	82,100	53,085
SINA *	10,387	984,792
Sohu.com *	4,526	257,213
Tian Ge Interactive Holdings (B)	118,900	96,671
Travelsky Technology, Cl H	171,695	455,060
Weibo ADR *	6,919	532,417
YY ADR *	7,088	506,792
ZTE, Cl H *	161,083	414,559
TOTAL CHINA		8,434,466

HONG KONG— 37.1%
Technology — 37.1%
Alibaba Health Information Technology *	680,109	323,938
ASM Pacific Technology	35,333	457,827
BYD Electronic International	141,581	357,843
China Goldjoy Group	1,593,800	79,586
Chinasoft International *	446,956	245,506
Digital China Holdings *	131,748	86,537
FIH Mobile	647,809	216,485
HKBN	122,170	120,760
Legend Holdings, Cl H (B)	79,900	209,209
Meitu * (B)	391,600	551,539
Nanfang Communication Holdings	61,500	15,513
National Agricultural Holdings * (A) (C)	204,200	15,556
PAX Global Technology	133,880	88,795
Semiconductor Manufacturing International *	482,921	531,760
Sinosoft Technology Group	82,700	24,884
Tencent Holdings	29,625	1,188,770
VTech Holdings	27,080	391,803

Schedule of Investments (Unaudited)	July 31, 2017

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Yangtze Optical Fibre and Cable Joint Stock, Cl H (B)	39,100	$85,007
TOTAL HONG KONG		4,991,318
TOTAL COMMON STOCK
(Cost $10,596,185)		13,425,784
TOTAL INVESTMENTS — 99.8%
(Cost $10,596,185)†		$13,425,784

Percentages are based on Net Assets of $13,457,135.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $62,142 and represents 0.5% of net assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $ 942,426 and represents 7.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $15,556 and represented 0.1% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $10,596,185, and the unrealized appreciation and depreciation were $4,023,294 and $(1,193,695), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$13,363,642	$—	$62,142	$13,425,784
Total Investments in Securities	$13,363,642	$—	$62,142	$13,425,784

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017 , there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 19.2%
Consumer Goods — 5.6%
Astra International	658,281	$394,010
Gudang Garam	15,100	86,244
Hanjaya Mandala Sampoerna	282,200	75,188
Unilever Indonesia	36,976	135,843
		691,285
Financials — 9.2%
Bank Central Asia	313,896	440,548
Bank Mandiri	300,890	308,252
Bank Rakyat Indonesia Persero	344,140	381,617
		1,130,417
Telecommunications — 4.4%
Telekomunikasi Indonesia ADR	15,396	539,322
TOTAL INDONESIA		2,361,024
MALAYSIA— 21.7%
Basic Materials — 1.2%
Petronas Chemicals Group	93,124	151,165
Financials — 9.7%
CIMB Group Holdings	207,275	317,097
Malayan Banking	182,231	406,045
Public Bank	100,259	474,893
		1,198,035
Health Care — 1.0%
IHH Healthcare	90,280	124,408
Industrials — 2.1%
Sime Darby	115,396	254,699
Oil & Gas — 0.9%
Petronas Gas	25,579	111,958
Telecommunications — 3.3%
Axiata Group	142,888	154,518
DiGi.com	120,600	135,205
Maxis	84,806	111,913
		401,636
Utilities — 3.5%
Tenaga Nasional	132,445	436,792
TOTAL MALAYSIA		2,678,693
PHILIPPINES— 6.5%
Consumer Goods — 1.3%
JG Summit Holdings	99,620	156,952
Consumer Services — 2.0%
SM Investments	15,640	250,128

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.2%
Ayala Land	224,860	$187,161
SM Prime Holdings	292,800	202,511
		389,672
TOTAL PHILIPPINES		796,752
SINGAPORE— 31.3%
Consumer Goods — 1.3%
Wilmar International	63,051	155,165
Consumer Services — 1.8%
Jardine Cycle & Carriage	3,218	95,696
Singapore Airlines	16,443	125,879
		221,575
Financials — 22.5%
CapitaLand	82,118	223,265
DBS Group Holdings	58,263	928,121
Oversea-Chinese Banking	106,566	891,976
United Overseas Bank	41,097	726,435
		2,769,797
Telecommunications — 5.7%
Singapore Telecommunications	242,304	708,773
TOTAL SINGAPORE		3,855,310
THAILAND— 21.2%
Consumer Services — 2.5%
CP ALL NVDR	170,073	310,488
Financials — 6.6%
Bangkok Bank NVDR	15,611	84,209
Kasikornbank NVDR	65,508	378,955
Siam Commercial Bank NVDR	78,541	346,957
		810,121
Industrials — 5.1%
Airports of Thailand NVDR	139,900	216,515
Siam Cement NVDR	27,306	415,213
		631,728
Oil & Gas — 5.4%
PTT NVDR	46,544	542,697
PTT Exploration & Production NVDR	44,910	118,765
		661,462
Telecommunications — 1.6%
Advanced Info Service NVDR	36,251	202,081

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Southeast Asia ETF

Value
COMMON STOCK — continued
TOTAL THAILAND	$2,615,880
TOTAL INVESTMENTS — 99.9%
(Cost $12,097,183) †	$12,307,659

Percentages are based on Net Assets of $12,316,278.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $12,097,183, and the unrealized appreciation and depreciation were $1,119,094 and $(908,618), respectively.

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 94.9%
CHILE— 50.3%
Basic Materials — 6.0%
CAP	3,594	$37,811
Empresas CMPC	54,750	139,587
Sociedad Quimica y Minera de Chile ADR	4,583	188,407
		365,805
Consumer Goods — 1.6%
Cia Cervecerias Unidas ADR	3,603	95,876
Consumer Services — 10.5%
Cencosud	65,560	186,238
Latam Airlines Group ADR	17,087	200,431
SACI Falabella	26,994	248,887
		635,556
Financials — 12.8%
Banco de Chile	13,247	1,913
Banco de Chile ADR	2,096	179,190
Banco de Credito e Inversiones	2,234	134,551
Banco Santander Chile ADR	7,605	214,993
Itau CorpBanca ADR	5,435	78,808
Parque Arauco	28,484	74,725
Sociedad Matriz Banco de Chile, Cl B	188,459	80,756
		764,936
Industrials — 1.3%
Cia Sud Americana de Vapores *	561,750	26,013
Quinenco	18,418	52,326
		78,339
Oil & Gas — 4.0%
Empresas COPEC	19,870	241,882
Technology — 0.7%
Sonda	22,594	42,849
Telecommunications — 1.2%
ENTEL Chile	6,391	72,626
Utilities — 12.2%
AES Gener	131,901	48,913
Aguas Andinas, Cl A	131,839	83,018
Colbun	343,095	80,096
Empresa Nacional de Electricidad ADR	5,165	120,448
Enersis ADR	24,275	242,750
Enersis Chile ADR	19,118	104,575
Engie Energia Chile	23,562	51,206
		731,006
TOTAL CHILE		3,028,875

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
COLOMBIA— 27.4%
Consumer Goods — 2.8%
Grupo Nutresa	18,668	$165,988
Consumer Services — 1.3%
Almacenes Exito	15,491	78,620
Financials — 12.9%
BanColombia ADR	8,091	353,900
Financiera Colombiana	6,328	60,944
Grupo Aval Acciones y Valores ADR	11,144	98,625
Grupo de Inversiones Suramericana	18,994	265,791
		779,260
Industrials — 5.3%
Cementos Argos	37,345	147,995
Grupo Argos	23,508	168,158
		316,153
Oil & Gas — 2.8%
Ecopetrol ADR	18,181	169,811
Utilities — 2.3%
Interconexion Electrica	30,237	137,750
TOTAL COLOMBIA		1,647,582
PERU— 13.1%
Basic Materials — 2.9%
Cia de Minas Buenaventura ADR	14,174	173,490
Financials — 10.2%
Credicorp	1,056	195,677
Credicorp Ltd.	2,274	421,008
		616,685
TOTAL PERU		790,175
UNITED STATES— 4.1%
Basic Materials — 4.1%
Southern Copper	6,277	246,937
TOTAL COMMON STOCK
(Cost $5,951,711)		5,713,569

PREFERRED STOCK — 5.0%
CHILE— 0.9%
Consumer Goods — 0.9%
Embotelladora Andina	12,410	56,418

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Andean 40 ETF

	Shares	Value
PREFERRED STOCK — continued
COLOMBIA— 4.1%
Financials — 2.4%
Banco Davivienda	7,688	$86,792
Grupo Aval Acciones y Valores	134,171	58,979
		145,771
Industrials — 1.7%
Grupo Argos	15,314	99,549
TOTAL COLOMBIA		245,320
TOTAL PREFERRED STOCK
(Cost $321,714)		301,738
TOTAL INVESTMENTS — 99.9%
(Cost $6,273,425) †		$6,015,307

Percentages are based on Net Assets of $6,018,983.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $6,273,425, and the unrealized appreciation and depreciation were $548,992 and $(807,110), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 85.4%
CHILE— 3.8%
Oil & Gas — 1.9%
Empresas COPEC	145,900	$1,776,076
Utilities — 1.9%
Enersis	8,542,499	1,721,620
TOTAL CHILE		3,497,696
COLOMBIA— 81.6%
Consumer Goods — 4.4%
Grupo Nutresa	455,878	4,053,477
Consumer Services — 3.5%
Almacenes Exito	625,016	3,172,078
Financials — 44.3%
Banco de Bogota	123,807	2,807,761
BanColombia	616,100	6,319,311
BanColombia ADR	307,587	13,453,855
Celsia ESP	1,457,949	2,301,381
Financiera Colombiana	310,742	2,992,720
Grupo Aval Acciones y Valores ADR	422,119	3,735,753
Grupo de Inversiones Suramericana	633,750	8,868,330
		40,479,111
Industrials — 12.9%
Cementos Argos	870,111	3,448,176
Cementos Argos GDR	137,900	484,949
Cemex Latam Holdings *	628,536	2,281,521
Grupo Argos	777,388	5,560,834
		11,775,480
Oil & Gas — 6.7%
Canacol Energy *	618,643	2,221,189
Ecopetrol ADR (A)	414,639	3,872,728
		6,093,917
Telecommunications — 0.9%
Empresa de Telecomunicaciones de Bogota *	4,496,300	875,949
Utilities — 8.9%
Empresa de Energia de Bogota	6,040,426	3,982,911
Interconexion Electrica	905,433	4,124,869
		8,107,780
TOTAL COLOMBIA		74,557,792
TOTAL COMMON STOCK
(Cost $73,246,110)		78,055,488

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Colombia ETF

	Shares/Face
	Amount	Value
PREFERRED STOCK — 14.4%
COLOMBIA— 14.4%
Consumer Services — 1.6%
Avianca Holdings	1,699,131	$1,493,821
Financials — 9.6%
Banco Davivienda	345,890	3,904,861
Grupo Aval Acciones y Valores	1,431,941	629,458
Grupo de Inversiones Suramericana	302,043	4,152,181
		8,686,500
Industrials — 3.2%
Grupo Argos	451,099	2,932,375
TOTAL PREFERRED STOCK
(Cost $11,807,822)		13,112,696

REPURCHASE AGREEMENTS (B) — 2.7%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $1,786,850 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$942,715, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $1,822,535)	$1,786,799	1,786,799
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $670,456 (collateralized by U.S. Treasury Obligations, par value $682,132, 1.875%, 08/31/22 with a total market value of $688,036)	670,436	670,436
TOTAL REPURCHASE AGREEMENTS
(Cost $2,457,235).		2,457,235
TOTAL INVESTMENTS — 102.5%
(Cost $87,511,167) †		$93,625,419

Percentages are based on Net Assets of $91,372,650.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $2,323,185.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $2,457,235.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $87,511,167, and the unrealized appreciation and depreciation were $8,520,096 and $(2,405,844), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,055,488	$—	$—	$78,055,488
Preferred Stock	13,112,696	—	—	13,112,696
Repurchase Agreements	—	2,457,235	—	2,457,235
Total Investments in Securities	$91,168,184	$2,457,235	$—	$93,625,419

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Colombia ETF

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 93.1%
BRAZIL— 93.1%
Basic Materials — 5.3%
Cia Siderurgica Nacional ADR *	21,737	$53,038
Fibria Celulose ADR	8,287	87,594
Gerdau ADR	34,134	115,032
		255,664
Consumer Goods — 8.5%
Cosan Industria e Comercio	5,553	63,971
Grendene	3,000	25,258
Hypermarcas	14,350	128,117
JBS	23,980	58,780
M Dias Branco *	4,478	72,493
Natura Cosmeticos	7,029	56,389
		405,008
Consumer Services — 19.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR *	5,298	123,019
Kroton Educacional	54,839	265,333
Localiza Rent a Car *	5,903	97,812
Lojas Renner	22,106	207,619
Raia Drogasil *	8,189	181,180
Smiles	2,100	43,472
		918,435
Financials — 17.4%
BM&F Bovespa *	73,917	485,132
BR Malls Participacoes	26,007	110,436
Grupo BTG Pactual *	4,411	22,090
Multiplan Empreendimentos Imobiliarios *	3,028	69,765
Porto Seguro *	3,366	33,725
Qualicorp	10,200	106,961
		828,109
Health Care — 1.4%
Fleury	7,000	66,304
Industrials — 15.9%
CCR	40,405	220,837
Embraer ADR	5,947	120,546
Klabin	34,254	174,175
Rumo *	32,800	108,214
WEG	21,212	128,562
		752,334
Telecommunications — 2.1%
Tim Participacoes ADR	5,813	98,065
Utilities — 23.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	12,288	132,219
Cia Energetica de Minas Gerais ADR	27,912	75,083

Schedule of Investments (Unaudited)	July 31, 2017

Global X Brazil Mid Cap ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Utilities — continued
CPFL Energia ADR	4,649	$79,823
EDP - Energias do Brasil *	10,584	48,703
Energisa	12,488	99,305
Engie Brasil Energia	7,322	81,866
Equatorial Energia	7,185	130,273
Transmissora Alianca de Energia Eletrica	12,431	91,492
Ultrapar Participacoes ADR	15,360	363,571
		1,102,335
TOTAL COMMON STOCK
(Cost $4,005,343)		4,426,254

PREFERRED STOCK — 6.5%
BRAZIL— 6.5%
Preferred Stock — 6.5%
Braskem	6,080	72,766
Lojas Americanas*	26,223	131,073
Suzano Papel e Celulose	23,305	104,779

TOTAL PREFERRED STOCK
(Cost $247,807)		308,618
CORPORATE OBLIGATION — 0.1%
Hypermarcas (A) (B)
11.300%, 10/15/18
(Cost $8,843)	$14,727	4,791
TOTAL INVESTMENTS — 99.7%
(Cost $4,261,993) †		$4,739,663

Percentages are based on Net Assets of $4,753,783.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $4,791 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $4,791 and represents 0.1% of net assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $4,261,993, and the unrealized appreciation and depreciation were $778,688 and $(301,018), respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2017

Global X Brazil Mid Cap ETF

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$4,426,254	$—	$—	$4,426,254
Preferred Stock	308,618	—	—	308,618
Corporate Obligation	—	—	4,791	4,791
Total Investments in Securities	$4,734,872	$—	$4,791	$4,739,663

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 92.0%
BRAZIL — 92.0%
Consumer Goods — 44.0%
AMBEV ADR	48,140	$292,691
Arezzo Industria e Comercio	6,852	78,935
BRF ADR *	22,338	263,365
Cia Hering	20,453	138,753
Cosan, Cl A	25,798	188,841
Cosan Industria e Comercio	23,897	275,294
Grendene	13,477	113,466
Hypermarcas	31,290	279,357
JBS	97,056	237,904
M Dias Branco *	16,004	259,085
Marfrig Alimentos *	31,516	65,150
Minerva	22,165	88,518
Natura Cosmeticos	27,066	217,134
Sao Martinho	23,601	132,921
SLC Agricola	7,466	51,987
		2,683,401
Consumer Services — 48.0%
B2W Cia Digital *	20,784	88,789
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR *	12,486	289,925
CVC Brasil Operadora e Agencia de Viagens	21,420	242,303
Estacio Participacoes	42,640	278,354
International Meal Alimentacao, Cl A *	25,900	61,994
Kroton Educacional	57,958	280,424
Localiza Rent a Car *	19,749	327,226
Lojas Renner	32,008	300,614
Magazine Luiza	900	105,984
Multiplus	7,102	88,656
Raia Drogasil *	13,322	294,747
Ser Educacional (A)	5,900	48,144
Smiles	9,261	191,710
Via Varejo	69,534	317,075
		2,915,945
TOTAL COMMON STOCK
(Cost $4,492,055)		5,599,346

PREFERRED STOCK — 7.7%
BRAZIL— 7.7%
Consumer Goods — 2.5%
Alpargatas*	31,727	149,751
Consumer Services — 5.2%
Gol Linhas Aereas Inteligentes*	15,700	45,116
Lojas Americanas*	54,182	270,823
		315,939

Schedule of Investments (Unaudited)	July 31, 2017

Global X Brazil Consumer ETF

	Face Amount	Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $362,023)		$465,690

CORPORATE OBLIGATION — 0.1%
Hypermarcas (B) (C)
11.300%, 10/15/18
(Cost $12,590)	$20,968	6,821
TOTAL INVESTMENTS — 99.8%
(Cost $4,866,668) †		$6,071,857

Percentages are based on Net Assets of $6,086,858.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $ 48,144 and represents 0.8% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $6,821 and represented 0.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $6,821 and represents 0.1% of net assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $4,866,668, and the unrealized appreciation and depreciation were $1,525,045 and $(319,856), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$5,599,346	$—	$—	$5,599,346
Preferred Stock	465,690	—	—	465,690
Corporate Obligation	—	—	6,821	6,821
Total Investments in Securities	$6,065,036	$—	$6,821	$6,071,857

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 86.2%
Basic Materials — 14.4%
Tenaris ADR	680,495	$21,462,812
Consumer Goods — 4.6%
Adecoagro *	389,062	3,956,760
Cresud SACIF y A ADR *	161,273	2,931,943
		6,888,703
Consumer Services — 29.0%
Arcos Dorados Holdings, Cl A *	563,310	4,957,128
Grupo Clarin GDR, Cl B	140,301	3,640,811
MercadoLibre	120,518	34,759,802
		43,357,741
Financials — 15.8%
Banco Macro ADR	93,704	8,134,444
BBVA Banco Frances ADR	296,977	4,653,630
Grupo Financiero Galicia ADR	155,168	5,635,702
Grupo Supervielle ADR	150,138	2,690,473
IRSA Inversiones y Representaciones ADR *	113,166	2,519,075
		23,633,324
Oil & Gas — 10.3%
Transportadora de Gas del Sur ADR *	363,954	5,532,101
YPF ADR	485,630	9,809,726
		15,341,827
Technology — 3.3%
Globant *	108,632	4,993,813
Telecommunications — 4.7%
Telecom Argentina ADR	265,649	7,010,477
Utilities — 4.1%
Empresa Distribuidora Y Comercializadora Norte ADR *	46,942	1,431,731
Pampa Energia ADR *	86,709	4,712,634
		6,144,365
TOTAL ARGENTINA		128,833,062
CANADA— 4.8%
Basic Materials — 3.1%
Pan American Silver	138,148	2,319,866
Silver Standard Resources *	236,369	2,290,826
		4,610,692
Industrials — 1.7%
Finning International	125,771	2,523,365
TOTAL CANADA		7,134,057
CHILE— 5.2%
Consumer Goods — 3.5%
Cia Cervecerias Unidas ADR	93,907	2,498,865

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Embotelladora Andina ADR, Cl B	100,181	$2,738,949
		5,237,814
Consumer Services — 1.7%
Cencosud	877,450	2,492,599
TOTAL CHILE		7,730,413
MEXICO— 2.0%
Consumer Goods — 2.0%
Arca Continental	403,137	2,989,228
SPAIN— 1.7%
Industrials — 1.7%
Prosegur Cia de Seguridad	368,820	2,517,706
TOTAL INVESTMENTS — 99.9%
(Cost $126,939,385) †		$149,204,466

Percentages are based on Net Assets of $149,343,696.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $126,939,385, and the unrealized appreciation and depreciation were $24,394,252 and $(2,129,171), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.4%
GREECE— 99.4%
Basic Materials — 4.9%
Mytilineos Holdings *	1,591,848	$15,764,959
Mytilineos Holdings ADR *	626,200	6,201,634
		21,966,593
Consumer Goods — 4.1%
JUMBO	732,241	12,215,815
JUMBO ADR	340,000	5,672,152
		17,887,967
Consumer Services — 15.6%
Aegean Airlines	807,024	7,868,717
FF Group *	451,442	10,778,020
FF Group ADR *	200,300	4,782,083
OPAP	3,323,185	38,083,141
OPAP ADR (A)	1,404,900	8,078,175
		69,590,136
Financials — 33.1%
Alpha Bank AE *	24,611,267	58,903,620
Eurobank Ergasias *	18,736,213	20,433,159
Hellenic Exchanges - Athens Stock Exchange	1,356,551	8,524,625
National Bank of Greece *	99,456,909	40,102,647
Piraeus Bank * (B)	71,531,402	19,565,759
		147,529,810
Industrials — 17.7%
Aegean Marine Petroleum Network (A)	739,431	3,660,183
Capital Product Partners (C)	2,319,175	8,696,906
Dorian LPG *	632,539	4,554,281
Ellaktor *	3,282,737	6,386,045
GasLog (A)	886,628	16,180,961
GasLog Partners (C)	561,350	13,893,413
Titan Cement	456,997	12,699,450
Titan Cement ADR	439,800	6,110,801
Tsakos Energy Navigation (A)	1,399,770	6,900,866
		79,082,906
Oil & Gas — 7.8%
Hellenic Petroleum	1,403,888	12,960,036
Motor Oil Hellas Corinth Refineries	602,408	13,529,996
Motor Oil Hellas Corinth Refineries ADR	768,300	8,627,932

		35,117,964
Real Estate Investment Trusts — 2.2%
Grivalia Properties	914,303	9,809,424
Telecommunications — 12.5%
Hellenic Telecommunications Organization	4,389,174	55,784,498

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Greece ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Utilities — 1.5%
Public Power *	2,492,130	$6,581,588
TOTAL COMMON STOCK
(Cost $366,488,586)		443,350,886

REPURCHASE AGREEMENTS (D) — 2.4%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $7,645,543 (collateralized by U.S. Treasury Obligations, ranging in par value $2-$4,033,673, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $7,798,230)	$7,645,324	7,645,324
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $2,868,733 (collateralized by U.S. Treasury Obligations, par value $2,918,693, 1.875%, 08/31/22 with a total market value of $2,943,954)	2,868,649	2,868,649
TOTAL REPURCHASE AGREEMENTS
(Cost $10,513,973)		10,513,973
TOTAL INVESTMENTS — 101.8%
(Cost $377,002,559) †		$453,864,859

Percentages are based on Net Assets of $445,975,709.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $10,228,059.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $19,565,759 and represents 4.4% of net assets.
(C)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $22,590,319 or 5.1% of net assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $10,513,973.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $377,002,559, and the unrealized appreciation and depreciation were $84,921,494 and $(8,059,194), respectively.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$423,785,127	$19,565,759	$—	$443,350,886
Repurchase Agreements	—	10,513,973	—	10,513,973
Total Investments in Securities	$423,785,127	$30,079,732	$—	$453,864,859

For the period ended July 31, 2017, there have been transfers of $19,565,759 from Level 1 to Level 2 and no transfers between Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.9%
Basic Materials — 10.3%
Borregaard	120,217	$1,498,643
Norsk Hydro	953,890	6,126,752
Yara International	140,533	5,572,302
		13,197,697
Consumer Goods — 15.2%
Austevoll Seafood	107,418	951,636
Bakkafrost P	43,085	1,684,379
Grieg Seafood	22,300	182,602
Kongsberg Automotive Holding *	611,293	642,904
Leroy Seafood Group	334,700	1,932,868
Marine Harvest	299,217	5,547,788
Norway Royal Salmon	11,917	203,609
Orkla	676,324	6,933,233
Salmar	56,033	1,450,217
		19,529,236
Consumer Services — 4.9%
Europris (A)	135,400	632,326
Norwegian Air Shuttle * (B)	32,041	784,663
Schibsted, Cl A	74,180	1,884,214
Schibsted, Cl B	87,276	2,032,397
XXL (A) (B)	108,504	1,050,517
		6,384,117
Financials — 26.2%
Aker, Cl A	29,870	1,126,542
B2Holding (B)	174,815	387,180
DnB	924,042	18,079,947
Entra (A)	106,942	1,414,362
Gjensidige Forsikring	208,308	3,590,699
Norwegian Finance Holding *	61,000	652,353
Norwegian Property	262,800	330,936
Protector Forsikring (B)	76,409	744,614
Selvaag Bolig	77,558	358,274
Skandiabanken (A)	61,305	686,649
Sparebank 1 Nord Norge	127,939	951,276
SpareBank 1 SMN	148,300	1,492,122
Storebrand	484,788	4,027,936
		33,842,890
Health Care — 0.1%
Nordic Nanovector * (B)	15,000	159,181
Industrials — 4.6%
BW LPG * (A)	97,150	435,622
Frontline	96,864	559,015

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Norway ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Industrials — continued
Gaming Innovation Group *	248,700	$152,341
Golden Ocean Group *	107,360	775,844
Hexagon Composites * (B)	133,000	469,625
Hoegh LNG Holdings	59,888	666,988
IDEX * (B)	514,607	511,259
Ocean Yield	77,307	655,526
Stolt-Nielsen	36,340	551,902
Thin Film Electronics * (B)	1,109,469	550,424
Wallenius Wilhelmsen Logistics, Cl B *	97,027	605,391
		5,933,937
Oil & Gas — 25.7%
Akastor *	266,185	539,013
Aker BP	110,212	2,069,945
Aker Solutions *	179,866	896,212
BW Offshore *	82,998	254,202
DNO International *	785,624	910,765
Petroleum Geo-Services * (B)	374,090	813,857
REC Silicon * (B)	2,619,694	321,767
Scatec Solar (A)	103,310	602,753
Seadrill *	380,638	143,075
Statoil	1,077,176	20,094,634
Subsea 7 *	276,924	4,079,524
TGS Nopec Geophysical	111,520	2,345,739
		33,071,486
Technology — 2.0%
Atea	95,911	1,171,363
Nordic Semiconductor *	152,304	749,820
Opera Software *	135,020	555,364
		2,476,547
Telecommunications — 10.9%
Telenor	704,866	14,032,377
TOTAL COMMON STOCK
(Cost $127,179,984)		128,627,468

REPURCHASE AGREEMENTS (C) — 3.7%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $3,482,035 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$1,837,069, 0.000%-8.750%, 08/15/17-02/15/46,, with a total market value of $3,551,573)	$3,481,935	3,481,935

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $1,306,517 (collateralized by U.S. Treasury Obligations, par value $1,329,270, 1.875%, 08/31/22 with a total market value of $1,340,774)	$1,306,478	$1,306,478
TOTAL REPURCHASE AGREEMENTS
(Cost $4,788,413)		4,788,413
TOTAL INVESTMENTS — 103.6%
(Cost $131,968,397) †		$133,415,881

Percentages are based on Net Assets of $128,804,199.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2017 was $4,822,229 and represents 3.8% of Net Assets.
(B)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $2,861,236.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $4,788,413.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $131,968,397, and the unrealized appreciation and depreciation were $15,903,515 and $(14,456,031), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,627,468	$—	$—	$128,627,468
Repurchase Agreements	—	4,788,413	—	4,788,413
Total Investments in Securities	$128,627,468	$4,788,413	$—	$133,415,881

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.8%
DENMARK— 28.9%
Consumer Goods — 3.8%
Carlsberg, Cl B	6,254	$692,559
Pandora	6,183	708,712
		1,401,271
Financials — 4.3%
Danske Bank	40,260	1,624,404
Health Care — 15.4%
Coloplast, Cl B	7,872	673,924
Novo Nordisk ADR	106,331	4,508,434
Novozymes, Cl B	12,903	593,636
		5,775,994
Industrials — 2.2%
A P Moller - Maersk, Cl B	385	837,428
Oil & Gas — 3.2%
Vestas Wind Systems	12,357	1,202,857
TOTAL DENMARK		10,841,954
FINLAND— 14.1%
Financials — 4.1%
Sampo, Cl A	27,856	1,518,289
Industrials — 3.1%
Kone, Cl B	22,642	1,174,838
Technology — 5.8%
Nokia ADR	340,735	2,177,297
Utilities — 1.1%
Fortum	25,419	414,170
TOTAL FINLAND		5,284,594
NORWAY— 9.4%
Basic Materials — 1.1%
Yara International	10,257	406,702
Financials — 3.3%
DnB	63,987	1,251,980
Oil & Gas — 2.9%
Statoil ADR	57,266	1,074,310
Telecommunications — 2.1%
Telenor	40,390	804,079
TOTAL NORWAY		3,537,071
SWEDEN— 47.4%
Consumer Goods — 2.7%
Essity, Cl B *	35,157	1,017,456
Consumer Services — 3.9%
Hennes & Mauritz, Cl B	56,157	1,461,364

Schedule of Investments (Unaudited)	July 31, 2017

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Financials — 20.3%
Investor, Cl B	26,960	$1,276,501
Nordea Bank	189,143	2,382,687
Skandinaviska Enskilda Banken, Cl A	84,919	1,073,947
Svenska Handelsbanken, Cl A	86,862	1,290,734
Swedbank, Cl A	62,377	1,625,540
		7,649,409
Industrials — 13.7%
Assa Abloy, Cl B	55,596	1,189,028
Atlas Copco, Cl A	37,403	1,352,955
Sandvik	63,832	1,004,545
Volvo, Cl B	92,887	1,575,475
		5,122,003
Technology — 4.9%
Ericsson ADR	175,708	1,128,045
Hexagon, Cl B	14,841	732,046
		1,860,091
Telecommunications — 1.9%
Telia	153,237	718,916
TOTAL SWEDEN		17,829,239
TOTAL INVESTMENTS — 99.8%
(Cost $36,039,854) †		$37,492,858

Percentages are based on Net Assets of $37,580,144.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $36,039,854, and the unrealized appreciation and depreciation were $4,655,244 and $(3,202,240), respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 98.2%
NIGERIA— 98.2%
Consumer Goods — 31.9%
Flour Mills of Nigeria	21,891,467	$1,731,447
Guinness Nigeria	7,037,204	1,248,487
Nestle Nigeria	956,930	2,619,513
Nigerian Breweries	24,561,183	11,186,706
PZ Cussons Nigeria	17,631,020	1,105,966
Unilever Nigeria	16,543,289	1,789,415
		19,681,534
Financials — 54.3%
Access Bank	108,740,914	2,980,544
Diamond Bank *	242,447,295	852,989
Ecobank Transnational	63,021,632	2,836,025
FBN Holdings	169,338,515	2,771,044
Guaranty Trust Bank	89,801,503	9,564,034
Stanbic IBTC Holdings	30,740,212	3,009,801
Transnational Corp of Nigeria *	348,992,648	1,370,614
UAC of Nigeria	22,706,009	1,027,982
United Bank for Africa	109,625,062	2,900,134
Zenith Bank	91,311,812	6,128,794
		33,441,961
Industrials — 8.2%
Dangote Cement	4,903,430	2,992,261
Lafarge Africa	13,011,763	2,048,326
		5,040,587
Oil & Gas — 3.8%
Forte Oil *	5,664,693	953,231
Oando *	64,527,405	1,404,376
		2,357,607
TOTAL INVESTMENTS — 98.2%
(Cost $58,502,582) †		$60,521,689

Percentages are based on Net Assets of $61,617,675.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $58,502,582, and the unrealized appreciation and depreciation were $6,670,871 and $(4,651,764), respectively.

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA— 2.0%
Basic Materials — 0.4%
Tenaris ADR	1,867	$58,885
Financials — 0.5%
Banco Macro ADR	986	85,595
Oil & Gas — 1.1%
YPF ADR	8,189	165,418
TOTAL ARGENTINA		309,898
AUSTRALIA— 1.8%
Basic Materials — 0.4%
St. Barbara *	30,900	66,853
Oil & Gas — 1.4%
Oil Search	28,947	153,450
Santos *	23,850	64,548
		217,998
TOTAL AUSTRALIA		284,851
CANADA— 2.7%
Basic Materials — 2.7%
B2Gold *	34,239	85,697
Barrick Gold	3,690	62,398
Endeavour Mining *	3,611	68,550
First Quantum Minerals	10,406	114,665
Lucara Diamond.	6,573	14,086
Turquoise Hill Resources *	25,477	83,528
TOTAL CANADA		428,924
CHILE— 4.3%
Basic Materials — 0.2%
Empresas CMPC	11,200	28,555
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	1,977	52,608
Consumer Services — 1.8%
Cencosud	8,000	22,726
Latam Airlines Group	9,580	112,323
SACI Falabella	16,660	153,607
		288,656
Financials — 0.4%
Banco de Chile	253,161	36,549
Banco Santander Chile	551,340	39,011
		75,560
Oil & Gas — 0.2%
Empresas COPEC	2,380	28,972

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.4%
Empresa Nacional de Electricidad	111,649	$86,768
Enersis	501,953	101,161
Enersis Chile	203,800	22,177
		210,106
TOTAL CHILE		684,457
COLOMBIA— 0.5%
Consumer Services — 0.1%
Almacenes Exito	1,540	7,816
Financials — 0.1%
Grupo de Inversiones Suramericana	1,261	17,645
Industrials — 0.1%
Cementos Argos	5,046	19,997
Oil & Gas — 0.2%
Ecopetrol	74,748	34,725
TOTAL COLOMBIA		80,183
CZECH REPUBLIC— 0.9%
Financials — 0.2%
Komercni Banka	705	30,300
Utilities — 0.7%
CEZ	6,621	119,747
TOTAL CZECH REPUBLIC		150,047
EGYPT— 0.3%
Financials — 0.2%
Commercial International Bank Egypt SAE	7,475	35,007
Talaat Moustafa Group	20,000	8,451
		43,458
Telecommunications — 0.1%
Global Telecom Holding SAE *	32,103	11,755
TOTAL EGYPT		55,213
GEORGIA— 0.5%
Financials — 0.5%
Bank of Georgia Holdings	1,884	85,616
GHANA— 0.3%
Oil & Gas — 0.3%
Tullow Oil *	23,040	51,060
HONG KONG— 0.3%
Consumer Services — 0.3%
NagaCorp	82,383	50,104

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY— 1.6%
Financials — 1.1%
OTP Bank	4,420	$163,708
Health Care — 0.3%
Richter Gedeon Nyrt	1,916	48,807
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	386	33,244
TOTAL HUNGARY		245,759
INDONESIA— 10.3%
Basic Materials — 0.2%
Chandra Asri Petrochemical	12,000	24,407
Consumer Goods — 2.4%
Astra International	291,697	174,593
Gudang Garam	10,254	58,566
Hanjaya Mandala Sampoerna	94,100	25,071
Indofood CBP Sukses Makmur TBK	55,000	34,468
Indofood Sukses Makmur	55,800	35,074
Unilever Indonesia	12,969	47,646
		375,418
Financials — 4.0%
Bank Central Asia	179,458	251,866
Bank Mandiri	238,118	243,944
Bank Rakyat Indonesia Persero	129,200	143,270
		639,080
Health Care — 0.2%
Kalbe Farma	289,600	37,711
Industrials — 1.1%
Indocement Tunggal Prakarsa	20,100	26,400
Semen Indonesia Persero	145,505	108,659
United Tractors	16,500	37,275
		172,334
Telecommunications — 2.0%
Telekomunikasi Indonesia Persero	902,405	317,643
Utilities — 0.4%
Perusahaan Gas Negara	385,839	65,156
TOTAL INDONESIA		1,631,749
ITALY— 0.5%
Oil & Gas — 0.5%
Saipem *	19,060	77,752

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 0.8%
Industrials — 0.3%
Namura Shipbuilding	9,340	$53,507
Oil & Gas — 0.5%
Inpex	7,200	69,918
TOTAL JAPAN		123,425
KENYA— 0.3%
Telecommunications — 0.3%
Safaricom	233,000	54,889
KUWAIT— 1.2%
Financials — 0.8%
Kuwait Finance House	50,465	89,415
National Bank of Kuwait SAK	16,842	38,877
		128,292
Telecommunications — 0.4%
Mobile Telecommunications KSC	38,800	57,053
TOTAL KUWAIT.		185,345
MALAYSIA— 8.2%
Basic Materials — 0.2%
Petronas Chemicals Group	16,390	26,605
Consumer Goods — 0.4%
IOI	21,600	22,551
Kuala Lumpur Kepong	3,730	21,606
PPB Group	5,600	22,052
		66,209
Consumer Services — 0.4%
Genting	11,200	25,427
Genting Malaysia	24,500	34,334
		59,761
Financials — 2.1%
CIMB Group Holdings	39,700	60,735
Malayan Banking	61,026	135,978
Public Bank	31,130	147,452
		344,165
Health Care — 0.2%
IHH Healthcare	26,272	36,203
Industrials — 1.1%
MISC	16,600	28,652
Sime Darby	61,989	136,820
		165,472

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Petronas Dagangan	2,800	$15,551
Petronas Gas	3,789	16,584
		32,135
Telecommunications — 2.3%
Axiata Group	82,067	88,747
DiGi.com	121,602	136,328
Maxis	83,996	110,844
Telekom Malaysia	24,185	35,926
		371,845
Utilities — 1.3%
Tenaga Nasional	61,753	203,656
TOTAL MALAYSIA		1,306,051
MEXICO— 9.7%
Basic Materials — 3.3%
Fresnillo	10,151	205,558
Grupo Mexico, Cl B	52,788	171,384
Industrias Penoles	1,224	29,967
Mexichem	39,760	113,160
		520,069
Consumer Goods — 1.1%
Arca Continental	5,638	41,805
Becle *	17,100	28,741
Fomento Economico Mexicano	3,300	33,188
Gruma, Cl B	3,160	43,456
Grupo Bimbo, Ser A	10,560	26,487
		173,677
Consumer Services — 1.7%
Grupo Elektra	710	31,648
Grupo Televisa	12,821	68,210
Wal-Mart de Mexico	72,680	167,762
		267,620
Financials — 0.9%
Grupo Financiero Banorte, Cl O	13,524	89,399
Grupo Financiero Inbursa, Cl O	33,200	59,502
		148,901
Industrials — 1.5%
Alfa, Cl A	65,170	90,220
Cemex *	72,679	70,036
Grupo Aeroportuario del Pacifico, Cl B	3,000	34,234
Grupo Aeroportuario del Sureste, Cl B	1,570	33,293
		227,783
Telecommunications — 0.9%
America Movil	162,367	143,090

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Infraestructura Energetica Nova	9,440	$53,311
TOTAL MEXICO		1,534,451
OMAN— 0.3%
Financials — 0.0%
BankMuscat SAOG	4,433	4,306
Telecommunications — 0.3%
Oman Telecommunications SAOG	13,110	38,479
TOTAL OMAN		42,785
PAKISTAN— 0.6%
Financials — 0.1%
United Bank	9,500	18,757
Oil & Gas — 0.5%
Oil & Gas Development	12,300	18,256
Pakistan Petroleum	36,000	60,730
		78,986
TOTAL PAKISTAN		97,743
PANAMA— 1.6%
Consumer Services — 1.6%
Copa Holdings, Cl A	2,010	252,175
PERU— 1.0%
Basic Materials — 0.2%
Hochschild Mining	8,400	35,039
Financials — 0.8%
Credicorp	635	117,564
TOTAL PERU		152,603
PHILIPPINES— 4.2%
Consumer Goods — 0.4%
JG Summit Holdings	23,149	36,471
Universal Robina	11,737	37,449
		73,920
Consumer Services — 1.4%
Jollibee Foods	5,200	23,187
SM Investments	12,226	195,529
		218,716
Financials — 0.8%
Ayala Land	43,500	36,207
GT Capital Holdings	1,300	31,250
SM Prime Holdings	93,197	64,458
		131,915
Industrials — 0.5%
Aboitiz Equity Ventures	9,600	14,450

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ayala	2,150	$36,856
International Container Terminal Services	11,000	23,282
		74,588
Telecommunications — 0.7%
Globe Telecom	400	16,774
PLDT	2,714	88,046
		104,820
Utilities — 0.4%
Aboitiz Power	33,458	25,859
Manila Electric	5,220	28,862
		54,721
TOTAL PHILIPPINES		658,680
POLAND— 5.1%
Basic Materials — 0.9%
KGHM Polska Miedz	4,316	146,220
Consumer Goods — 0.1%
LPP *	9	17,452
Financials — 1.4%
Bank Pekao	1,274	45,102
Bank Zachodni	247	26,004
Powszechna Kasa Oszczednosci Bank Polski *	6,581	67,142
Powszechny Zaklad Ubezpieczen	6,760	82,938
		221,186
Oil & Gas — 2.1%
Polski Koncern Naftowy Orlen S.A.	9,936	292,717
Polskie Gornictwo Naftowe i Gazownictwo	18,700	34,603
		327,320
Utilities — 0.6%
PGE *	28,390	103,023
TOTAL POLAND		815,201
QATAR— 1.5%
Financials — 0.6%
Qatar National Bank	2,330	88,317
Industrials — 0.6%
Industries Qatar QSC	3,866	102,258
Telecommunications — 0.3%
Ooredoo QSC	1,510	39,733
TOTAL QATAR		230,308
SOUTH AFRICA— 9.2%
Basic Materials — 2.2%
Anglo American Platinum *	1,955	47,815

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
AngloGold Ashanti	5,260	$53,063
Gold Fields ADR	36,933	147,363
Mondi	1,600	42,082
Sasol	1,823	54,855
		345,178
Consumer Goods — 0.9%
Remgro	3,700	59,943
Tiger Brands	2,913	88,204
		148,147
Consumer Services — 3.1%
Naspers, Cl N	1,559	343,674
Shoprite Holdings	5,074	77,561
Woolworths Holdings	12,618	60,251
		481,486
Financials — 1.2%
FirstRand	26,180	102,905
Standard Bank Group	7,555	93,755
		196,660
Health Care — 0.8%
Aspen Pharmacare Holdings	3,301	69,119
Mediclinic International	7,098	68,991
		138,110
Telecommunications — 1.0%
MTN Group	4,803	43,135
Vodacom Group	8,210	110,806
		153,941
TOTAL SOUTH AFRICA		1,463,522
SOUTH KOREA— 0.3%
Consumer Goods — 0.3%
Youngone	1,430	41,914
THAILAND— 11.8%
Basic Materials — 0.3%
Indorama Ventures NVDR	33,400	37,388
Consumer Goods — 1.9%
Carabao Group NVDR	31,800	66,416
Charoen Pokphand Foods NVDR	116,657	86,240
Thai Beverage	211,907	149,110
		301,766
Consumer Services — 1.1%
CP ALL NVDR	74,822	136,596
Minor International NVDR	24,600	31,234
		167,830

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.7%
Kasikornbank NVDR	6,130	$35,461
Siam Commercial Bank NVDR	18,070	79,825
		115,286
Health Care — 0.3%
Bangkok Dusit Medical Services NVDR	72,300	41,499
Industrials — 3.5%
Airports of Thailand NVDR	134,940	208,838
Berli Jucker NVDR	43,300	60,181
CH Karnchang NVDR	116,000	99,349
Siam Cement NVDR	13,020	197,981
		566,349
Oil & Gas — 2.6%
PTT NVDR	17,791	207,441
PTT Exploration & Production NVDR	33,060	87,427
PTT Global Chemical NVDR	39,331	84,805
Thai Oil NVDR	16,800	43,292
		422,965
Technology — 0.5%
Intouch Holdings PCL NVDR	38,670	69,435
Telecommunications — 0.9%
Advanced Info Service NVDR	23,154	129,072
True NVDR *	125,520	21,312
		150,384
TOTAL THAILAND		1,872,902
TURKEY— 8.7%
Basic Materials — 2.2%
Eregli Demir ve Celik Fabrikalari	159,573	355,045
Consumer Services — 1.2%
Arcelik	4,500	33,204
BIM Birlesik Magazalar	7,919	154,171
		187,375
Financials — 1.2%
Akbank	21,050	62,487
Turkiye Garanti Bankasi	21,525	64,386
Turkiye Is Bankasi, Cl C	31,844	68,412
		195,285
Industrials — 0.2%
Enka Insaat ve Sanayi	17,841	27,949
Oil & Gas — 2.7%
KOC Holding	34,446	160,125
Tupras Turkiye Petrol Rafinerileri	8,533	262,506
		422,631

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Technology — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret	9,500	$64,867
Telecommunications — 0.8%
Turk Telekomunikasyon *	11,236	23,118
Turkcell Iletisim Hizmetleri	29,200	106,569
		129,687
TOTAL TURKEY		1,382,839
UKRAINE— 0.6%
Consumer Goods — 0.6%
Kernel Holding	5,651	99,543
UNITED ARAB EMIRATES— 3.0%
Financials — 1.9%
Emaar Properties PJSC	102,571	230,111
National Bank of Abu Dhabi PJSC	24,380	70,692
		300,803
Industrials — 0.6%
DP World	4,272	98,256
Telecommunications — 0.5%
Emirates Telecommunications Group PJSC	16,000	81,678
TOTAL UNITED ARAB EMIRATES		480,737
UNITED KINGDOM— 1.1%
Basic Materials — 1.1%
Antofagasta	4,950	61,735
KAZ Minerals *	11,210	106,111
TOTAL UNITED KINGDOM		167,846
UNITED STATES— 3.3%
Basic Materials — 0.3%
Southern Copper	1,137	44,729
Consumer Services — 1.6%
MercadoLibre	862	248,618
Oil & Gas — 1.0%
Kosmos Energy *	8,338	55,031
Occidental Petroleum	912	56,480
Seadrill Partners (A)	15,136	44,046
		155,557
Telecommunications — 0.4%
VEON ADR	17,953	73,428
TOTAL UNITED STATES		522,332
VIETNAM— 1.1%
Consumer Goods — 0.5%
Vietnam Dairy Products JSC	11,200	75,204

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

	Shares/Face
	Amount/Number
	of Rights	Value
COMMON STOCK — continued
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	10,800	$17,939
Industrials — 0.5%
Hoa Phat Group JSC *	52,600	74,758
TOTAL VIETNAM		167,901
TOTAL COMMON STOCK
(Cost $15,756,020)		15,788,805

PREFERRED STOCK — 0.2%
CHILE— 0.2%
Basic Materials — 0.2%
Sociedad Quimica y Minera de Chile
(Cost $28,869)	870	35,594
TOTAL PREFERRED STOCK

CORPORATE OBLIGATION — 0.0%
Bank Muscat SAOG
0.035%, 03/19/18
(Cost $–)	$22,009	6,002
TOTAL CORPORATE OBLIGATION

RIGHT — 0.0%

Thailand — 0.0%
Charoen Pokphand Foods(B) (C)	23,331	—

TOTAL RIGHT (Cost $–)
TOTAL INVESTMENTS — 99.8%
(Cost $15,784,889)†		$15,830,401

Percentages are based on Net Assets of $15,858,570.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At July 31, 2017, these securities amounted to $44,046 or 0.3% of net assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $– and represented –% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $– and represents –% of net assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $15,784,889, and the unrealized appreciation and depreciation were $2,063,556 and $(2,018,044), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

JSC — Joint Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

Amounts designated as “—” are either $0 or have been round to $0.

Schedule of Investments (Unaudited)	July 31, 2017

Global X Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$15,788,805	$—	$—	$15,788,805
Preferred Stock	35,594	—	—	35,594
Corporate Obligation	—	6,002	—	6,002
Right	—	—	—	—
Total Investments in Securities	$15,824,399	$6,002	$—	$15,830,401

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.7%
NETHERLANDS— 2.0%
Telecommunications — 2.0%
Altice *	40,660	$999,746
PORTUGAL— 97.7%
Basic Materials — 9.3%
Altri	248,631	1,125,637
Navigator	450,652	1,933,992
Semapa-Sociedade de Investimento e Gestao	78,817	1,524,432
		4,584,061
Consumer Services — 14.3%
Ibersol SGPS	44,412	749,293
Jeronimo Martins	109,995	2,155,989
NOS SGPS	350,278	2,221,811
Sonae	1,673,224	1,917,487
		7,044,580
Financials — 8.0%
Banco Comercial Portugues, Cl R *	8,968,164	2,552,424
Banco Espirito Santo * (A) (B)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A) (B) (C)	55,479,410	1,308
Caixa Economica Montepio Geral *	476,041	561,250
Sonae Capital	863,002	822,120
		3,937,102
Industrials — 11.1%
Corticeira Amorim SGPS	101,173	1,407,533
CTT-Correios de Portugal	281,809	1,831,702
Mota-Engil	425,232	1,193,205
Teixeira Duarte	2,656,138	1,039,682
		5,472,122
Oil & Gas — 21.8%
Galp Energia	673,187	10,746,483
Telecommunications — 3.2%
Pharol SGPS * (C)	2,435,473	950,437
Sonaecom	211,201	634,963
		1,585,400
Utilities — 30.0%
EDP Renovaveis	270,935	2,157,437
Energias de Portugal	3,103,888	10,978,405
REN - Redes Energeticas Nacionais	511,695	1,653,003
		14,788,845
TOTAL PORTUGAL		48,158,593
TOTAL COMMON STOCK
(Cost $50,245,213)		49,158,339

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (D) — 1.2%
Barclays Bank
1.030%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $413,684 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$218,254, 0.000%-8.750%, 08/15/17-02/15/46, with a total market value of $421,946)	$413,672	$413,672
Deutsche Bank
1.060%, dated 07/31/17, to be repurchased on 08/01/17 repurchase price $155,221 (collateralized by U.S. Treasury Obligations, par value $157,924, 1.875%, 08/31/22 with a total market value of $159,291)	155,217	155,217
TOTAL REPURCHASE AGREEMENTS
(Cost $568,889)		568,889
TOTAL INVESTMENTS — 100.9%
(Cost $50,814,102)†		$49,727,228

Percentages are based on Net Assets of $49,277,120.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2017 was $1,308 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2017, was $1,308 and represents 0.0% of net assets.
(C)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $373,388.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2017 was $568,889.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $50,814,102, and the unrealized appreciation and depreciation were $2,639,280 and $(3,726,154), respectively.

Cl — Class

Amounts designated as “—” are either $0 or have been round to $0.

The following is a summary of the level of inputs used as of July 31, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$49,157,031	$—	$1,308	$49,158,339
Repurchase Agreements	—	568,889	—	568,889
Total Investments in Securities	$49,157,031	$568,889	$1,308	$49,727,228

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 100.1%
PAKISTAN— 100.1%
Basic Materials — 11.5%
Dawood Hercules	80,700	$104,915
Engro	634,990	1,954,621
Engro Fertilizers	1,089,100	599,739
Fauji Fertilizer	1,454,100	1,107,616
Fauji Fertilizer Bin Qasim	870,800	313,184
International Steels	160,000	206,415
		4,286,490
Consumer Goods — 8.1%
Honda Atlas Cars Pakistan	62,600	389,857
Indus Motor	47,090	785,752
Nishat Mills	527,800	826,159
Pak Elektron	652,600	642,196
PAK Suzuki Motor	69,350	410,388
		3,054,352
Financials — 28.7%
Askari Bank	506,700	98,715
Bank Al Habib	2,377,700	1,310,916
Bank Alfalah *	1,199,000	452,270
Habib Bank	1,572,850	3,526,300
MCB Bank	1,067,740	2,093,127
National Bank of Pakistan	1,288,300	745,987
United Bank	1,290,690	2,548,311
		10,775,626
Health Care — 2.9%
Ferozsons Laboratories	44,530	153,751
Searle	200,639	936,156
		1,089,907
Industrials — 18.1%
DG Khan Cement	495,660	911,077
Fauji Cement	1,887,000	719,309
Kohat Cement	90,400	168,996
Lucky Cement *	350,010	2,351,059
Maple Leaf Cement Factory	721,200	781,631
Millat Tractors	46,080	600,081
Packages	95,530	616,811
Pakistan International Bulk Terminal *	1,092,142	243,136
Thal	55,600	328,899
		6,720,999
Oil & Gas — 20.5%
Attock Petroleum	23,100	151,671
Byco Petroleum Pakistan *	624,400	122,830
National Refinery	75,500	540,637

Schedule of Investments (Unaudited)	July 31, 2017

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Oil & Gas Development	1,678,640	$2,491,517
Pakistan Oilfields	231,020	1,062,039
Pakistan Petroleum	925,400	1,561,097
Pakistan State Oil	410,330	1,534,201
Shell Pakistan	36,900	201,714
		7,665,706
Telecommunications — 0.6%
Pakistan Telecommunication	1,626,080	220,504
Utilities — 9.7%
Hub Power	1,616,242	1,893,846
K-Electric *	5,136,500	319,752
Kot Addu Power	844,600	600,790
SUI Northern Gas Pipeline *	386,500	567,500
SUI Southern Gas *	529,200	207,150
		3,589,038
TOTAL INVESTMENTS — 100.1%
(Cost $41,777,204) †		$37,402,622

Percentages are based on Net Assets of $37,356,218.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $41,777,204, and the unrealized appreciation and depreciation were $90,638 and $(4,465,220), respectively.

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2017, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 29, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: September 29, 2017

*	Print the name and title of each signing officer under his or her signature.